Separate Account VL-R

American General Life Insurance Company

Financial Statements

December 31, 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of American General Life Insurance Company and the Contract Owners of American General Life Insurance Company Separate Account VL-R.
Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities , including the schedules of portfolio investments, of each of the subaccounts of American General Life Insurance Company Separate Account VL-R indicated in the table below as of December 31, 2024, and the related statements of operations, and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of American General Life Insurance Company Separate Account VL-R as of December 31, 2024, and the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Hedged Allocation Portfolio Class A (1)	LVIP JPMorgan U.S. Equity Fund Standard Class (1)
AB VPS Large Cap Growth Portfolio Class A (1)	MFS VIT Growth Series Initial Class (1)
AB VPS Relative Value Portfolio Class A (1)	MFS VIT Investors Trust Series Initial Class (1)
AB VPS Small Cap Growth Portfolio Class A (1)	MFS VIT New Discovery Series Initial Class (1)
AB VPS Sustainable Global Thematic Portfolio Class A (1)	MFS VIT Research Series Initial Class (1)
Alger Capital Appreciation Portfolio Class I-2 (1)	MFS VIT Total Return Series Initial Class (1)
Alger Mid Cap Growth Portfolio Class I-2 (1)	MFS VIT Utilities Series Initial Class (1)
American Funds IS American High-Income Trust Class 2 (1)	MFS VIT II Core Equity Portfolio Initial Class (1)
American Funds IS Asset Allocation Fund Class 2 (1)	Morgan Stanley VIF Growth Portfolio Class I (1)
American Funds IS Global Growth Fund Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Class I (1)
American Funds IS Growth Fund Class 2 (1)	Neuberger Berman AMT Short Duration Bond Portfolio Class I (1)
American Funds IS Growth-Income Fund Class 2 (1)	Neuberger Berman AMT Sustainable Equity Portfolio Class I (1)
American Funds IS International Fund Class 2 (1)	PIMCO Commodity Real Return Strategy Portfolio Administrative Class (1)
BNY Mellon IP Mid Cap Stock Portfolio Initial Shares (1)	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class (1)
BNY Mellon Stock Index Fund, Inc. Initial Shares (1)	PIMCO Real Return Portfolio Administrative Class (1)
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares (1)	PIMCO Short-Term Portfolio Administrative Class (1)
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA (1)	PIMCO Total Return Portfolio Administrative Class (1)
EQ/Common Stock Index Portfolio Class IA (1)	Pioneer Fund VCT Portfolio Class I (1)
EQ/Core Plus Bond Portfolio Class IA (1)	Pioneer Mid Cap Value VCT Portfolio Class I (1)
EQ/International Equity Index Portfolio Class IA (1)	Pioneer Select Mid Cap Growth VCT Portfolio Class I (1)
EQ/Moderate Allocation Portfolio Class IA (1)	Putnam VT Diversified Income Fund Class IB (1)
EQ/Money Market Portfolio Class IA (1)	Putnam VT International Value Fund Class IB (1)
Fidelity VIP Asset Manager Growth Portfolio Initial Class (1)	Putnam VT Large Cap Growth Fund Class IB (1)
Fidelity VIP Asset Manager Portfolio Initial Class (1)	Putnam VT Large Cap Value Fund Class IB (1)
Fidelity VIP Asset Manager Portfolio Service Class 2 (1)	Putnam VT Small Cap Value Fund Class IB (1)
Fidelity VIP Contrafund Portfolio Initial Class (1)	Putnam VT Sustainable Leaders Fund Class IB (1)
Fidelity VIP Contrafund Portfolio Service Class 2 (1)	SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)
Fidelity VIP Equity-Income Portfolio Initial Class (1)	SAST SA AB Growth Portfolio Class 1 (1)
Fidelity VIP Equity-Income Portfolio Service Class 2 (1)	SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)
Fidelity VIP Freedom 2020 Portfolio Service Class 2 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)
Fidelity VIP Freedom 2025 Portfolio Service Class 2 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)
Fidelity VIP Freedom 2030 Portfolio Service Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
Fidelity VIP Government Money Market Portfolio Initial Class (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
Fidelity VIP Government Money Market Portfolio Service Class 2 (1)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
Fidelity VIP Growth Portfolio Initial Class (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
Fidelity VIP Growth Portfolio Service Class 2 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
Fidelity VIP High Income Portfolio Initial Class (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
Fidelity VIP Index 500 Portfolio Initial Class (1)	SAST SA JPMorgan Global Equities Portfolio Class 1 (1)
Fidelity VIP Investment Grade Bond Portfolio Initial Class (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
Fidelity VIP Mid Cap Portfolio Service Class 2 (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)

1

Fidelity VIP Overseas Portfolio Initial Class (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
FTVIP Franklin Mutual Shares VIP Fund Class 2 (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1 (1)
FTVIP Franklin Small Cap Value VIP Fund Class 2 (1)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (1)
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
FTVIP Franklin U.S. Government Securities VIP Fund Class 2 (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
FTVIP Templeton Foreign VIP Fund Class 2 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
Goldman Sachs VIT Strategic Growth Fund Institutional Shares (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1 (1)
Invesco V.I. American Franchise Fund Series I (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
Invesco V.I. Conservative Balanced Fund Series I (2)	SAST SA Putnam International Growth and Income Portfolio Class 1 (1)
Invesco V.I. Core Equity Fund Series I (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
Invesco V.I. Equity and Income Fund Series I (2)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
Invesco V.I. EQV International Equity Fund Series 1 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (1)
Invesco V.I. Global Fund Series I (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
Invesco V.I. Global Real Estate Fund Series I (1)	VALIC Company I Core Bond Fund (1)
Invesco V.I. Global Strategic Income Fund Series I (1)	VALIC Company I Dynamic Allocation Fund (1)
Invesco V.I. Government Securities Fund Series I (1)	VALIC Company I Emerging Economies Fund (1)
Invesco V.I. Growth and Income Fund Series I (1)	VALIC Company I International Equities Index Fund (1)
Invesco V.I. High Yield Fund Series I (1)	VALIC Company I International Value Fund (1)
Invesco V.I. Main Street Fund Series I (1)	VALIC Company I Mid Cap Index Fund (1)
Janus Henderson Enterprise Portfolio Service Shares (1)	VALIC Company I Mid Cap Value Fund (1)
Janus Henderson Forty Portfolio Service Shares (1)	VALIC Company I Nasdaq-100 Index Fund (1)
Janus Henderson Global Research Portfolio Service Shares (1)	VALIC Company I Science & Technology Fund (1)
Janus Henderson Overseas Portfolio Service Shares (1)	VALIC Company I Small Cap Index Fund (1)
LVIP American Century Capital Appreciation Fund Standard Class II (1)	VALIC Company I Stock Index Fund (1)
LVIP American Century Disciplined Core Value Fund Standard Class II (1)	VALIC Company I U.S. Socially Responsible Fund (1)
LVIP American Century Value Fund Standard Class II (1)	VanEck VIP Emerging Markets Fund Initial Class (1)
LVIP JPMorgan Core Bond Fund Standard Class (1)	VanEck VIP Global Resources Fund Initial Class (1)
LVIP JPMorgan Mid Cap Value Fund Standard Class (1)	Vanguard VIF High Yield Bond Portfolio (1)
LVIP JPMorgan Small Cap Core Fund Standard Class (1)	Vanguard VIF Real Estate Index Portfolio (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2024, and 2023
(2) The Invesco V.I. Conservative Balanced Fund, in operation for the period January 1, 2023, to December 31, 2023, and January 1, 2024, to April 26, 2024 (cessation of operations) merged into the Invesco V.I. Equity and Income Fund, in operation for the period April 26, 2024 (commencement of operations) to December 31, 2024.

Basis for Opinions
These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of American General Life Insurance Company Separate Account VL-R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of American General Life Insurance Company Separate Account VL-R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 17, 2025

We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditors.

2

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets
AB VPS Balanced Hedged Allocation Portfolio Class A	$200,041	$—	$200,041
AB VPS Large Cap Growth Portfolio Class A	48,564,936	—	48,564,936
AB VPS Relative Value Portfolio Class A	1,974,092	—	1,974,092
AB VPS Small Cap Growth Portfolio Class A	530,936	—	530,936
AB VPS Sustainable Global Thematic Portfolio Class A	1,426,708	—	1,426,708
Alger Capital Appreciation Portfolio Class I-2	19,053,582	—	19,053,582
Alger Mid Cap Growth Portfolio Class I-2	4,216,109	—	4,216,109
American Funds IS American High-Income Trust Class 2	1,706,203	—	1,706,203
American Funds IS Asset Allocation Fund Class 2	11,622,556	—	11,622,556
American Funds IS Global Growth Fund Class 2	3,795,483	—	3,795,483
American Funds IS Growth Fund Class 2	11,202,349	—	11,202,349
American Funds IS Growth-Income Fund Class 2	10,564,415	—	10,564,415
American Funds IS International Fund Class 2	2,475,053	—	2,475,053
BNY Mellon IP MidCap Stock Portfolio Initial Shares	4,589,061	—	4,589,061
BNY Mellon Stock Index Fund, Inc. Initial Shares	7,891,611	—	7,891,611
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	7,443,688	—	7,443,688
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	643,389	—	643,389
EQ/Common Stock Index Portfolio Class IA	2,295,797	—	2,295,797
EQ/Core Plus Bond Portfolio Class IA	11,112	—	11,112
EQ/International Equity Index Portfolio Class IA	144,150	—	144,150
EQ/Moderate Allocation Portfolio Class IA	339,287	—	339,287
EQ/Money Market Portfolio Class IA	9,345	—	9,345
Fidelity VIP Asset Manager Growth Portfolio Initial Class	6,405,764	—	6,405,764
Fidelity VIP Asset Manager Portfolio Initial Class	9,617,137	—	9,617,137
Fidelity VIP Asset Manager Portfolio Service Class 2	3,886,937	—	3,886,937
Fidelity VIP Contrafund Portfolio Initial Class	63,449,724	—	63,449,724
Fidelity VIP Contrafund Portfolio Service Class 2	56,875,159	—	56,875,159
Fidelity VIP Equity-Income Portfolio Initial Class	33,852,154	—	33,852,154
Fidelity VIP Equity-Income Portfolio Service Class 2	21,971,464	—	21,971,464
Fidelity VIP Freedom 2020 Portfolio Service Class 2	219,235	—	219,235
Fidelity VIP Freedom 2025 Portfolio Service Class 2	578,574	—	578,574
Fidelity VIP Freedom 2030 Portfolio Service Class 2	1,865,384	—	1,865,384
Fidelity VIP Government Money Market Portfolio Initial Class	13,056,019	—	13,056,019
Fidelity VIP Government Money Market Portfolio Service Class 2	1,100,752	—	1,100,752
Fidelity VIP Growth Portfolio Initial Class	109,606,356	—	109,606,356
Fidelity VIP Growth Portfolio Service Class 2	44,227,484	—	44,227,484
Fidelity VIP High Income Portfolio Initial Class	1,760,110	—	1,760,110
Fidelity VIP Index 500 Portfolio Initial Class	53,971,935	—	53,971,935
Fidelity VIP Investment Grade Bond Portfolio Initial Class	2,248,214	—	2,248,214
Fidelity VIP Mid Cap Portfolio Service Class 2	13,778,165	—	13,778,165
Fidelity VIP Overseas Portfolio Initial Class	6,564,513	—	6,564,513
FTVIP Franklin Mutual Shares VIP Fund Class 2	6,991,743	—	6,991,743
FTVIP Franklin Small Cap Value VIP Fund Class 2	9,023,667	—	9,023,667
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	24,166	—	24,166
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	1,894,070	—	1,894,070
FTVIP Templeton Foreign VIP Fund Class 2	3,378,537	—	3,378,537
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	5,679,973	—	5,679,973
Invesco V.I. American Franchise Fund Series I	958,211	—	958,211
Invesco V.I. Core Equity Fund Series I	11,674,947	—	11,674,947
Invesco V.I. Equity and Income Fund Series I	1,416,166	—	1,416,166
Invesco V.I. EQV International Equity Fund Series 1	7,592,543	—	7,592,543
Invesco V.I. Global Fund Series I	11,239,196	—	11,239,196
Invesco V.I. Global Real Estate Fund Series I	716,837	—	716,837
The accompanying Notes to Financial Statements are an integral part of this statement.

3

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets
Invesco V.I. Global Strategic Income Fund Series I	$135	$—	$135
Invesco V.I. Government Securities Fund Series I	7,638	—	7,638
Invesco V.I. Growth and Income Fund Series I	12,831,725	—	12,831,725
Invesco V.I. High Yield Fund Series I	772,916	—	772,916
Invesco V.I. Main Street Fund Series I	942,219	—	942,219
Janus Henderson Enterprise Portfolio Service Shares	9,269,645	—	9,269,645
Janus Henderson Forty Portfolio Service Shares	2,356,613	—	2,356,613
Janus Henderson Global Research Portfolio Service Shares	4,411,100	—	4,411,100
Janus Henderson Overseas Portfolio Service Shares	6,287,831	—	6,287,831
LVIP American Century Capital Appreciation Fund Standard Class II	402,420	—	402,420
LVIP American Century Disciplined Core Value Fund Standard Class II	183,364	—	183,364
LVIP American Century Value Fund Standard Class II	17,766,256	—	17,766,256
LVIP JPMorgan Core Bond Fund Standard Class	4,472,631	—	4,472,631
LVIP JPMorgan Mid Cap Value Fund Standard Class	427,211	—	427,211
LVIP JPMorgan Small Cap Core Fund Standard Class	3,758,819	—	3,758,819
LVIP JPMorgan U.S. Equity Fund Standard Class	639,984	—	639,984
MFS VIT Growth Series Initial Class	42,724,466	—	42,724,466
MFS VIT Investors Trust Series Initial Class	3,577,770	—	3,577,770
MFS VIT New Discovery Series Initial Class	7,959,428	—	7,959,428
MFS VIT Research Series Initial Class	11,657,524	—	11,657,524
MFS VIT Total Return Series Initial Class	4,265,448	—	4,265,448
MFS VIT Utilities Series Initial Class	7,506,010	—	7,506,010
MFS VIT II Core Equity Portfolio Initial Class	16,283,132	—	16,283,132
Morgan Stanley VIF Growth Portfolio Class I	6,275,064	—	6,275,064
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	9,471,327	—	9,471,327
Neuberger Berman AMT Short Duration Bond Portfolio Class I	42,197	—	42,197
Neuberger Berman AMT Sustainable Equity Portfolio Class I	649,325	—	649,325
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	912,023	—	912,023
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	535,906	—	535,906
PIMCO Real Return Portfolio Administrative Class	6,502,721	—	6,502,721
PIMCO Short-Term Portfolio Administrative Class	4,605,745	—	4,605,745
PIMCO Total Return Portfolio Administrative Class	12,736,228	—	12,736,228
Pioneer Fund VCT Portfolio Class I	2,417,104	—	2,417,104
Pioneer Mid Cap Value VCT Portfolio Class I	1,289,794	—	1,289,794
Pioneer Select Mid Cap Growth VCT Portfolio Class I	3,643,505	—	3,643,505
Putnam VT Diversified Income Fund Class IB	4,499,352	—	4,499,352
Putnam VT International Value Fund Class IB	4,503,949	—	4,503,949
Putnam VT Large Cap Growth Fund Class IB	123,220	—	123,220
Putnam VT Large Cap Value Fund Class IB	21,129,618	—	21,129,618
Putnam VT Small Cap Value Fund Class IB	150,810	—	150,810
Putnam VT Sustainable Leaders Fund Class IB	109,295	—	109,295
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	209,823	—	209,823
SAST SA AB Growth Portfolio Class 1	10,446,605	—	10,446,605
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	183,188	—	183,188
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	268,829	—	268,829
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,000,146	—	3,000,146
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	599,794	—	599,794
SAST SA Invesco Growth Opportunities Portfolio Class 1	144,480	—	144,480
SAST SA Janus Focused Growth Portfolio Class 1	1,320,902	—	1,320,902
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,788,801	—	4,788,801
SAST SA JPMorgan Emerging Markets Portfolio Class 1	304,823	—	304,823
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,371,537	—	3,371,537
SAST SA JPMorgan Global Equities Portfolio Class 1	427,053	—	427,053
The accompanying Notes to Financial Statements are an integral part of this statement.

4

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets
SAST SA JPMorgan Large Cap Core Portfolio Class 1	$464,500	$—	$464,500
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	44,343	—	44,343
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	9,285,910	—	9,285,910
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,372,017	—	1,372,017
SAST SA MFS Blue Chip Growth Portfolio Class 1	79,395	—	79,395
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	727,271	—	727,271
SAST SA MFS Total Return Portfolio Class 1	849,410	—	849,410
SAST SA Morgan Stanley International Equities Portfolio Class 1	295,580	—	295,580
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	130,851	—	130,851
SAST SA PineBridge High-Yield Bond Portfolio Class 1	257,579	—	257,579
SAST SA Putnam International Growth and Income Portfolio Class 1	509,126	—	509,126
SAST SA Wellington Capital Appreciation Portfolio Class 1	6,958,746	—	6,958,746
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,214,108	—	1,214,108
SAST SA Wellington Government and Quality Bond Portfolio Class 1	242,759	—	242,759
SAST SA Wellington Government and Quality Bond Portfolio Class 3	653,004	—	653,004
VALIC Company I Core Bond Fund	500,346	—	500,346
VALIC Company I Dynamic Allocation Fund	10,899,048	—	10,899,048
VALIC Company I Emerging Economies Fund	601,295	—	601,295
VALIC Company I International Equities Index Fund	4,831,336	—	4,831,336
VALIC Company I International Value Fund	253,310	—	253,310
VALIC Company I Mid Cap Index Fund	18,697,053	—	18,697,053
VALIC Company I Mid Cap Value Fund	323,630	—	323,630
VALIC Company I Nasdaq-100 Index Fund	13,558,023	—	13,558,023
VALIC Company I Science & Technology Fund	9,298,314	—	9,298,314
VALIC Company I Small Cap Index Fund	9,406,980	—	9,406,980
VALIC Company I Stock Index Fund	33,158,013	—	33,158,013
VALIC Company I U.S. Socially Responsible Fund	262,730	—	262,730
VanEck VIP Emerging Markets Fund Initial Class	123,474	—	123,474
VanEck VIP Global Resources Fund Initial Class	238,990	—	238,990
Vanguard VIF High Yield Bond Portfolio	5,702,182	—	5,702,182
Vanguard VIF Real Estate Index Portfolio	12,219,338	—	12,219,338
The accompanying Notes to Financial Statements are an integral part of this statement.

5

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
AB VPS Balanced Hedged Allocation Portfolio Class A	21,815	$9.17	$200,041	$214,723	1
AB VPS Large Cap Growth Portfolio Class A	543,779	89.31	48,564,936	36,231,005	1
AB VPS Relative Value Portfolio Class A	62,314	31.68	1,974,092	1,820,404	1
AB VPS Small Cap Growth Portfolio Class A	41,773	12.71	530,936	615,863	1
AB VPS Sustainable Global Thematic Portfolio Class A	40,612	35.13	1,426,708	1,246,581	1
Alger Capital Appreciation Portfolio Class I-2	164,439	115.87	19,053,582	13,395,617	1
Alger Mid Cap Growth Portfolio Class I-2	206,672	20.40	4,216,109	4,274,222	1
American Funds IS American High-Income Trust Class 2	190,424	8.96	1,706,203	1,770,325	1
American Funds IS Asset Allocation Fund Class 2	453,121	25.65	11,622,556	11,230,253	1
American Funds IS Global Growth Fund Class 2	104,358	36.37	3,795,483	3,595,623	1
American Funds IS Growth Fund Class 2	89,056	125.79	11,202,349	8,528,265	1
American Funds IS Growth-Income Fund Class 2	154,496	68.38	10,564,415	8,103,722	1
American Funds IS International Fund Class 2	139,440	17.75	2,475,053	2,655,485	1
BNY Mellon IP MidCap Stock Portfolio Initial Shares	222,986	20.58	4,589,061	4,175,821	1
BNY Mellon Stock Index Fund, Inc. Initial Shares	98,942	79.76	7,891,611	5,315,311	1
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	170,884	43.56	7,443,688	7,583,954	1
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	8,441	76.22	643,389	629,230	1
EQ/Common Stock Index Portfolio Class IA	46,445	49.43	2,295,797	1,656,558	1
EQ/Core Plus Bond Portfolio Class IA	3,365	3.30	11,112	12,724	1
EQ/International Equity Index Portfolio Class IA	13,196	10.92	144,150	123,312	1
EQ/Moderate Allocation Portfolio Class IA	28,100	12.07	339,287	322,774	1
EQ/Money Market Portfolio Class IA	9,338	1.00	9,345	9,344	1
Fidelity VIP Asset Manager Growth Portfolio Initial Class	278,149	23.03	6,405,764	5,208,980	1
Fidelity VIP Asset Manager Portfolio Initial Class	584,628	16.45	9,617,137	8,626,408	1
Fidelity VIP Asset Manager Portfolio Service Class 2	244,461	15.90	3,886,937	3,713,976	1
Fidelity VIP Contrafund Portfolio Initial Class	1,095,094	57.94	63,449,724	42,937,743	1
Fidelity VIP Contrafund Portfolio Service Class 2	1,024,778	55.50	56,875,159	46,632,860	1
Fidelity VIP Equity-Income Portfolio Initial Class	1,273,116	26.59	33,852,154	29,138,533	1
Fidelity VIP Equity-Income Portfolio Service Class 2	861,626	25.50	21,971,464	20,692,903	1
Fidelity VIP Freedom 2020 Portfolio Service Class 2	17,413	12.59	219,235	225,704	1
Fidelity VIP Freedom 2025 Portfolio Service Class 2	36,503	15.85	578,574	551,299	1
Fidelity VIP Freedom 2030 Portfolio Service Class 2	114,652	16.27	1,865,384	1,699,171	1
Fidelity VIP Government Money Market Portfolio Initial Class	13,056,019	1.00	13,056,019	13,056,019	1
Fidelity VIP Government Money Market Portfolio Service Class 2	1,100,752	1.00	1,100,752	1,100,752	1
Fidelity VIP Growth Portfolio Initial Class	1,130,662	96.94	109,606,356	92,516,707	1
Fidelity VIP Growth Portfolio Service Class 2	476,898	92.74	44,227,484	42,278,937	1
Fidelity VIP High Income Portfolio Initial Class	372,905	4.72	1,760,110	1,907,455	1
Fidelity VIP Index 500 Portfolio Initial Class	94,767	569.52	53,971,935	19,730,635	1
Fidelity VIP Investment Grade Bond Portfolio Initial Class	204,755	10.98	2,248,214	2,572,634	1
Fidelity VIP Mid Cap Portfolio Service Class 2	388,336	35.48	13,778,165	13,485,689	1
Fidelity VIP Overseas Portfolio Initial Class	257,735	25.47	6,564,513	5,380,947	1
FTVIP Franklin Mutual Shares VIP Fund Class 2	426,586	16.39	6,991,743	6,907,055	1
FTVIP Franklin Small Cap Value VIP Fund Class 2	630,144	14.32	9,023,667	8,462,529	1
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,634	14.79	24,166	22,934	1
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	186,058	10.18	1,894,070	1,996,663	1
FTVIP Templeton Foreign VIP Fund Class 2	245,533	13.76	3,378,537	3,277,691	1
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	369,069	15.39	5,679,973	4,412,774	1
Invesco V.I. American Franchise Fund Series I	12,048	79.53	958,211	724,241	1
Invesco V.I. Core Equity Fund Series I	347,262	33.62	11,674,947	10,690,748	1
Invesco V.I. Equity and Income Fund Series I	81,109	17.46	1,416,166	1,405,391	1
Invesco V.I. EQV International Equity Fund Series 1	226,508	33.52	7,592,543	7,723,744	1
Invesco V.I. Global Fund Series I	281,050	39.99	11,239,196	10,832,697	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

6

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
Invesco V.I. Global Real Estate Fund Series I	53,535	$13.39	$716,837	$740,816	1
Invesco V.I. Global Strategic Income Fund Series I	31	4.29	135	126	1
Invesco V.I. Government Securities Fund Series I	747	10.23	7,638	7,583	1
Invesco V.I. Growth and Income Fund Series I	633,665	20.25	12,831,725	12,229,912	1
Invesco V.I. High Yield Fund Series I	162,037	4.77	772,916	794,595	1
Invesco V.I. Main Street Fund Series I	46,165	20.41	942,219	974,290	1
Janus Henderson Enterprise Portfolio Service Shares	124,058	74.72	9,269,645	9,031,563	1
Janus Henderson Forty Portfolio Service Shares	46,154	51.06	2,356,613	1,874,695	1
Janus Henderson Global Research Portfolio Service Shares	63,043	69.97	4,411,100	3,624,788	1
Janus Henderson Overseas Portfolio Service Shares	150,535	41.77	6,287,831	5,262,407	1
LVIP American Century Capital Appreciation Fund Standard Class II	24,002	16.77	402,420	348,262	1
LVIP American Century Disciplined Core Value Fund Standard Class II	21,409	8.57	183,364	191,021	1
LVIP American Century Value Fund Standard Class II	1,452,797	12.23	17,766,256	17,096,150	1
LVIP JPMorgan Core Bond Fund Standard Class	465,414	9.61	4,472,631	5,064,071	1
LVIP JPMorgan Mid Cap Value Fund Standard Class	43,835	9.75	427,211	449,516	1
LVIP JPMorgan Small Cap Core Fund Standard Class	173,265	21.69	3,758,819	3,572,940	1
LVIP JPMorgan U.S. Equity Fund Standard Class	14,384	44.49	639,984	459,110	1
MFS VIT Growth Series Initial Class	582,792	73.31	42,724,466	39,067,752	1
MFS VIT Investors Trust Series Initial Class	90,029	39.74	3,577,770	2,783,952	1
MFS VIT New Discovery Series Initial Class	576,353	13.81	7,959,428	8,842,292	1
MFS VIT Research Series Initial Class	327,551	35.59	11,657,524	9,887,835	1
MFS VIT Total Return Series Initial Class	183,302	23.27	4,265,448	4,315,291	1
MFS VIT Utilities Series Initial Class	219,346	34.22	7,506,010	7,584,639	1
MFS VIT II Core Equity Portfolio Initial Class	515,126	31.61	16,283,132	13,364,503	1
Morgan Stanley VIF Growth Portfolio Class I	320,647	19.57	6,275,064	5,970,744	1
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	302,792	31.28	9,471,327	8,986,765	1
Neuberger Berman AMT Short Duration Bond Portfolio Class I	4,368	9.66	42,197	45,134	1
Neuberger Berman AMT Sustainable Equity Portfolio Class I	16,262	39.93	649,325	444,533	1
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	167,344	5.45	912,023	1,046,359	1
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	57,998	9.24	535,906	609,189	1
PIMCO Real Return Portfolio Administrative Class	564,963	11.51	6,502,721	6,926,401	1
PIMCO Short-Term Portfolio Administrative Class	446,293	10.32	4,605,745	4,587,933	1
PIMCO Total Return Portfolio Administrative Class	1,408,875	9.04	12,736,228	13,908,449	1
Pioneer Fund VCT Portfolio Class I	130,092	18.58	2,417,104	1,966,824	1
Pioneer Mid Cap Value VCT Portfolio Class I	112,744	11.44	1,289,794	1,356,043	1
Pioneer Select Mid Cap Growth VCT Portfolio Class I	133,511	27.29	3,643,505	3,375,939	1
Putnam VT Diversified Income Fund Class IB	973,886	4.62	4,499,352	5,207,130	1
Putnam VT International Value Fund Class IB	374,082	12.04	4,503,949	4,016,181	1
Putnam VT Large Cap Growth Fund Class IB	7,164	17.20	123,220	88,492	1
Putnam VT Large Cap Value Fund Class IB	651,746	32.42	21,129,618	17,449,133	1
Putnam VT Small Cap Value Fund Class IB	13,148	11.47	150,810	137,288	1
Putnam VT Sustainable Leaders Fund Class IB	2,263	48.30	109,295	89,118	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	12,534	16.74	209,823	214,241	1
SAST SA AB Growth Portfolio Class 1	168,711	61.92	10,446,605	8,509,316	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	15,999	11.45	183,188	207,221	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	21,118	12.73	268,829	306,952	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	144,585	20.75	3,000,146	2,862,740	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	45,926	13.06	599,794	574,035	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	19,983	7.23	144,480	161,213	1
SAST SA Janus Focused Growth Portfolio Class 1	64,153	20.59	1,320,902	953,277	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	250,199	19.14	4,788,801	4,622,727	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	38,536	7.91	304,823	314,733	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

7

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2024

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA JPMorgan Equity-Income Portfolio Class 1	103,168	$32.68	$3,371,537	$3,449,389	1
SAST SA JPMorgan Global Equities Portfolio Class 1	20,173	21.17	427,053	380,357	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	20,073	23.14	464,500	416,726	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	5,543	8.00	44,343	50,197	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	478,902	19.39	9,285,910	9,906,780	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	127,511	10.76	1,372,017	1,357,787	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	4,726	16.80	79,395	61,437	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	34,241	21.24	727,271	738,733	1
SAST SA MFS Total Return Portfolio Class 1	47,033	18.06	849,410	872,318	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	30,630	9.65	295,580	294,394	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	14,301	9.15	130,851	149,275	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	49,822	5.17	257,579	269,001	1
SAST SA Putnam International Growth and Income Portfolio Class 1	44,739	11.38	509,126	489,605	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	153,445	45.35	6,958,746	5,943,781	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	34,551	35.14	1,214,108	857,659	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	18,936	12.82	242,759	274,933	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	51,016	12.80	653,004	763,753	1
VALIC Company I Core Bond Fund	51,004	9.81	500,346	540,182	1
VALIC Company I Dynamic Allocation Fund	1,033,085	10.55	10,899,048	11,525,341	1
VALIC Company I Emerging Economies Fund	94,395	6.37	601,295	709,282	1
VALIC Company I International Equities Index Fund	597,938	8.08	4,831,336	4,504,816	1
VALIC Company I International Value Fund	23,852	10.62	253,310	232,212	1
VALIC Company I Mid Cap Index Fund	670,626	27.88	18,697,053	17,392,417	1
VALIC Company I Mid Cap Value Fund	17,900	18.08	323,630	324,917	1
VALIC Company I Nasdaq-100 Index Fund	484,215	28.00	13,558,023	10,246,725	1
VALIC Company I Science & Technology Fund	284,352	32.70	9,298,314	7,662,369	1
VALIC Company I Small Cap Index Fund	572,549	16.43	9,406,980	9,881,291	1
VALIC Company I Stock Index Fund	557,184	59.51	33,158,013	26,864,751	1
VALIC Company I U.S. Socially Responsible Fund	12,571	20.90	262,730	243,101	1
VanEck VIP Emerging Markets Fund Initial Class	13,465	9.17	123,474	151,386	1
VanEck VIP Global Resources Fund Initial Class	9,491	25.18	238,990	210,543	1
Vanguard VIF High Yield Bond Portfolio	770,565	7.40	5,702,182	5,696,012	1
Vanguard VIF Real Estate Index Portfolio	1,040,829	11.74	12,219,338	12,437,868	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

8

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AB VPS Balanced Hedged Allocation Portfolio Class A	AB VPS Large Cap Growth Portfolio Class A	AB VPS Relative Value Portfolio Class A	AB VPS Small Cap Growth Portfolio Class A	AB VPS Sustainable Global Thematic Portfolio Class A
For the Year Ended December 31, 2024
From operations:
Dividends	$3,948	$24,832	$28,864	$1,382	$—
Mortality and expense risk and administrative charges	(987)	(224,351)	(9,970)	(2,958)	(6,025)
Net investment income (loss)	2,961	(199,519)	18,894	(1,576)	(6,025)
Net realized gain (loss)	(3,262)	248,454	12,620	(47,128)	72,268
Capital gain distribution from mutual funds	3,948	1,840,121	68,567	—	4,308
Change in unrealized appreciation (depreciation) of investments	11,644	7,774,102	127,397	153,976	17,778
Increase (decrease) in net assets from operations	15,291	9,663,158	227,478	105,272	88,329

From contract transactions:
Payments received from contract owners	14,567	136,550	72,163	7,119	36,539
Payments for contract benefits or terminations	(3,104)	(199,180)	(85,421)	(103,248)	(78,904)
Policy loans	(93)	6,773	1,831	(1,174)	(17,337)
Transfers between sub-accounts (including fixed account), net	128	(113,723)	52,943	(38,460)	(863)
Contract maintenance charges	(15,492)	(272,807)	(129,410)	(16,424)	(63,686)
Increase (decrease) in net assets from contract transactions	(3,994)	(442,387)	(87,894)	(152,187)	(124,251)

Increase (decrease) in net assets	11,297	9,220,771	139,584	(46,915)	(35,922)
Net assets at beginning of period	188,744	39,344,165	1,834,508	577,851	1,462,630
Net assets at end of period	$200,041	$48,564,936	$1,974,092	$530,936	$1,426,708

Beginning units	8,598	500,739	17,288	10,020	43,554
Units issued	627	2,376	1,171	198	1,652
Units redeemed	(810)	(7,339)	(1,917)	(2,419)	(4,889)
Ending units	8,415	495,776	16,542	7,799	40,317

For the Year Ended December 31, 2023
From operations:
Dividends	$2,140	$—	$26,176	$—	$4,028
Mortality and expense risk and administrative charges	(904)	(168,813)	(8,779)	(2,780)	(5,449)
Net investment income (loss)	1,236	(168,813)	17,397	(2,780)	(1,421)
Net realized gain (loss)	(10,316)	67,054	26,258	(25,060)	47,467
Capital gain distribution from mutual funds	9,232	2,296,477	137,651	—	83,339
Change in unrealized appreciation (depreciation) of investments	21,161	7,909,394	12,626	117,510	71,530
Increase (decrease) in net assets from operations	21,313	10,104,112	193,932	89,670	200,915

From contract transactions:
Payments received from contract owners	14,604	110,662	84,056	15,436	63,679
Payments for contract benefits or terminations	(9,813)	(49,388)	(77,307)	(29,535)	(45,355)
Policy loans	(120)	22,195	3,611	(7,487)	11,617
Transfers between sub-accounts (including fixed account), net	157	19,664	347	29	(16,442)
Contract maintenance charges	(15,069)	(227,907)	(140,456)	(20,597)	(74,525)
Increase (decrease) in net assets from contract transactions	(10,241)	(124,774)	(129,749)	(42,154)	(61,026)

Increase (decrease) in net assets	11,072	9,979,338	64,183	47,516	139,889
Net assets at beginning of period	177,672	29,364,827	1,770,325	530,335	1,322,741
Net assets at end of period	$188,744	$39,344,165	$1,834,508	$577,851	$1,462,630

Beginning units	9,103	502,708	18,596	10,800	44,985
Units issued	916	2,814	1,282	618	3,132
Units redeemed	(1,421)	(4,783)	(2,590)	(1,398)	(4,563)
Ending units	8,598	500,739	17,288	10,020	43,554
The accompanying Notes to Financial Statements are an integral part of this statement.

9

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Alger Capital Appreciation Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2	American Funds IS American High-Income Trust Class 2	American Funds IS Asset Allocation Fund Class 2	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$109,695	$242,791	$58,086
Mortality and expense risk and administrative charges	(37,822)	(11,576)	(4,137)	(29,564)	(9,194)
Net investment income (loss)	(37,822)	(11,576)	105,558	213,227	48,892
Net realized gain (loss)	501,089	(364,082)	(5,812)	140,785	68,476
Capital gain distribution from mutual funds	—	—	—	472,658	105,428
Change in unrealized appreciation (depreciation) of investments	5,753,435	1,113,399	44,354	813,883	222,091
Increase (decrease) in net assets from operations	6,216,702	737,741	144,100	1,640,553	444,887

From contract transactions:
Payments received from contract owners	409,567	202,349	127,379	690,958	265,368
Payments for contract benefits or terminations	(251,776)	(131,044)	(4,362)	(200,206)	(19,585)
Policy loans	(26,708)	18,643	(1,533)	(31,277)	96
Transfers between sub-accounts (including fixed account), net	498,482	(1,871)	40,953	(68,214)	(36,107)
Contract maintenance charges	(369,105)	(217,567)	(81,900)	(659,765)	(174,109)
Increase (decrease) in net assets from contract transactions	260,460	(129,490)	80,537	(268,504)	35,663

Increase (decrease) in net assets	6,477,162	608,251	224,637	1,372,049	480,550
Net assets at beginning of period	12,576,420	3,607,858	1,481,566	10,250,507	3,314,933
Net assets at end of period	$19,053,582	$4,216,109	$1,706,203	$11,622,556	$3,795,483

Beginning units	292,527	133,902	108,848	623,292	163,807
Units issued	72,892	35,751	20,526	61,808	20,036
Units redeemed	(70,875)	(41,873)	(15,086)	(78,745)	(19,054)
Ending units	294,544	127,780	114,288	606,355	164,789

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$98,488	$213,977	$27,754
Mortality and expense risk and administrative charges	(35,431)	(12,193)	(3,606)	(25,128)	(7,574)
Net investment income (loss)	(35,431)	(12,193)	94,882	188,849	20,180
Net realized gain (loss)	(826,499)	(307,318)	(6,536)	(7,666)	44,822
Capital gain distribution from mutual funds	—	—	—	362,610	233,438
Change in unrealized appreciation (depreciation) of investments	4,846,844	994,318	70,098	709,577	314,276
Increase (decrease) in net assets from operations	3,984,914	674,807	158,444	1,253,370	612,716

From contract transactions:
Payments received from contract owners	461,010	202,801	129,474	732,968	266,187
Payments for contract benefits or terminations	(614,524)	(86,686)	(4,584)	(34,369)	(58,256)
Policy loans	(17,070)	(12,348)	389	4,167	3,241
Transfers between sub-accounts (including fixed account), net	(207,483)	(6,764)	20,894	50,555	(76,829)
Contract maintenance charges	(360,492)	(202,493)	(102,269)	(746,729)	(223,012)
Increase (decrease) in net assets from contract transactions	(738,559)	(105,490)	43,904	6,592	(88,669)

Increase (decrease) in net assets	3,246,355	569,317	202,348	1,259,962	524,047
Net assets at beginning of period	9,330,065	3,038,541	1,279,218	8,990,545	2,790,886
Net assets at end of period	$12,576,420	$3,607,858	$1,481,566	$10,250,507	$3,314,933

Beginning units	311,250	139,141	105,538	624,816	169,450
Units issued	135,177	65,942	14,722	53,892	16,234
Units redeemed	(153,900)	(71,181)	(11,412)	(55,416)	(21,877)
Ending units	292,527	133,902	108,848	623,292	163,807
The accompanying Notes to Financial Statements are an integral part of this statement.

10

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth-Income Fund Class 2	American Funds IS International Fund Class 2	BNY Mellon IP MidCap Stock Portfolio Initial Shares	BNY Mellon Stock Index Fund, Inc. Initial Shares
For the Year Ended December 31, 2024
From operations:
Dividends	$33,922	$110,250	$30,275	$37,729	$87,650
Mortality and expense risk and administrative charges	(25,713)	(24,620)	(6,276)	(9,307)	(25,139)
Net investment income (loss)	8,209	85,630	23,999	28,422	62,511
Net realized gain (loss)	324,716	184,279	575	45,753	278,891
Capital gain distribution from mutual funds	227,728	433,103	—	64,532	464,972
Change in unrealized appreciation (depreciation) of investments	2,179,394	1,344,785	35,935	388,621	803,106
Increase (decrease) in net assets from operations	2,740,047	2,047,797	60,509	527,328	1,609,480

From contract transactions:
Payments received from contract owners	888,333	858,394	265,224	140,011	134,885
Payments for contract benefits or terminations	(133,593)	(64,101)	(49,542)	(187,510)	(266,229)
Policy loans	(26,625)	(16,441)	(5)	(30,947)	(27,182)
Transfers between sub-accounts (including fixed account), net	(560,176)	(365,619)	95,023	(5,447)	(2,663)
Contract maintenance charges	(600,513)	(489,847)	(152,923)	(177,385)	(273,616)
Increase (decrease) in net assets from contract transactions	(432,574)	(77,614)	157,777	(261,278)	(434,805)

Increase (decrease) in net assets	2,307,473	1,970,183	218,286	266,050	1,174,675
Net assets at beginning of period	8,894,876	8,594,232	2,256,767	4,323,011	6,716,936
Net assets at end of period	$11,202,349	$10,564,415	$2,475,053	$4,589,061	$7,891,611

Beginning units	320,482	388,986	182,836	132,833	98,871
Units issued	30,605	40,033	32,362	17,096	2,048
Units redeemed	(43,360)	(44,002)	(20,558)	(25,293)	(6,118)
Ending units	307,727	385,017	194,640	124,636	94,801

For the Year Ended December 31, 2023
From operations:
Dividends	$28,289	$106,926	$28,031	$31,732	$86,777
Mortality and expense risk and administrative charges	(19,368)	(19,259)	(5,249)	(9,711)	(20,401)
Net investment income (loss)	8,921	87,667	22,782	22,021	66,376
Net realized gain (loss)	106,444	54,784	(33,394)	(111,421)	121,842
Capital gain distribution from mutual funds	433,434	402,300	—	127,576	220,610
Change in unrealized appreciation (depreciation) of investments	1,932,321	1,222,755	310,362	669,077	974,718
Increase (decrease) in net assets from operations	2,481,120	1,767,506	299,750	707,253	1,383,546

From contract transactions:
Payments received from contract owners	898,183	884,616	270,089	153,440	136,653
Payments for contract benefits or terminations	(50,795)	(43,927)	(26,355)	(223,268)	(48,552)
Policy loans	12,035	11,729	57	(2,860)	8,001
Transfers between sub-accounts (including fixed account), net	(264,538)	(249,683)	3,173	(47,759)	6,116
Contract maintenance charges	(713,842)	(613,895)	(189,575)	(194,460)	(276,205)
Increase (decrease) in net assets from contract transactions	(118,957)	(11,160)	57,389	(314,907)	(173,987)

Increase (decrease) in net assets	2,362,163	1,756,346	357,139	392,346	1,209,559
Net assets at beginning of period	6,532,713	6,837,886	1,899,628	3,930,665	5,507,377
Net assets at end of period	$8,894,876	$8,594,232	$2,256,767	$4,323,011	$6,716,936

Beginning units	326,979	390,488	177,889	143,420	101,035
Units issued	58,108	45,894	27,953	38,462	2,429
Units redeemed	(64,605)	(47,396)	(23,006)	(49,049)	(4,593)
Ending units	320,482	388,986	182,836	132,833	98,871
The accompanying Notes to Financial Statements are an integral part of this statement.

11

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	EQ/Common Stock Index Portfolio Class IA	EQ/Core Plus Bond Portfolio Class IA	EQ/International Equity Index Portfolio Class IA
For the Year Ended December 31, 2024
From operations:
Dividends	$50,496	$2,419	$16,591	$573	$4,360
Mortality and expense risk and administrative charges	(14,821)	(4,715)	(17,345)	(91)	(1,146)
Net investment income (loss)	35,675	(2,296)	(754)	482	3,214
Net realized gain (loss)	(148,171)	32,365	224,765	(500)	3,518
Capital gain distribution from mutual funds	—	83,576	147,615	—	—
Change in unrealized appreciation (depreciation) of investments	396,911	49,923	86,606	(162)	(505)
Increase (decrease) in net assets from operations	284,415	163,568	458,232	(180)	6,227

From contract transactions:
Payments received from contract owners	314,950	14,488	51,172	2,474	5,704
Payments for contract benefits or terminations	(242,571)	(101,646)	(272,384)	—	(3,622)
Policy loans	4,643	562	1,850	(175)	—
Transfers between sub-accounts (including fixed account), net	(451,887)	19,522	4	—	(154)
Contract maintenance charges	(412,017)	(33,686)	(119,012)	(4,297)	(13,158)
Increase (decrease) in net assets from contract transactions	(786,882)	(100,760)	(338,370)	(1,998)	(11,230)

Increase (decrease) in net assets	(502,467)	62,808	119,862	(2,178)	(5,003)
Net assets at beginning of period	7,946,155	580,581	2,175,935	13,290	149,153
Net assets at end of period	$7,443,688	$643,389	$2,295,797	$11,112	$144,150

Beginning units	273,405	4,294	13,226	40	287
Units issued	31,713	197	114	5	6
Units redeemed	(61,314)	(827)	(1,916)	(11)	(27)
Ending units	243,804	3,664	11,424	34	266

For the Year Ended December 31, 2023
From operations:
Dividends	$23,852	$1,991	$22,771	$305	$4,016
Mortality and expense risk and administrative charges	(17,498)	(4,124)	(15,454)	(102)	(1,071)
Net investment income (loss)	6,354	(2,133)	7,317	203	2,945
Net realized gain (loss)	(107,607)	3,645	128,701	(354)	2,078
Capital gain distribution from mutual funds	160,764	11,997	84,721	—	—
Change in unrealized appreciation (depreciation) of investments	528,398	157,724	226,138	621	18,703
Increase (decrease) in net assets from operations	587,909	171,233	446,877	470	23,726

From contract transactions:
Payments received from contract owners	316,558	18,062	50,745	2,679	7,564
Payments for contract benefits or terminations	(228,378)	(43,201)	(108,122)	—	(41)
Policy loans	(26,977)	(8,216)	(14,981)	(166)	(4)
Transfers between sub-accounts (including fixed account), net	533,292	(111)	(3)	1	(66)
Contract maintenance charges	(419,960)	(37,668)	(119,843)	(4,211)	(16,880)
Increase (decrease) in net assets from contract transactions	174,535	(71,134)	(192,204)	(1,697)	(9,427)

Increase (decrease) in net assets	762,444	100,099	254,673	(1,227)	14,299
Net assets at beginning of period	7,183,711	480,482	1,921,262	14,517	134,854
Net assets at end of period	$7,946,155	$580,581	$2,175,935	$13,290	$149,153

Beginning units	271,452	4,878	14,504	45	307
Units issued	70,425	87	115	6	9
Units redeemed	(68,472)	(671)	(1,393)	(11)	(29)
Ending units	273,405	4,294	13,226	40	287
The accompanying Notes to Financial Statements are an integral part of this statement.

12

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	EQ/Moderate Allocation Portfolio Class IA	EQ/Money Market Portfolio Class IA	Fidelity VIP Asset Manager Growth Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Service Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$9,006	$440	$112,525	$235,289	$90,350
Mortality and expense risk and administrative charges	(2,626)	(73)	(48,382)	(78,134)	(9,579)
Net investment income (loss)	6,380	367	64,143	157,155	80,771
Net realized gain (loss)	4,091	1	200,952	230,619	(1,006)
Capital gain distribution from mutual funds	13,562	2	74,986	68,793	26,115
Change in unrealized appreciation (depreciation) of investments	(61)	(1)	267,321	366,957	195,144
Increase (decrease) in net assets from operations	23,972	369	607,402	823,524	301,024

From contract transactions:
Payments received from contract owners	27,356	1,935	330,294	566,369	211,954
Payments for contract benefits or terminations	(6,929)	—	(282,141)	(2,094,830)	(299,565)
Policy loans	1,255	—	(28,637)	(43,296)	(4,394)
Transfers between sub-accounts (including fixed account), net	(140)	—	1,681	(83,003)	(18,920)
Contract maintenance charges	(55,643)	(2,850)	(436,462)	(827,764)	(284,605)
Increase (decrease) in net assets from contract transactions	(34,101)	(915)	(415,265)	(2,482,524)	(395,530)

Increase (decrease) in net assets	(10,129)	(546)	192,137	(1,659,000)	(94,506)
Net assets at beginning of period	349,416	9,891	6,213,627	11,276,137	3,981,443
Net assets at end of period	$339,287	$9,345	$6,405,764	$9,617,137	$3,886,937

Beginning units	6,020	53	11,223	179,201	193,510
Units issued	187	9	164	1,978	21,956
Units redeemed	(749)	(14)	(867)	(38,593)	(41,432)
Ending units	5,458	48	10,520	142,586	174,034

For the Year Ended December 31, 2023
From operations:
Dividends	$6,446	$501	$106,848	$254,434	$83,321
Mortality and expense risk and administrative charges	(2,724)	(86)	(44,755)	(79,066)	(10,987)
Net investment income (loss)	3,722	415	62,093	175,368	72,334
Net realized gain (loss)	(81,252)	1	166,446	(783,031)	(32,279)
Capital gain distribution from mutual funds	7,490	—	—	120,156	42,437
Change in unrealized appreciation (depreciation) of investments	108,978	(1)	637,723	1,738,446	362,041
Increase (decrease) in net assets from operations	38,938	415	866,262	1,250,939	444,533

From contract transactions:
Payments received from contract owners	31,860	2,178	357,934	630,940	240,325
Payments for contract benefits or terminations	(28,109)	(1,505)	(274,254)	(479,694)	(123,236)
Policy loans	(4,002)	—	(16,747)	(42,378)	12,036
Transfers between sub-accounts (including fixed account), net	(653)	—	(66,303)	(5,439)	9,513
Contract maintenance charges	(64,890)	(3,445)	(471,005)	(923,582)	(289,479)
Increase (decrease) in net assets from contract transactions	(65,794)	(2,772)	(470,375)	(820,153)	(150,841)

Increase (decrease) in net assets	(26,856)	(2,357)	395,887	430,786	293,692
Net assets at beginning of period	376,272	12,248	5,817,740	10,845,351	3,687,751
Net assets at end of period	$349,416	$9,891	$6,213,627	$11,276,137	$3,981,443

Beginning units	723	68	12,136	34,359	200,034
Units issued	13,058	10	124	307,076	42,939
Units redeemed	(7,761)	(25)	(1,037)	(162,234)	(49,463)
Ending units	6,020	53	11,223	179,201	193,510
The accompanying Notes to Financial Statements are an integral part of this statement.

13

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity-Income Portfolio Initial Class	Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$112,164	$17,427	$594,669	$349,682	$6,007
Mortality and expense risk and administrative charges	(437,767)	(132,022)	(260,440)	(54,002)	(760)
Net investment income (loss)	(325,603)	(114,595)	334,229	295,680	5,247
Net realized gain (loss)	3,114,464	3,496,493	826,907	534,000	(9,621)
Capital gain distribution from mutual funds	7,136,612	6,634,649	1,948,956	1,311,230	7,203
Change in unrealized appreciation (depreciation) of investments	6,508,915	4,648,289	1,539,428	780,925	13,759
Increase (decrease) in net assets from operations	16,434,388	14,664,836	4,649,520	2,921,835	16,588

From contract transactions:
Payments received from contract owners	1,280,971	1,410,765	1,292,316	765,391	17,516
Payments for contract benefits or terminations	(3,211,994)	(2,016,764)	(3,010,871)	(933,372)	(38,322)
Policy loans	(381,601)	(197,089)	(66,808)	(121,180)	26
Transfers between sub-accounts (including fixed account), net	(131,839)	171,146	(94,301)	153,831	1,763
Contract maintenance charges	(2,013,895)	(1,717,074)	(1,842,032)	(915,373)	(27,900)
Increase (decrease) in net assets from contract transactions	(4,458,358)	(2,349,016)	(3,721,696)	(1,050,703)	(46,917)

Increase (decrease) in net assets	11,976,030	12,315,820	927,824	1,871,132	(30,329)
Net assets at beginning of period	51,473,694	44,559,339	32,924,330	20,100,332	249,564
Net assets at end of period	$63,449,724	$56,875,159	$33,852,154	$21,971,464	$219,235

Beginning units	333,360	1,187,866	237,642	731,053	11,695
Units issued	2,666	220,929	2,440	104,300	2,054
Units redeemed	(25,951)	(278,449)	(26,652)	(141,277)	(4,236)
Ending units	310,075	1,130,346	213,430	694,076	9,513

For the Year Ended December 31, 2023
From operations:
Dividends	$229,140	$105,790	$607,397	$337,285	$7,221
Mortality and expense risk and administrative charges	(340,643)	(119,107)	(237,317)	(55,043)	(814)
Net investment income (loss)	(111,503)	(13,317)	370,080	282,242	6,407
Net realized gain (loss)	2,001,946	1,634,717	451,099	246,693	(6,069)
Capital gain distribution from mutual funds	1,662,584	1,486,967	911,730	578,778	1,717
Change in unrealized appreciation (depreciation) of investments	9,597,513	8,356,535	1,263,078	757,531	25,023
Increase (decrease) in net assets from operations	13,150,540	11,464,902	2,995,987	1,865,244	27,078

From contract transactions:
Payments received from contract owners	1,330,044	1,574,508	1,371,898	829,744	18,344
Payments for contract benefits or terminations	(2,812,640)	(1,397,135)	(1,777,518)	(915,327)	(3,823)
Policy loans	(164,603)	(113,302)	(59,428)	(28,925)	(235)
Transfers between sub-accounts (including fixed account), net	(57,167)	(684,839)	153,104	181,876	837
Contract maintenance charges	(2,080,737)	(1,742,846)	(1,986,573)	(956,525)	(26,195)
Increase (decrease) in net assets from contract transactions	(3,785,103)	(2,363,614)	(2,298,517)	(889,157)	(11,072)

Increase (decrease) in net assets	9,365,437	9,101,288	697,470	976,087	16,006
Net assets at beginning of period	42,108,257	35,458,051	32,226,860	19,124,245	233,558
Net assets at end of period	$51,473,694	$44,559,339	$32,924,330	$20,100,332	$249,564

Beginning units	361,439	1,254,816	255,457	765,987	12,228
Units issued	2,715	228,382	1,684	128,065	776
Units redeemed	(30,794)	(295,332)	(19,499)	(162,999)	(1,309)
Ending units	333,360	1,187,866	237,642	731,053	11,695
The accompanying Notes to Financial Statements are an integral part of this statement.

14

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Freedom 2025 Portfolio Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Portfolio Initial Class
For the Year Ended December 31, 2024
From operations:
Dividends	$13,150	$42,609	$667,918	$54,968	$919
Mortality and expense risk and administrative charges	(1,593)	(7,035)	(43,092)	(2,992)	(760,503)
Net investment income (loss)	11,557	35,574	624,826	51,976	(759,584)
Net realized gain (loss)	(9,563)	289,912	—	—	4,061,425
Capital gain distribution from mutual funds	1,109	4,050	—	—	23,040,666
Change in unrealized appreciation (depreciation) of investments	39,452	(23,510)	—	—	(61,020)
Increase (decrease) in net assets from operations	42,555	306,026	624,826	51,976	26,281,487

From contract transactions:
Payments received from contract owners	27,493	85,303	1,182,715	29,680	2,028,635
Payments for contract benefits or terminations	(9,129)	(1,613,010)	(768,479)	(127)	(6,239,848)
Policy loans	21,006	5,735	(171,868)	(3)	(526,843)
Transfers between sub-accounts (including fixed account), net	513	(268)	108,269	(75,521)	(320,721)
Contract maintenance charges	(47,046)	(145,792)	(1,525,677)	(142,885)	(3,366,568)
Increase (decrease) in net assets from contract transactions	(7,163)	(1,668,032)	(1,175,040)	(188,856)	(8,425,345)

Increase (decrease) in net assets	35,392	(1,362,006)	(550,214)	(136,880)	17,856,142
Net assets at beginning of period	543,182	3,227,390	13,606,233	1,237,632	91,750,214
Net assets at end of period	$578,574	$1,865,384	$13,056,019	$1,100,752	$109,606,356

Beginning units	23,450	132,103	1,087,913	115,002	454,684
Units issued	5,900	4,052	168,840	176,602	2,936
Units redeemed	(6,474)	(65,220)	(232,424)	(194,124)	(36,734)
Ending units	22,876	70,935	1,024,329	97,480	420,886

For the Year Ended December 31, 2023
From operations:
Dividends	$15,924	$69,049	$695,875	$69,717	$106,811
Mortality and expense risk and administrative charges	(2,270)	(6,415)	(49,278)	(3,937)	(590,313)
Net investment income (loss)	13,654	62,634	646,597	65,780	(483,502)
Net realized gain (loss)	(8,783)	(14,336)	—	—	1,543,305
Capital gain distribution from mutual funds	—	—	—	—	3,843,246
Change in unrealized appreciation (depreciation) of investments	71,747	362,170	—	—	19,774,581
Increase (decrease) in net assets from operations	76,618	410,468	646,597	65,780	24,677,630

From contract transactions:
Payments received from contract owners	32,594	91,300	1,282,135	42,765	2,063,220
Payments for contract benefits or terminations	(61)	(41,174)	(1,350,075)	(303,863)	(3,406,618)
Policy loans	22,002	(12,343)	(6,706)	34	(227,114)
Transfers between sub-accounts (including fixed account), net	(279,428)	(5,274)	1,149,942	(44,482)	(71,800)
Contract maintenance charges	(50,392)	(155,738)	(1,811,241)	(144,798)	(3,442,098)
Increase (decrease) in net assets from contract transactions	(275,285)	(123,229)	(735,945)	(450,344)	(5,084,410)

Increase (decrease) in net assets	(198,667)	287,239	(89,348)	(384,564)	19,593,220
Net assets at beginning of period	741,849	2,940,151	13,695,581	1,622,196	72,156,994
Net assets at end of period	$543,182	$3,227,390	$13,606,233	$1,237,632	$91,750,214

Beginning units	36,375	137,491	1,151,207	157,339	482,060
Units issued	3,940	5,117	905,435	42,238	4,995
Units redeemed	(16,865)	(10,505)	(968,729)	(84,575)	(32,371)
Ending units	23,450	132,103	1,087,913	115,002	454,684
The accompanying Notes to Financial Statements are an integral part of this statement.

15

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Growth Portfolio Service Class 2	Fidelity VIP High Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Investment Grade Bond Portfolio Initial Class	Fidelity VIP Mid Cap Portfolio Service Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$104,216	$655,502	$79,265	$46,835
Mortality and expense risk and administrative charges	(97,420)	(11,649)	(389,955)	(15,831)	(40,826)
Net investment income (loss)	(97,420)	92,567	265,547	63,434	6,009
Net realized gain (loss)	1,398,498	(25,141)	4,118,908	(42,528)	390,870
Capital gain distribution from mutual funds	9,565,846	—	31,175	—	1,813,025
Change in unrealized appreciation (depreciation) of investments	(491,154)	72,087	6,551,845	5,509	(143,271)
Increase (decrease) in net assets from operations	10,375,770	139,513	10,967,475	26,415	2,066,633

From contract transactions:
Payments received from contract owners	704,700	119,088	1,465,823	164,524	502,017
Payments for contract benefits or terminations	(1,516,810)	(69,340)	(3,748,411)	(151,233)	(354,067)
Policy loans	(256,407)	(11,289)	(117,019)	1,137	(237,949)
Transfers between sub-accounts (including fixed account), net	699,839	(9,439)	(64,131)	115,302	(102,451)
Contract maintenance charges	(1,129,959)	(160,879)	(2,140,715)	(235,578)	(539,247)
Increase (decrease) in net assets from contract transactions	(1,498,637)	(131,859)	(4,604,453)	(105,848)	(731,697)

Increase (decrease) in net assets	8,877,133	7,654	6,363,022	(79,433)	1,334,936
Net assets at beginning of period	35,350,351	1,752,456	47,608,913	2,327,647	12,443,229
Net assets at end of period	$44,227,484	$1,760,110	$53,971,935	$2,248,214	$13,778,165

Beginning units	712,775	17,728	326,468	18,887	461,922
Units issued	125,194	765	3,372	5,874	73,306
Units redeemed	(154,943)	(2,031)	(31,277)	(3,521)	(97,659)
Ending units	683,026	16,462	298,563	21,240	437,569

For the Year Ended December 31, 2023
From operations:
Dividends	$1,141	$96,095	$644,862	$59,214	$45,359
Mortality and expense risk and administrative charges	(90,956)	(11,475)	(328,156)	(15,940)	(39,461)
Net investment income (loss)	(89,815)	84,620	316,706	43,274	5,898
Net realized gain (loss)	1,047,779	(44,751)	2,280,200	(41,528)	68,690
Capital gain distribution from mutual funds	1,508,305	—	404,768	—	338,493
Change in unrealized appreciation (depreciation) of investments	6,869,908	121,922	6,888,503	121,216	1,184,244
Increase (decrease) in net assets from operations	9,336,177	161,791	9,890,177	122,962	1,597,325

From contract transactions:
Payments received from contract owners	729,282	128,792	1,521,000	180,375	505,163
Payments for contract benefits or terminations	(826,544)	(84,814)	(1,747,149)	(94,789)	(510,061)
Policy loans	(51,318)	(1,636)	(313,044)	4,911	(44,556)
Transfers between sub-accounts (including fixed account), net	797,000	(875)	(89,839)	(2,279)	(73,896)
Contract maintenance charges	(1,087,249)	(186,126)	(2,230,300)	(255,979)	(549,839)
Increase (decrease) in net assets from contract transactions	(438,829)	(144,659)	(2,859,332)	(167,761)	(673,189)

Increase (decrease) in net assets	8,897,348	17,132	7,030,845	(44,799)	924,136
Net assets at beginning of period	26,453,003	1,735,324	40,578,068	2,372,446	11,519,093
Net assets at end of period	$35,350,351	$1,752,456	$47,608,913	$2,327,647	$12,443,229

Beginning units	730,782	19,317	348,525	20,295	486,453
Units issued	196,311	1,415	1,488	1,586	56,620
Units redeemed	(214,318)	(3,004)	(23,545)	(2,994)	(81,151)
Ending units	712,775	17,728	326,468	18,887	461,922
The accompanying Notes to Financial Statements are an integral part of this statement.

16

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP Overseas Portfolio Initial Class	FTVIP Franklin Mutual Shares VIP Fund Class 2	FTVIP Franklin Small Cap Value VIP Fund Class 2	FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	FTVIP Franklin U.S. Government Securities VIP Fund Class 2
For the Year Ended December 31, 2024
From operations:
Dividends	$112,847	$139,360	$88,858	$—	$59,702
Mortality and expense risk and administrative charges	(51,924)	(19,550)	(28,094)	(61)	(5,965)
Net investment income (loss)	60,923	119,810	60,764	(61)	53,737
Net realized gain (loss)	299,841	(36,672)	(85,882)	25	(46,019)
Capital gain distribution from mutual funds	310,941	144,923	219,628	—	—
Change in unrealized appreciation (depreciation) of investments	(366,544)	494,459	723,218	2,370	14,885
Increase (decrease) in net assets from operations	305,161	722,520	917,728	2,334	22,603

From contract transactions:
Payments received from contract owners	370,932	343,334	334,805	420	92,489
Payments for contract benefits or terminations	(386,461)	(421,356)	(226,784)	—	(45,014)
Policy loans	(52,631)	(86,437)	(157,229)	—	(8,905)
Transfers between sub-accounts (including fixed account), net	42,679	715	(520,664)	252	265,377
Contract maintenance charges	(503,778)	(366,938)	(413,494)	(1,149)	(117,866)
Increase (decrease) in net assets from contract transactions	(529,259)	(530,682)	(983,366)	(477)	186,081

Increase (decrease) in net assets	(224,098)	191,838	(65,638)	1,857	208,684
Net assets at beginning of period	6,788,611	6,799,905	9,089,305	22,309	1,685,386
Net assets at end of period	$6,564,513	$6,991,743	$9,023,667	$24,166	$1,894,070

Beginning units	21,492	334,730	326,560	622	137,698
Units issued	1,723	59,087	76,621	91	40,313
Units redeemed	(1,656)	(83,159)	(110,078)	(108)	(26,439)
Ending units	21,559	310,658	293,103	605	151,572

For the Year Ended December 31, 2023
From operations:
Dividends	$66,886	$120,972	$41,777	$—	$46,157
Mortality and expense risk and administrative charges	(47,491)	(19,441)	(28,154)	(54)	(6,794)
Net investment income (loss)	19,395	101,531	13,623	(54)	39,363
Net realized gain (loss)	182,490	(193,645)	(381,427)	(3,465)	(85,250)
Capital gain distribution from mutual funds	16,917	556,800	452,899	—	—
Change in unrealized appreciation (depreciation) of investments	931,567	306,187	853,694	8,369	120,175
Increase (decrease) in net assets from operations	1,150,369	770,873	938,789	4,850	74,288

From contract transactions:
Payments received from contract owners	408,300	350,522	339,996	860	104,071
Payments for contract benefits or terminations	(280,326)	(91,975)	(259,490)	(527)	(30,102)
Policy loans	(4,827)	(5,321)	(31,687)	57	13,835
Transfers between sub-accounts (including fixed account), net	(7,956)	(41,816)	660,181	(13)	(1,014,592)
Contract maintenance charges	(551,860)	(370,563)	(420,476)	(2,244)	(120,003)
Increase (decrease) in net assets from contract transactions	(436,669)	(159,153)	288,524	(1,867)	(1,046,791)

Increase (decrease) in net assets	713,700	611,720	1,227,313	2,983	(972,503)
Net assets at beginning of period	6,074,911	6,188,185	7,861,992	19,326	2,657,889
Net assets at end of period	$6,788,611	$6,799,905	$9,089,305	$22,309	$1,685,386

Beginning units	22,574	344,817	318,474	680	225,652
Units issued	482	87,026	91,884	49	25,230
Units redeemed	(1,564)	(97,113)	(83,798)	(107)	(113,184)
Ending units	21,492	334,730	326,560	622	137,698
The accompanying Notes to Financial Statements are an integral part of this statement.

17

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Templeton Foreign VIP Fund Class 2	Goldman Sachs VIT Strategic Growth Fund Institutional Shares	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Conservative Balanced Fund Series I	Invesco V.I. Core Equity Fund Series I
For the Year Ended December 31, 2024
From operations:
Dividends	$85,240	$—	$—	$34,686	$76,657
Mortality and expense risk and administrative charges	(11,316)	(11,867)	(2,744)	(1,395)	(20,785)
Net investment income (loss)	73,924	(11,867)	(2,744)	33,291	55,872
Net realized gain (loss)	61,315	24,908	28,528	(60,909)	80,134
Capital gain distribution from mutual funds	—	418,832	—	—	920,620
Change in unrealized appreciation (depreciation) of investments	(175,540)	1,015,163	231,947	59,732	1,333,961
Increase (decrease) in net assets from operations	(40,301)	1,447,036	257,731	32,114	2,390,587

From contract transactions:
Payments received from contract owners	128,216	—	43,230	24,561	417,373
Payments for contract benefits or terminations	(104,979)	(25)	(84,039)	(43,075)	(305,854)
Policy loans	(11,697)	(32)	(43)	2,343	(12,679)
Transfers between sub-accounts (including fixed account), net	36,379	(15)	(5,288)	(1,307,577)	448,217
Contract maintenance charges	(201,894)	(543,345)	(47,624)	(15,155)	(508,946)
Increase (decrease) in net assets from contract transactions	(153,975)	(543,417)	(93,764)	(1,338,903)	38,111

Increase (decrease) in net assets	(194,276)	903,619	163,967	(1,306,789)	2,428,698
Net assets at beginning of period	3,572,813	4,776,354	794,244	1,306,789	9,246,249
Net assets at end of period	$3,378,537	$5,679,973	$958,211	$—	$11,674,947

Beginning units	273,101	95,560	20,419	80,606	307,522
Units issued	48,822	—	1,099	5,627	39,162
Units redeemed	(62,323)	(9,481)	(3,143)	(86,233)	(38,094)
Ending units	259,600	86,079	18,375	—	308,590

For the Year Ended December 31, 2023
From operations:
Dividends	$113,304	$—	$—	$23,907	$63,418
Mortality and expense risk and administrative charges	(12,799)	(9,723)	(2,201)	(4,438)	(18,422)
Net investment income (loss)	100,505	(9,723)	(2,201)	19,469	44,996
Net realized gain (loss)	44,191	(213,511)	9,262	(34,312)	(289,880)
Capital gain distribution from mutual funds	—	182,167	15,673	—	204,654
Change in unrealized appreciation (depreciation) of investments	553,893	1,523,617	209,500	160,908	1,809,294
Increase (decrease) in net assets from operations	698,589	1,482,550	232,234	146,065	1,769,064

From contract transactions:
Payments received from contract owners	151,147	—	25,291	77,893	394,212
Payments for contract benefits or terminations	(121,373)	(6,702)	(10,619)	(41,191)	(271,336)
Policy loans	(18,815)	(73)	8,469	1,255	(21,042)
Transfers between sub-accounts (including fixed account), net	(237,754)	(29)	(151)	(219,118)	(1,086)
Contract maintenance charges	(223,285)	(454,017)	(45,653)	(92,141)	(536,835)
Increase (decrease) in net assets from contract transactions	(450,080)	(460,821)	(22,663)	(273,302)	(436,087)

Increase (decrease) in net assets	248,509	1,021,729	209,571	(127,237)	1,332,977
Net assets at beginning of period	3,324,304	3,754,625	584,673	1,434,026	7,913,272
Net assets at end of period	$3,572,813	$4,776,354	$794,244	$1,306,789	$9,246,249

Beginning units	306,634	106,347	21,146	99,201	324,888
Units issued	241,007	6	1,683	13,005	38,646
Units redeemed	(274,540)	(10,793)	(2,410)	(31,600)	(56,012)
Ending units	273,101	95,560	20,419	80,606	307,522
The accompanying Notes to Financial Statements are an integral part of this statement.

18

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. EQV International Equity Fund Series 1	Invesco V.I. Global Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series I
For the Year Ended December 31, 2024
From operations:
Dividends	$24,438	$139,919	$—	$18,684	$4
Mortality and expense risk and administrative charges	(2,746)	(23,014)	(30,232)	(1,152)	—
Net investment income (loss)	21,692	116,905	(30,232)	17,532	4
Net realized gain (loss)	7,262	(139,047)	(112,581)	(18,168)	10
Capital gain distribution from mutual funds	52,445	41,596	643,484	—	—
Change in unrealized appreciation (depreciation) of investments	10,775	32,970	1,031,190	(12,443)	(12)
Increase (decrease) in net assets from operations	92,174	52,424	1,531,861	(13,079)	2

From contract transactions:
Payments received from contract owners	43,564	428,060	335,094	48,187	—
Payments for contract benefits or terminations	(13,795)	(319,783)	(293,709)	(18,837)	(140)
Policy loans	(5,531)	(155,274)	(45,391)	(6,636)	—
Transfers between sub-accounts (including fixed account), net	1,351,887	(262,750)	232,555	34,880	3
Contract maintenance charges	(52,133)	(451,213)	(351,908)	(25,938)	(27)
Increase (decrease) in net assets from contract transactions	1,323,992	(760,960)	(123,359)	31,656	(164)

Increase (decrease) in net assets	1,416,166	(708,536)	1,408,502	18,577	(162)
Net assets at beginning of period	—	8,301,079	9,830,694	698,260	297
Net assets at end of period	$1,416,166	$7,592,543	$11,239,196	$716,837	$135

Beginning units	—	459,546	335,117	51,332	26
Units issued	153,240	61,364	73,082	13,860	—
Units redeemed	(21,094)	(101,772)	(80,317)	(11,004)	(15)
Ending units	132,146	419,138	327,882	54,188	11

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$15,320	$20,494	$9,707	$—
Mortality and expense risk and administrative charges	—	(23,530)	(29,150)	(1,182)	(1)
Net investment income (loss)	—	(8,210)	(8,656)	8,525	(1)
Net realized gain (loss)	—	(237,195)	(120,949)	(34,465)	1
Capital gain distribution from mutual funds	—	5,736	1,036,355	—	—
Change in unrealized appreciation (depreciation) of investments	—	1,559,709	1,688,653	82,955	25
Increase (decrease) in net assets from operations	—	1,320,040	2,595,403	57,015	25

From contract transactions:
Payments received from contract owners	—	450,369	370,744	52,393	—
Payments for contract benefits or terminations	—	(212,815)	(345,528)	(29,076)	—
Policy loans	—	(9,271)	(11,594)	1,822	—
Transfers between sub-accounts (including fixed account), net	—	(152,541)	(210,598)	7,807	—
Contract maintenance charges	—	(485,657)	(362,267)	(28,596)	(54)
Increase (decrease) in net assets from contract transactions	—	(409,915)	(559,243)	4,350	(54)

Increase (decrease) in net assets	—	910,125	2,036,160	61,365	(29)
Net assets at beginning of period	—	7,390,954	7,794,534	636,895	326
Net assets at end of period	$—	$8,301,079	$9,830,694	$698,260	$297

Beginning units	—	479,666	356,891	50,792	31
Units issued	—	137,033	71,815	19,909	—
Units redeemed	—	(157,153)	(93,589)	(19,369)	(5)
Ending units	—	459,546	335,117	51,332	26
The accompanying Notes to Financial Statements are an integral part of this statement.

19

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Government Securities Fund Series I	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield Fund Series I	Invesco V.I. Main Street Fund Series I	Janus Henderson Enterprise Portfolio Service Shares
For the Year Ended December 31, 2024
From operations:
Dividends	$197	$183,459	$43,014	$—	$55,583
Mortality and expense risk and administrative charges	(21)	(33,907)	(2,769)	(919)	(19,967)
Net investment income (loss)	176	149,552	40,245	(919)	35,616
Net realized gain (loss)	(435)	114,589	(15,168)	(45,736)	31,952
Capital gain distribution from mutual funds	—	787,427	—	92,122	387,952
Change in unrealized appreciation (depreciation) of investments	377	711,029	30,501	144,895	755,824
Increase (decrease) in net assets from operations	118	1,762,597	55,578	190,362	1,211,344

From contract transactions:
Payments received from contract owners	168	497,444	31,824	16,948	243,228
Payments for contract benefits or terminations	—	(245,326)	(11,193)	(51,858)	(220,780)
Policy loans	(53)	(112,289)	(12,839)	(36,500)	(26,721)
Transfers between sub-accounts (including fixed account), net	457	37,730	(981)	(799)	20,323
Contract maintenance charges	(872)	(577,203)	(44,413)	(27,096)	(246,534)
Increase (decrease) in net assets from contract transactions	(300)	(399,644)	(37,602)	(99,305)	(230,484)

Increase (decrease) in net assets	(182)	1,362,953	17,976	91,057	980,860
Net assets at beginning of period	7,820	11,468,772	754,940	851,162	8,288,785
Net assets at end of period	$7,638	$12,831,725	$772,916	$942,219	$9,269,645

Beginning units	685	402,464	47,629	21,147	210,046
Units issued	390	72,773	16,838	371	24,908
Units redeemed	(426)	(84,706)	(19,331)	(2,566)	(26,445)
Ending units	649	390,531	45,136	18,952	208,509

For the Year Ended December 31, 2023
From operations:
Dividends	$156	$175,211	$43,164	$6,632	$7,207
Mortality and expense risk and administrative charges	(36)	(33,496)	(3,469)	(780)	(19,530)
Net investment income (loss)	120	141,715	39,695	5,852	(12,323)
Net realized gain (loss)	(705)	(39,733)	(50,170)	(6,751)	(227,398)
Capital gain distribution from mutual funds	—	1,392,245	—	53,927	596,417
Change in unrealized appreciation (depreciation) of investments	910	(208,923)	86,496	109,131	905,617
Increase (decrease) in net assets from operations	325	1,285,304	76,021	162,159	1,262,313

From contract transactions:
Payments received from contract owners	344	531,540	31,633	20,328	250,197
Payments for contract benefits or terminations	—	(463,210)	(17,088)	(10,858)	(313,097)
Policy loans	(51)	(19,508)	(3,463)	(9,879)	(40,624)
Transfers between sub-accounts (including fixed account), net	(9)	(86,490)	(200,125)	3,784	(10,951)
Contract maintenance charges	(1,031)	(606,584)	(48,642)	(28,007)	(276,285)
Increase (decrease) in net assets from contract transactions	(747)	(644,252)	(237,685)	(24,632)	(390,760)

Increase (decrease) in net assets	(422)	641,052	(161,664)	137,527	871,553
Net assets at beginning of period	8,242	10,827,720	916,604	713,635	7,417,232
Net assets at end of period	$7,820	$11,468,772	$754,940	$851,162	$8,288,785

Beginning units	763	426,195	63,749	21,825	218,571
Units issued	342	98,065	5,492	763	34,547
Units redeemed	(420)	(121,796)	(21,612)	(1,441)	(43,072)
Ending units	685	402,464	47,629	21,147	210,046
The accompanying Notes to Financial Statements are an integral part of this statement.

20

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Overseas Portfolio Service Shares	LVIP American Century Capital Appreciation Fund Standard Class II	LVIP American Century Disciplined Core Value Fund Standard Class II
For the Year Ended December 31, 2024
From operations:
Dividends	$236	$25,437	$86,327	$—	$2,356
Mortality and expense risk and administrative charges	(4,243)	(6,674)	(19,459)	(379)	(179)
Net investment income (loss)	(4,007)	18,763	66,868	(379)	2,177
Net realized gain (loss)	46,330	126,570	339,965	3,607	(4,455)
Capital gain distribution from mutual funds	143,614	139,621	—	23,015	—
Change in unrealized appreciation (depreciation) of investments	344,892	579,116	(64,599)	56,294	23,183
Increase (decrease) in net assets from operations	530,829	864,070	342,234	82,537	20,905

From contract transactions:
Payments received from contract owners	89,686	147,383	258,922	(8,528)	8,073
Payments for contract benefits or terminations	(4,778)	(146,659)	(278,406)	(5,119)	(10,780)
Policy loans	(14,366)	(33,256)	(36,385)	1,225	88
Transfers between sub-accounts (including fixed account), net	(76,658)	(103,735)	23,827	(17)	71
Contract maintenance charges	(100,202)	(158,417)	(361,352)	(13,530)	(7,494)
Increase (decrease) in net assets from contract transactions	(106,318)	(294,684)	(393,394)	(25,969)	(10,042)

Increase (decrease) in net assets	424,511	569,386	(51,160)	56,568	10,863
Net assets at beginning of period	1,932,102	3,841,714	6,338,991	345,852	172,501
Net assets at end of period	$2,356,613	$4,411,100	$6,287,831	$402,420	$183,364

Beginning units	53,664	137,635	503,045	7,506	4,901
Units issued	7,471	18,564	77,877	178	213
Units redeemed	(10,392)	(28,787)	(108,958)	(689)	(503)
Ending units	50,743	127,412	471,964	6,995	4,611

For the Year Ended December 31, 2023
From operations:
Dividends	$2,135	$27,305	$88,570	$—	$2,478
Mortality and expense risk and administrative charges	(3,594)	(7,847)	(20,028)	(317)	(159)
Net investment income (loss)	(1,459)	19,458	68,542	(317)	2,319
Net realized gain (loss)	(9,225)	73,571	272,606	(3,683)	(1,591)
Capital gain distribution from mutual funds	—	102,900	—	456	—
Change in unrealized appreciation (depreciation) of investments	555,108	625,567	335,328	63,221	12,952
Increase (decrease) in net assets from operations	544,424	821,496	676,476	59,677	13,680

From contract transactions:
Payments received from contract owners	90,955	129,041	295,846	8,612	8,260
Payments for contract benefits or terminations	(5,724)	(140,725)	(187,513)	(3,813)	—
Policy loans	(407)	(50,052)	(11,075)	462	388
Transfers between sub-accounts (including fixed account), net	16,801	(22,723)	(1,085,858)	24	(11)
Contract maintenance charges	(100,931)	(159,756)	(380,621)	(13,041)	(7,442)
Increase (decrease) in net assets from contract transactions	694	(244,215)	(1,369,221)	(7,756)	1,195

Increase (decrease) in net assets	545,118	577,281	(692,745)	51,921	14,875
Net assets at beginning of period	1,386,984	3,264,433	7,031,736	293,931	157,626
Net assets at end of period	$1,932,102	$3,841,714	$6,338,991	$345,852	$172,501

Beginning units	54,172	149,107	613,640	7,691	4,861
Units issued	17,804	28,248	120,649	262	269
Units redeemed	(18,312)	(39,720)	(231,244)	(447)	(229)
Ending units	53,664	137,635	503,045	7,506	4,901
The accompanying Notes to Financial Statements are an integral part of this statement.

21

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	LVIP American Century Value Fund Standard Class II	LVIP JPMorgan Core Bond Fund Standard Class	LVIP JPMorgan Mid Cap Value Fund Standard Class	LVIP JPMorgan Small Cap Core Fund Standard Class	LVIP JPMorgan U.S. Equity Fund Standard Class
For the Year Ended December 31, 2024
From operations:
Dividends	$518,904	$195,814	$5,222	$30,198	$3,155
Mortality and expense risk and administrative charges	(45,243)	(10,464)	(952)	(10,825)	(592)
Net investment income (loss)	473,661	185,350	4,270	19,373	2,563
Net realized gain (loss)	313,427	(8,597)	(1,333)	(22,427)	12,722
Capital gain distribution from mutual funds	998,859	—	65,829	56,944	26,250
Change in unrealized appreciation (depreciation) of investments	(244,212)	(110,764)	(13,996)	328,211	80,620
Increase (decrease) in net assets from operations	1,541,735	65,989	54,770	382,101	122,155

From contract transactions:
Payments received from contract owners	525,385	419,544	—	126,974	25,388
Payments for contract benefits or terminations	(576,048)	(32,359)	(8,206)	(168,648)	(16,096)
Policy loans	(72,265)	(10,917)	(1,780)	(54,868)	(50)
Transfers between sub-accounts (including fixed account), net	57,878	442,852	(5,478)	(513,199)	(664)
Contract maintenance charges	(695,167)	(283,461)	(15,213)	(164,442)	(6,982)
Increase (decrease) in net assets from contract transactions	(760,217)	535,659	(30,677)	(774,183)	1,596

Increase (decrease) in net assets	781,518	601,648	24,093	(392,082)	123,751
Net assets at beginning of period	16,984,738	3,870,983	403,118	4,150,901	516,233
Net assets at end of period	$17,766,256	$4,472,631	$427,211	$3,758,819	$639,984

Beginning units	512,377	355,794	7,395	126,530	7,187
Units issued	63,717	82,065	1,642	16,333	316
Units redeemed	(87,263)	(32,272)	(2,260)	(40,355)	(309)
Ending units	488,831	405,587	6,777	102,508	7,194

For the Year Ended December 31, 2023
From operations:
Dividends	$391,195	$133,700	$13,452	$45,952	$7,146
Mortality and expense risk and administrative charges	(48,294)	(8,889)	(1,361)	(10,748)	(450)
Net investment income (loss)	342,901	124,811	12,091	35,204	6,696
Net realized gain (loss)	368,434	(20,866)	(7,613)	(202,621)	2,150
Capital gain distribution from mutual funds	1,292,143	—	38,268	29,083	20,915
Change in unrealized appreciation (depreciation) of investments	(606,952)	98,262	387	535,724	78,417
Increase (decrease) in net assets from operations	1,396,526	202,207	43,133	397,390	108,178

From contract transactions:
Payments received from contract owners	570,779	430,095	—	143,311	9,947
Payments for contract benefits or terminations	(617,387)	(37,596)	(61,886)	(245,997)	—
Policy loans	(22,497)	3,141	(800)	(3,952)	(47)
Transfers between sub-accounts (including fixed account), net	(159,633)	191,889	(2,323)	675,606	5,132
Contract maintenance charges	(715,334)	(338,742)	(17,071)	(160,092)	(6,393)
Increase (decrease) in net assets from contract transactions	(944,072)	248,787	(82,080)	408,876	8,639

Increase (decrease) in net assets	452,454	450,994	(38,947)	806,266	116,817
Net assets at beginning of period	16,532,284	3,419,989	442,065	3,344,635	399,416
Net assets at end of period	$16,984,738	$3,870,983	$403,118	$4,150,901	$516,233

Beginning units	544,184	332,110	9,044	115,521	7,064
Units issued	73,709	67,406	711	34,616	226
Units redeemed	(105,516)	(43,722)	(2,360)	(23,607)	(103)
Ending units	512,377	355,794	7,395	126,530	7,187
The accompanying Notes to Financial Statements are an integral part of this statement.

22

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	MFS VIT Growth Series Initial Class	MFS VIT Investors Trust Series Initial Class	MFS VIT New Discovery Series Initial Class	MFS VIT Research Series Initial Class	MFS VIT Total Return Series Initial Class
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$24,752	$—	$68,389	$110,893
Mortality and expense risk and administrative charges	(198,157)	(26,669)	(17,998)	(58,176)	(32,987)
Net investment income (loss)	(198,157)	(1,917)	(17,998)	10,213	77,906
Net realized gain (loss)	6,332,547	113,099	(485,720)	218,779	592
Capital gain distribution from mutual funds	3,085,640	251,852	—	657,536	214,679
Change in unrealized appreciation (depreciation) of investments	1,198,033	232,098	938,588	986,174	12,915
Increase (decrease) in net assets from operations	10,418,063	595,132	434,870	1,872,702	306,092

From contract transactions:
Payments received from contract owners	881,593	97,606	345,895	413,203	228,168
Payments for contract benefits or terminations	(1,529,396)	(148,574)	(212,580)	(460,601)	(502,669)
Policy loans	(21,879)	(15,430)	(49,214)	(35,988)	(1,967)
Transfers between sub-accounts (including fixed account), net	(4,628)	6	(250,286)	(139,025)	(15,120)
Contract maintenance charges	(1,257,071)	(186,129)	(310,856)	(496,320)	(301,920)
Increase (decrease) in net assets from contract transactions	(1,931,381)	(252,521)	(477,041)	(718,731)	(593,508)

Increase (decrease) in net assets	8,486,682	342,611	(42,171)	1,153,971	(287,416)
Net assets at beginning of period	34,237,784	3,235,159	8,001,599	10,503,553	4,552,864
Net assets at end of period	$42,724,466	$3,577,770	$7,959,428	$11,657,524	$4,265,448

Beginning units	320,982	7,322	233,168	137,819	18,479
Units issued	538,217	65	56,662	14,338	4,268
Units redeemed	(314,098)	(561)	(63,138)	(21,876)	(7,213)
Ending units	545,101	6,826	226,692	130,281	15,534

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$22,670	$—	$50,041	$90,938
Mortality and expense risk and administrative charges	(159,856)	(23,790)	(19,778)	(51,520)	(32,732)
Net investment income (loss)	(159,856)	(1,120)	(19,778)	(1,479)	58,206
Net realized gain (loss)	470,413	77,725	(1,366,629)	57,257	35,150
Capital gain distribution from mutual funds	2,418,565	174,463	—	528,860	189,397
Change in unrealized appreciation (depreciation) of investments	6,525,757	277,648	2,330,909	1,344,564	126,761
Increase (decrease) in net assets from operations	9,254,879	528,716	944,502	1,929,202	409,514

From contract transactions:
Payments received from contract owners	927,712	102,600	387,293	423,141	245,279
Payments for contract benefits or terminations	(1,103,159)	(270,005)	(176,471)	(316,084)	(220,067)
Policy loans	(115,387)	(9,782)	(12,181)	(43,283)	(22,656)
Transfers between sub-accounts (including fixed account), net	(483,360)	(75,861)	274,506	(91,848)	(3,802)
Contract maintenance charges	(1,356,309)	(195,033)	(350,948)	(534,571)	(342,485)
Increase (decrease) in net assets from contract transactions	(2,130,503)	(448,081)	122,199	(562,645)	(343,731)

Increase (decrease) in net assets	7,124,376	80,635	1,066,701	1,366,557	65,783
Net assets at beginning of period	27,113,408	3,154,524	6,934,898	9,136,996	4,487,081
Net assets at end of period	$34,237,784	$3,235,159	$8,001,599	$10,503,553	$4,552,864

Beginning units	350,145	8,431	230,098	146,183	20,654
Units issued	76,340	58	77,439	33,576	989
Units redeemed	(105,503)	(1,167)	(74,369)	(41,940)	(3,164)
Ending units	320,982	7,322	233,168	137,819	18,479
The accompanying Notes to Financial Statements are an integral part of this statement.

23

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	MFS VIT Utilities Series Initial Class	MFS VIT II Core Equity Portfolio Initial Class	Morgan Stanley VIF Growth Portfolio Class I	Neuberger Berman AMT Mid Cap Growth Portfolio Class I	Neuberger Berman AMT Short Duration Bond Portfolio Class I
For the Year Ended December 31, 2024
From operations:
Dividends	$170,329	$94,699	$—	$—	$2,353
Mortality and expense risk and administrative charges	(55,623)	(77,303)	(12,557)	(20,257)	(42)
Net investment income (loss)	114,706	17,396	(12,557)	(20,257)	2,311
Net realized gain (loss)	(24,770)	310,726	(761,145)	(86,388)	(133)
Capital gain distribution from mutual funds	210,185	689,106	—	501,843	—
Change in unrealized appreciation (depreciation) of investments	454,391	1,766,500	2,663,882	1,431,307	254
Increase (decrease) in net assets from operations	754,512	2,783,728	1,890,180	1,826,505	2,432

From contract transactions:
Payments received from contract owners	319,636	403,596	97,510	299,583	581
Payments for contract benefits or terminations	(334,038)	(729,346)	(285,148)	(150,748)	—
Policy loans	(5,409)	(74,471)	(12,340)	(38,644)	—
Transfers between sub-accounts (including fixed account), net	77,483	(118,894)	(1,411,714)	274,649	—
Contract maintenance charges	(455,697)	(594,106)	(138,650)	(304,271)	(2,061)
Increase (decrease) in net assets from contract transactions	(398,025)	(1,113,221)	(1,750,342)	80,569	(1,480)

Increase (decrease) in net assets	356,487	1,670,507	139,838	1,907,074	952
Net assets at beginning of period	7,149,523	14,612,625	6,135,226	7,564,253	41,245
Net assets at end of period	$7,506,010	$16,283,132	$6,275,064	$9,471,327	$42,197

Beginning units	110,190	386,414	117,237	245,045	2,937
Units issued	2,911	33,303	23,310	50,741	40
Units redeemed	(8,714)	(59,889)	(58,849)	(51,656)	(142)
Ending units	104,387	359,828	81,698	244,130	2,835

For the Year Ended December 31, 2023
From operations:
Dividends	$261,403	$72,688	$—	$—	$1,991
Mortality and expense risk and administrative charges	(55,019)	(70,193)	(10,725)	(19,306)	(43)
Net investment income (loss)	206,384	2,495	(10,725)	(19,306)	1,948
Net realized gain (loss)	737,988	135,834	(1,795,083)	(170,501)	(521)
Capital gain distribution from mutual funds	404,481	648,337	—	—	—
Change in unrealized appreciation (depreciation) of investments	(1,768,306)	1,959,225	3,407,591	1,376,761	995
Increase (decrease) in net assets from operations	(419,453)	2,745,891	1,601,783	1,186,954	2,422

From contract transactions:
Payments received from contract owners	343,470	439,039	106,108	319,636	699
Payments for contract benefits or terminations	(394,119)	(465,273)	(158,406)	(217,492)	(2,966)
Policy loans	(61,702)	(10,879)	(9,289)	(19,040)	—
Transfers between sub-accounts (including fixed account), net	190,256	(16,970)	1,389,820	(22,393)	(41)
Contract maintenance charges	(483,494)	(631,186)	(158,368)	(330,318)	(2,276)
Increase (decrease) in net assets from contract transactions	(405,589)	(685,269)	1,169,865	(269,607)	(4,584)

Increase (decrease) in net assets	(825,042)	2,060,622	2,771,648	917,347	(2,162)
Net assets at beginning of period	7,974,565	12,552,003	3,363,578	6,646,906	43,407
Net assets at end of period	$7,149,523	$14,612,625	$6,135,226	$7,564,253	$41,245

Beginning units	11,942	405,039	95,866	252,636	3,270
Units issued	217,676	60,566	81,920	64,858	57
Units redeemed	(119,428)	(79,191)	(60,549)	(72,449)	(390)
Ending units	110,190	386,414	117,237	245,045	2,937
The accompanying Notes to Financial Statements are an integral part of this statement.

24

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Neuberger Berman AMT Sustainable Equity Portfolio Class I	PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	PIMCO Real Return Portfolio Administrative Class	PIMCO Short-Term Portfolio Administrative Class
For the Year Ended December 31, 2024
From operations:
Dividends	$1,367	$20,180	$18,121	$174,624	$221,606
Mortality and expense risk and administrative charges	(1,557)	(2,565)	(1,306)	(13,097)	(12,083)
Net investment income (loss)	(190)	17,615	16,815	161,527	209,523
Net realized gain (loss)	13,435	(100,042)	(9,284)	(172,877)	(3,511)
Capital gain distribution from mutual funds	29,446	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	94,261	116,676	(11,242)	141,492	42,196
Increase (decrease) in net assets from operations	136,952	34,249	(3,711)	130,142	248,208

From contract transactions:
Payments received from contract owners	(6,318)	69,291	40,199	437,216	311,969
Payments for contract benefits or terminations	(20,955)	(24,695)	(11,233)	(161,437)	(251,538)
Policy loans	(117)	6,319	(3,867)	(42,156)	(15,686)
Transfers between sub-accounts (including fixed account), net	(441)	(40,145)	54,423	(6,976)	378,816
Contract maintenance charges	(14,620)	(69,668)	(29,259)	(586,502)	(319,842)
Increase (decrease) in net assets from contract transactions	(42,451)	(58,898)	50,263	(359,855)	103,719

Increase (decrease) in net assets	94,501	(24,649)	46,552	(229,713)	351,927
Net assets at beginning of period	554,824	936,672	489,354	6,732,434	4,253,818
Net assets at end of period	$649,325	$912,023	$535,906	$6,502,721	$4,605,745

Beginning units	24,123	95,951	46,634	455,253	342,406
Units issued	691	26,673	12,326	52,341	90,369
Units redeemed	(3,087)	(42,125)	(7,524)	(77,437)	(82,645)
Ending units	21,727	80,499	51,436	430,157	350,130

For the Year Ended December 31, 2023
From operations:
Dividends	$1,704	$159,867	$10,697	$202,598	$197,136
Mortality and expense risk and administrative charges	(1,248)	(3,290)	(1,224)	(17,137)	(13,170)
Net investment income (loss)	456	156,577	9,473	185,461	183,966
Net realized gain (loss)	5,639	(65,350)	(20,476)	(222,629)	(7,212)
Capital gain distribution from mutual funds	8,041	—	5,279	—	—
Change in unrealized appreciation (depreciation) of investments	103,320	(173,408)	28,920	266,524	59,665
Increase (decrease) in net assets from operations	117,456	(82,181)	23,196	229,356	236,419

From contract transactions:
Payments received from contract owners	10,389	78,048	47,037	483,437	320,105
Payments for contract benefits or terminations	(2,109)	(3,745)	(38,978)	(229,112)	(90,656)
Policy loans	(2,121)	9,398	(9,744)	(8,042)	(9,023)
Transfers between sub-accounts (including fixed account), net	(50)	(49,362)	18,777	(71,623)	(1,053,423)
Contract maintenance charges	(13,400)	(68,307)	(38,032)	(633,558)	(334,087)
Increase (decrease) in net assets from contract transactions	(7,291)	(33,968)	(20,940)	(458,898)	(1,167,084)

Increase (decrease) in net assets	110,165	(116,149)	2,256	(229,542)	(930,665)
Net assets at beginning of period	444,659	1,052,821	487,098	6,961,976	5,184,483
Net assets at end of period	$554,824	$936,672	$489,354	$6,732,434	$4,253,818

Beginning units	24,761	100,952	48,477	491,982	435,034
Units issued	1,551	20,858	9,376	133,147	438,989
Units redeemed	(2,189)	(25,859)	(11,219)	(169,876)	(531,617)
Ending units	24,123	95,951	46,634	455,253	342,406
The accompanying Notes to Financial Statements are an integral part of this statement.

25

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Total Return Portfolio Administrative Class	Pioneer Fund VCT Portfolio Class I	Pioneer Mid Cap Value VCT Portfolio Class I	Pioneer Select Mid Cap Growth VCT Portfolio Class I	Putnam VT Diversified Income Fund Class IB
For the Year Ended December 31, 2024
From operations:
Dividends	$509,097	$16,817	$23,129	$—	$275,044
Mortality and expense risk and administrative charges	(31,987)	(4,823)	(3,554)	(5,794)	(13,742)
Net investment income (loss)	477,110	11,994	19,575	(5,794)	261,302
Net realized gain (loss)	(482,861)	21,047	(52,249)	(67,377)	(211,765)
Capital gain distribution from mutual funds	—	111,984	70,990	—	—
Change in unrealized appreciation (depreciation) of investments	295,746	307,229	86,446	797,384	189,991
Increase (decrease) in net assets from operations	289,995	452,254	124,762	724,213	239,528

From contract transactions:
Payments received from contract owners	849,410	40,869	41,463	130,376	105,102
Payments for contract benefits or terminations	(408,011)	(50,988)	(21,298)	(77,315)	(116,588)
Policy loans	(31,716)	1,885	(639)	(12,287)	(3,285)
Transfers between sub-accounts (including fixed account), net	507,885	2,049	9,863	(144,953)	45,719
Contract maintenance charges	(955,907)	(73,415)	(37,835)	(162,795)	(292,858)
Increase (decrease) in net assets from contract transactions	(38,339)	(79,600)	(8,446)	(266,974)	(261,910)

Increase (decrease) in net assets	251,656	372,654	116,316	457,239	(22,382)
Net assets at beginning of period	12,484,572	2,044,450	1,173,478	3,186,266	4,521,734
Net assets at end of period	$12,736,228	$2,417,104	$1,289,794	$3,643,505	$4,499,352

Beginning units	876,631	48,212	41,647	79,725	241,364
Units issued	206,600	894	6,264	3,732	24,893
Units redeemed	(211,533)	(2,554)	(6,738)	(9,920)	(38,738)
Ending units	871,698	46,552	41,173	73,537	227,519

For the Year Ended December 31, 2023
From operations:
Dividends	$431,812	$15,788	$19,573	$—	$253,546
Mortality and expense risk and administrative charges	(35,157)	(3,772)	(3,321)	(5,368)	(14,335)
Net investment income (loss)	396,655	12,016	16,252	(5,368)	239,211
Net realized gain (loss)	(573,825)	(23,976)	(81,620)	(141,022)	(290,956)
Capital gain distribution from mutual funds	—	74,312	113,714	—	—
Change in unrealized appreciation (depreciation) of investments	848,459	398,433	74,019	656,776	244,144
Increase (decrease) in net assets from operations	671,289	460,785	122,365	510,386	192,399

From contract transactions:
Payments received from contract owners	914,817	43,065	49,881	123,802	126,958
Payments for contract benefits or terminations	(315,986)	(20,305)	(19,749)	(109,952)	(42,421)
Policy loans	(6,126)	(100)	4,717	(19,234)	(19,472)
Transfers between sub-accounts (including fixed account), net	(621,359)	(3,430)	87,139	3,603	292,775
Contract maintenance charges	(1,029,566)	(74,291)	(36,693)	(160,532)	(329,774)
Increase (decrease) in net assets from contract transactions	(1,058,220)	(55,061)	85,295	(162,313)	28,066

Increase (decrease) in net assets	(386,931)	405,724	207,660	348,073	220,465
Net assets at beginning of period	12,871,503	1,638,726	965,818	2,838,193	4,301,269
Net assets at end of period	$12,484,572	$2,044,450	$1,173,478	$3,186,266	$4,521,734

Beginning units	943,886	49,838	38,551	84,389	237,959
Units issued	246,032	2,754	6,964	4,673	49,089
Units redeemed	(313,287)	(4,380)	(3,868)	(9,337)	(45,684)
Ending units	876,631	48,212	41,647	79,725	241,364
The accompanying Notes to Financial Statements are an integral part of this statement.

26

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Putnam VT International Value Fund Class IB	Putnam VT Large Cap Growth Fund Class IB	Putnam VT Large Cap Value Fund Class IB	Putnam VT Small Cap Value Fund Class IB	Putnam VT Sustainable Leaders Fund Class IB
For the Year Ended December 31, 2024
From operations:
Dividends	$105,328	$—	$216,975	$1,411	$257
Mortality and expense risk and administrative charges	(11,922)	(286)	(49,329)	(218)	(283)
Net investment income (loss)	93,406	(286)	167,646	1,193	(26)
Net realized gain (loss)	123,207	3,746	416,833	613	688
Capital gain distribution from mutual funds	12,412	4,568	883,137	6,848	835
Change in unrealized appreciation (depreciation) of investments	(26,981)	22,650	1,881,836	(29)	21,100
Increase (decrease) in net assets from operations	202,044	30,678	3,349,452	8,625	22,597

From contract transactions:
Payments received from contract owners	258,371	6,187	484,540	5,268	2,495
Payments for contract benefits or terminations	(144,605)	(114)	(465,792)	(6,376)	(20,180)
Policy loans	(15,831)	181	(50,800)	(3,865)	—
Transfers between sub-accounts (including fixed account), net	302,513	(2,010)	1,096,340	111	(2,562)
Contract maintenance charges	(311,976)	(5,243)	(716,939)	(3,893)	(4,130)
Increase (decrease) in net assets from contract transactions	88,472	(999)	347,349	(8,755)	(24,377)

Increase (decrease) in net assets	290,516	29,679	3,696,801	(130)	(1,780)
Net assets at beginning of period	4,213,433	93,541	17,432,817	150,940	111,075
Net assets at end of period	$4,503,949	$123,220	$21,129,618	$150,810	$109,295

Beginning units	310,827	9,582	575,804	4,357	2,048
Units issued	75,606	2,222	87,136	125	43
Units redeemed	(71,030)	(2,358)	(82,822)	(384)	(449)
Ending units	315,403	9,446	580,118	4,098	1,642

For the Year Ended December 31, 2023
From operations:
Dividends	$64,748	$—	$326,693	$250	$502
Mortality and expense risk and administrative charges	(11,610)	(303)	(44,858)	(255)	(297)
Net investment income (loss)	53,138	(303)	281,835	(5)	205
Net realized gain (loss)	153,286	(15,577)	399,396	(18,462)	1,121
Capital gain distribution from mutual funds	—	1,066	915,773	19,277	3,078
Change in unrealized appreciation (depreciation) of investments	493,073	45,062	748,604	32,287	18,335
Increase (decrease) in net assets from operations	699,497	30,248	2,345,608	33,097	22,739

From contract transactions:
Payments received from contract owners	254,887	6,270	483,759	7,169	5,160
Payments for contract benefits or terminations	(122,723)	(30,444)	(502,243)	(60,295)	—
Policy loans	(11,732)	(60)	(95,775)	(101)	—
Transfers between sub-accounts (including fixed account), net	260,701	1,850	207,253	(636)	(517)
Contract maintenance charges	(309,214)	(5,830)	(721,059)	(19,681)	(4,004)
Increase (decrease) in net assets from contract transactions	71,919	(28,214)	(628,065)	(73,544)	639

Increase (decrease) in net assets	771,416	2,034	1,717,543	(40,447)	23,378
Net assets at beginning of period	3,442,017	91,507	15,715,274	191,387	87,697
Net assets at end of period	$4,213,433	$93,541	$17,432,817	$150,940	$111,075

Beginning units	301,692	13,525	600,905	6,901	2,048
Units issued	316,587	3,005	63,991	307	610
Units redeemed	(307,452)	(6,948)	(89,092)	(2,851)	(610)
Ending units	310,827	9,582	575,804	4,357	2,048
The accompanying Notes to Financial Statements are an integral part of this statement.

27

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi-Managed Mid Cap Value Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$1,775	$—	$6,167	$6,067	$60,884
Mortality and expense risk and administrative charges	(502)	(20,416)	(361)	(625)	(5,950)
Net investment income (loss)	1,273	(20,416)	5,806	5,442	54,934
Net realized gain (loss)	564	330,423	(1,431)	(1,742)	(5,621)
Capital gain distribution from mutual funds	14,548	1,037,981	—	—	29,546
Change in unrealized appreciation (depreciation) of investments	8,123	865,112	(458)	16,067	391,922
Increase (decrease) in net assets from operations	24,508	2,213,100	3,917	19,767	470,781

From contract transactions:
Payments received from contract owners	18,456	275,559	9,743	14,409	76,143
Payments for contract benefits or terminations	(900)	(558,366)	—	(4,462)	(156,891)
Policy loans	299	(105,072)	100	(2,106)	(4,258)
Transfers between sub-accounts (including fixed account), net	(1,334)	(31,014)	(1)	19	(5,480)
Contract maintenance charges	(12,470)	(465,500)	(18,689)	(30,621)	(131,361)
Increase (decrease) in net assets from contract transactions	4,051	(884,393)	(8,847)	(22,761)	(221,847)

Increase (decrease) in net assets	28,559	1,328,707	(4,930)	(2,994)	248,934
Net assets at beginning of period	181,264	9,117,898	188,118	271,823	2,751,212
Net assets at end of period	$209,823	$10,446,605	$183,188	$268,829	$3,000,146

Beginning units	10,358	173,143	5,919	4,674	39,981
Units issued	1,119	5,301	319	327	6,325
Units redeemed	(938)	(19,751)	(596)	(708)	(9,521)
Ending units	10,539	158,693	5,642	4,293	36,785

For the Year Ended December 31, 2023
From operations:
Dividends	$1,647	$—	$6,627	$5,586	$64,772
Mortality and expense risk and administrative charges	(408)	(16,369)	(382)	(592)	(5,136)
Net investment income (loss)	1,239	(16,369)	6,245	4,994	59,636
Net realized gain (loss)	193	120,093	(5,046)	(6,193)	(45,145)
Capital gain distribution from mutual funds	13,174	619,690	—	14,431	259,173
Change in unrealized appreciation (depreciation) of investments	7,071	1,697,436	13,567	20,622	(92,368)
Increase (decrease) in net assets from operations	21,677	2,420,850	14,766	33,854	181,296

From contract transactions:
Payments received from contract owners	18,228	304,032	9,786	14,046	112,097
Payments for contract benefits or terminations	(3,807)	(247,387)	(24,930)	(11,176)	(56,332)
Policy loans	505	(72,777)	(50)	(1,755)	2,465
Transfers between sub-accounts (including fixed account), net	3,459	3,342	294	518	4,341
Contract maintenance charges	(14,225)	(466,351)	(22,010)	(29,535)	(130,042)
Increase (decrease) in net assets from contract transactions	4,160	(479,141)	(36,910)	(27,902)	(67,471)

Increase (decrease) in net assets	25,837	1,941,709	(22,144)	5,952	113,825
Net assets at beginning of period	155,427	7,176,189	210,262	265,871	2,637,387
Net assets at end of period	$181,264	$9,117,898	$188,118	$271,823	$2,751,212

Beginning units	10,104	183,634	7,137	5,200	41,072
Units issued	1,496	13,951	334	306	5,550
Units redeemed	(1,242)	(24,442)	(1,552)	(832)	(6,641)
Ending units	10,358	173,143	5,919	4,674	39,981
The accompanying Notes to Financial Statements are an integral part of this statement.

28

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$7,458	$—	$—	$85,967	$9,129
Mortality and expense risk and administrative charges	(1,255)	(347)	(1,250)	(11,163)	(682)
Net investment income (loss)	6,203	(347)	(1,250)	74,804	8,447
Net realized gain (loss)	(191)	(4,042)	23,006	80,584	(1,223)
Capital gain distribution from mutual funds	—	—	57,420	—	—
Change in unrealized appreciation (depreciation) of investments	96,518	25,075	222,924	340,728	23,072
Increase (decrease) in net assets from operations	102,530	20,686	302,100	496,116	30,296

From contract transactions:
Payments received from contract owners	5,703	1,830	14,564	237,907	14,458
Payments for contract benefits or terminations	(5,805)	(4,850)	(7,350)	(336,149)	(23,347)
Policy loans	(5)	(14)	(19,750)	(21,953)	(5,679)
Transfers between sub-accounts (including fixed account), net	(185)	(67)	(5,904)	(51,820)	(223)
Contract maintenance charges	(19,791)	(4,674)	(41,376)	(277,411)	(13,520)
Increase (decrease) in net assets from contract transactions	(20,083)	(7,775)	(59,816)	(449,426)	(28,311)

Increase (decrease) in net assets	82,447	12,911	242,284	46,690	1,985
Net assets at beginning of period	517,347	131,569	1,078,618	4,742,111	302,838
Net assets at end of period	$599,794	$144,480	$1,320,902	$4,788,801	$304,823

Beginning units	8,978	7,265	19,314	209,774	10,274
Units issued	91	90	581	60,964	677
Units redeemed	(402)	(485)	(1,473)	(74,985)	(1,582)
Ending units	8,667	6,870	18,422	195,753	9,369

For the Year Ended December 31, 2023
From operations:
Dividends	$8,647	$—	$—	$71,039	$11,732
Mortality and expense risk and administrative charges	(1,074)	(307)	(937)	(12,410)	(675)
Net investment income (loss)	7,573	(307)	(937)	58,629	11,057
Net realized gain (loss)	(1,574)	(2,746)	1,461	(191,817)	6,634
Change in unrealized appreciation (depreciation) of investments	33,182	17,484	306,173	787,311	11,065
Increase (decrease) in net assets from operations	39,181	14,431	306,697	654,123	28,756

From contract transactions:
Payments received from contract owners	7,308	2,104	41,325	277,190	25,393
Payments for contract benefits or terminations	—	—	(8,051)	(265,471)	(23,260)
Policy loans	(5)	(7)	914	(8,563)	(3,639)
Transfers between sub-accounts (including fixed account), net	(8)	2	33	(287,510)	(1,513)
Contract maintenance charges	(18,838)	(4,698)	(46,248)	(308,731)	(17,901)
Increase (decrease) in net assets from contract transactions	(11,543)	(2,599)	(12,027)	(593,085)	(20,920)

Increase (decrease) in net assets	27,638	11,832	294,670	61,038	7,836
Net assets at beginning of period	489,709	119,737	783,948	4,681,073	295,002
Net assets at end of period	$517,347	$131,569	$1,078,618	$4,742,111	$302,838

Beginning units	9,191	7,420	19,540	236,228	11,016
Units issued	138	124	1,434	33,758	3,550
Units redeemed	(351)	(279)	(1,660)	(60,212)	(4,292)
Ending units	8,978	7,265	19,314	209,774	10,274
The accompanying Notes to Financial Statements are an integral part of this statement.

29

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$82,224	$5,440	$1,674	$1,670	$—
Mortality and expense risk and administrative charges	(5,164)	(910)	(1,029)	(102)	(17,252)
Net investment income (loss)	77,060	4,530	645	1,568	(17,252)
Net realized gain (loss)	33,506	(1,823)	11,133	(216)	(92,356)
Capital gain distribution from mutual funds	236,365	29,021	47,053	—	—
Change in unrealized appreciation (depreciation) of investments	43,573	45,306	38,591	(764)	1,287,414
Increase (decrease) in net assets from operations	390,504	77,034	97,422	588	1,177,806

From contract transactions:
Payments received from contract owners	56,659	10,865	19,747	3,870	210,572
Payments for contract benefits or terminations	(169,389)	(984)	(36,998)	(27,026)	(250,309)
Policy loans	(2,031)	(6,481)	(28,613)	(1)	(54,767)
Transfers between sub-accounts (including fixed account), net	(2,128)	19	(722)	189	(6,929)
Contract maintenance charges	(115,477)	(16,280)	(26,086)	(5,636)	(339,588)
Increase (decrease) in net assets from contract transactions	(232,366)	(12,861)	(72,672)	(28,604)	(441,021)

Increase (decrease) in net assets	158,138	64,173	24,750	(28,016)	736,785
Net assets at beginning of period	3,213,399	362,880	439,750	72,359	8,549,125
Net assets at end of period	$3,371,537	$427,053	$464,500	$44,343	$9,285,910

Beginning units	91,913	13,420	9,907	2,841	366,346
Units issued	1,738	392	428	154	42,171
Units redeemed	(7,823)	(799)	(1,865)	(1,282)	(55,533)
Ending units	85,828	13,013	8,470	1,713	352,984

For the Year Ended December 31, 2023
From operations:
Dividends	$77,594	$5,047	$3,074	$2,093	$—
Mortality and expense risk and administrative charges	(4,848)	(745)	(880)	(122)	(15,822)
Net investment income (loss)	72,746	4,302	2,194	1,971	(15,822)
Net realized gain (loss)	39,216	(6,969)	2,497	(1,393)	(430,814)
Capital gain distribution from mutual funds	288,993	11,428	12,763	—	—
Change in unrealized appreciation (depreciation) of investments	(265,783)	62,608	79,813	3,783	2,077,323
Increase (decrease) in net assets from operations	135,172	71,369	97,267	4,361	1,630,687

From contract transactions:
Payments received from contract owners	71,293	14,852	20,633	5,418	241,047
Payments for contract benefits or terminations	(82,886)	(9,586)	(2,588)	—	(171,933)
Policy loans	753	(5,442)	(15,103)	(1)	(44,555)
Transfers between sub-accounts (including fixed account), net	5,495	(86)	67	(9)	(11,060)
Contract maintenance charges	(127,852)	(21,166)	(29,136)	(6,816)	(336,345)
Increase (decrease) in net assets from contract transactions	(133,197)	(21,428)	(26,127)	(1,408)	(322,846)

Increase (decrease) in net assets	1,975	49,941	71,140	2,953	1,307,841
Net assets at beginning of period	3,211,424	312,939	368,610	69,406	7,241,284
Net assets at end of period	$3,213,399	$362,880	$439,750	$72,359	$8,549,125

Beginning units	95,924	14,302	10,564	2,898	380,981
Units issued	3,705	1,626	596	221	85,730
Units redeemed	(7,716)	(2,508)	(1,253)	(278)	(100,365)
Ending units	91,913	13,420	9,907	2,841	366,346
The accompanying Notes to Financial Statements are an integral part of this statement.

30

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 1
For the Year Ended December 31, 2024
From operations:
Dividends	$51,632	$64	$7,163	$20,617	$5,619
Mortality and expense risk and administrative charges	(1,784)	(91)	(1,676)	(1,562)	(697)
Net investment income (loss)	49,848	(27)	5,487	19,055	4,922
Net realized gain (loss)	1,122	5,828	4,023	564	1,989
Capital gain distribution from mutual funds	—	8,722	103,954	32,436	—
Change in unrealized appreciation (depreciation) of investments	16,822	9,160	5,908	7,791	3,627
Increase (decrease) in net assets from operations	67,792	23,683	119,372	59,846	10,538

From contract transactions:
Payments received from contract owners	61,895	1,472	29,078	79,313	16,422
Payments for contract benefits or terminations	(5,458)	(7,525)	(15,738)	(8,244)	(82,063)
Policy loans	(43)	(2)	(813)	(10,846)	(3,508)
Transfers between sub-accounts (including fixed account), net	(13)	(114)	(168)	(914)	(725)
Contract maintenance charges	(77,191)	(13,255)	(41,140)	(72,373)	(23,238)
Increase (decrease) in net assets from contract transactions	(20,810)	(19,424)	(28,781)	(13,064)	(93,112)

Increase (decrease) in net assets	46,982	4,259	90,591	46,782	(82,574)
Net assets at beginning of period	1,325,035	75,136	636,680	802,628	378,154
Net assets at end of period	$1,372,017	$79,395	$727,271	$849,410	$295,580

Beginning units	110,011	2,546	14,855	20,861	23,647
Units issued	5,365	42	711	2,118	1,854
Units redeemed	(7,071)	(605)	(1,350)	(2,435)	(7,525)
Ending units	108,305	1,983	14,216	20,544	17,976

For the Year Ended December 31, 2023
From operations:
Dividends	$15,401	$350	$5,211	$15,042	$5,604
Mortality and expense risk and administrative charges	(1,725)	(86)	(1,412)	(1,470)	(773)
Net investment income (loss)	13,676	264	3,799	13,572	4,831
Net realized gain (loss)	(1,157)	3,595	2,403	1,701	(2,063)
Capital gain distribution from mutual funds	—	1,171	50,893	25,797	—
Change in unrealized appreciation (depreciation) of investments	44,850	18,269	45,613	33,256	51,886
Increase (decrease) in net assets from operations	57,369	23,299	102,708	74,326	54,654

From contract transactions:
Payments received from contract owners	70,771	1,687	24,704	64,208	16,425
Payments for contract benefits or terminations	(1,462)	—	(22,844)	(51,339)	—
Policy loans	(71)	(2)	3,564	(77)	(5,438)
Transfers between sub-accounts (including fixed account), net	(29)	4	(15)	(531)	(37)
Contract maintenance charges	(72,815)	(10,089)	(37,260)	(67,786)	(26,119)
Increase (decrease) in net assets from contract transactions	(3,606)	(8,400)	(31,851)	(55,525)	(15,169)

Increase (decrease) in net assets	53,763	14,899	70,857	18,801	39,485
Net assets at beginning of period	1,271,272	60,237	565,823	783,827	338,669
Net assets at end of period	$1,325,035	$75,136	$636,680	$802,628	$378,154

Beginning units	110,280	2,876	15,680	22,437	24,633
Units issued	6,062	68	4,182	3,219	1,268
Units redeemed	(6,331)	(398)	(5,007)	(4,795)	(2,254)
Ending units	110,011	2,546	14,855	20,861	23,647
The accompanying Notes to Financial Statements are an integral part of this statement.

31

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2024
From operations:
Dividends	$3,120	$19,353	$17,595	$—	$—
Mortality and expense risk and administrative charges	(226)	(628)	(1,104)	(11,639)	(3,079)
Net investment income (loss)	2,894	18,725	16,491	(11,639)	(3,079)
Net realized gain (loss)	(8,448)	(6,123)	3,872	(44,056)	(177,962)
Capital gain distribution from mutual funds	—	—	17,276	—	—
Change in unrealized appreciation (depreciation) of investments	2,546	8,236	(9,161)	2,285,114	590,326
Increase (decrease) in net assets from operations	(3,008)	20,838	28,478	2,229,419	409,285

From contract transactions:
Payments received from contract owners	9,470	5,607	37,112	80,276	116,036
Payments for contract benefits or terminations	(24,557)	(56,395)	(36,664)	(546,736)	(115,201)
Policy loans	(633)	(3,153)	(3,124)	(87,901)	—
Transfers between sub-accounts (including fixed account), net	(48)	(474)	(347)	(30,713)	(181,857)
Contract maintenance charges	(7,623)	(15,251)	(31,284)	(217,582)	(78,828)
Increase (decrease) in net assets from contract transactions	(23,391)	(69,666)	(34,307)	(802,656)	(259,850)

Increase (decrease) in net assets	(26,399)	(48,828)	(5,829)	1,426,763	149,435
Net assets at beginning of period	157,250	306,407	514,955	5,531,983	1,064,673
Net assets at end of period	$130,851	$257,579	$509,126	$6,958,746	$1,214,108

Beginning units	9,743	9,118	24,274	67,009	43,025
Units issued	1,231	456	1,736	1,282	6,490
Units redeemed	(2,706)	(2,439)	(3,273)	(8,322)	(15,599)
Ending units	8,268	7,135	22,737	59,969	33,916

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$18,868	$12,519	$—	$—
Mortality and expense risk and administrative charges	(255)	(619)	(1,021)	(8,755)	(2,389)
Net investment income (loss)	(255)	18,249	11,498	(8,755)	(2,389)
Net realized gain (loss)	(1,758)	(1,729)	(3,340)	(152,947)	(175,778)
Change in unrealized appreciation (depreciation) of investments	8,212	26,136	76,711	1,775,672	482,909
Increase (decrease) in net assets from operations	6,199	42,656	84,869	1,613,970	304,742

From contract transactions:
Payments received from contract owners	11,972	5,592	20,774	88,729	149,002
Payments for contract benefits or terminations	(311)	—	(12,130)	(130,477)	(1,747)
Policy loans	(721)	1,003	(2,826)	(20,432)	—
Transfers between sub-accounts (including fixed account), net	(754)	—	(1,032)	(1,519)	(86,957)
Contract maintenance charges	(7,936)	(15,690)	(30,036)	(206,582)	(97,665)
Increase (decrease) in net assets from contract transactions	2,250	(9,095)	(25,250)	(270,281)	(37,367)

Increase (decrease) in net assets	8,449	33,561	59,619	1,343,689	267,375
Net assets at beginning of period	148,801	272,846	455,336	4,188,294	797,298
Net assets at end of period	$157,250	$306,407	$514,955	$5,531,983	$1,064,673

Beginning units	9,604	9,410	25,590	70,568	45,003
Units issued	764	228	1,635	2,202	8,001
Units redeemed	(625)	(520)	(2,951)	(5,761)	(9,979)
Ending units	9,743	9,118	24,274	67,009	43,025
The accompanying Notes to Financial Statements are an integral part of this statement.

32

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3	VALIC Company I Core Bond Fund	VALIC Company I Dynamic Allocation Fund	VALIC Company I Emerging Economies Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$10,069	$23,592	$16,110	$242,216	$12,668
Mortality and expense risk and administrative charges	(554)	(1,570)	(1,255)	(25,874)	(1,493)
Net investment income (loss)	9,515	22,022	14,855	216,342	11,175
Net realized gain (loss)	(9,167)	(6,802)	(8,039)	(48,917)	(21,104)
Capital gain distribution from mutual funds	—	—	—	341,938	—
Change in unrealized appreciation (depreciation) of investments	1,642	(10,150)	205	645,387	69,428
Increase (decrease) in net assets from operations	1,990	5,070	7,021	1,154,750	59,499

From contract transactions:
Payments received from contract owners	27,634	39,701	46,427	1,082,467	49,966
Payments for contract benefits or terminations	(25,849)	(1,009)	(6,278)	(185,578)	(2,994)
Policy loans	(276)	973	(2)	(8,092)	—
Transfers between sub-accounts (including fixed account), net	642	57,082	20,221	233,807	17,277
Contract maintenance charges	(27,197)	(46,044)	(22,588)	(473,844)	(41,560)
Increase (decrease) in net assets from contract transactions	(25,046)	50,703	37,780	648,760	22,689

Increase (decrease) in net assets	(23,056)	55,773	44,801	1,803,510	82,188
Net assets at beginning of period	265,815	597,231	455,545	9,095,538	519,107
Net assets at end of period	$242,759	$653,004	$500,346	$10,899,048	$601,295

Beginning units	13,954	59,105	39,734	623,188	47,416
Units issued	1,442	11,202	10,462	92,221	9,590
Units redeemed	(2,764)	(6,162)	(6,211)	(51,330)	(7,655)
Ending units	12,632	64,145	43,985	664,079	49,351

For the Year Ended December 31, 2023
From operations:
Dividends	$5,730	$11,279	$9,322	$133,729	$28,707
Mortality and expense risk and administrative charges	(552)	(1,448)	(1,128)	(20,535)	(1,276)
Net investment income (loss)	5,178	9,831	8,194	113,194	27,431
Net realized gain (loss)	(4,839)	(10,766)	(5,803)	(60,847)	(28,348)
Capital gain distribution from mutual funds	—	—	961	492,361	53,269
Change in unrealized appreciation (depreciation) of investments	11,769	26,879	22,760	469,068	3,257
Increase (decrease) in net assets from operations	12,108	25,944	26,112	1,013,776	55,609

From contract transactions:
Payments received from contract owners	25,881	40,629	54,009	1,131,568	42,300
Payments for contract benefits or terminations	(1,537)	(468)	(8,169)	(62,511)	(8,420)
Policy loans	(195)	1,352	(76)	(1,083)	—
Transfers between sub-accounts (including fixed account), net	47	(5,870)	(508)	283,954	(918)
Contract maintenance charges	(25,479)	(50,038)	(29,080)	(682,725)	(48,166)
Increase (decrease) in net assets from contract transactions	(1,283)	(14,395)	16,176	669,203	(15,204)

Increase (decrease) in net assets	10,825	11,549	42,288	1,682,979	40,405
Net assets at beginning of period	254,990	585,682	413,257	7,412,559	478,702
Net assets at end of period	$265,815	$597,231	$455,545	$9,095,538	$519,107

Beginning units	14,035	60,561	37,966	574,272	48,898
Units issued	1,393	6,247	6,631	105,737	6,152
Units redeemed	(1,474)	(7,703)	(4,863)	(56,821)	(7,634)
Ending units	13,954	59,105	39,734	623,188	47,416
The accompanying Notes to Financial Statements are an integral part of this statement.

33

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Equities Index Fund	VALIC Company I International Value Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Mid Cap Value Fund	VALIC Company I Nasdaq-100 Index Fund
For the Year Ended December 31, 2024
From operations:
Dividends	$115,130	$3,933	$260,949	$3,530	$41,023
Mortality and expense risk and administrative charges	(15,894)	(628)	(41,798)	(838)	(27,034)
Net investment income (loss)	99,236	3,305	219,151	2,692	13,989
Net realized gain (loss)	65,906	1,384	25,397	(6,262)	361,843
Capital gain distribution from mutual funds	—	—	683,919	36,086	466,012
Change in unrealized appreciation (depreciation) of investments	(34,012)	12,935	1,295,648	(3,012)	1,961,669
Increase (decrease) in net assets from operations	131,130	17,624	2,224,115	29,504	2,803,513

From contract transactions:
Payments received from contract owners	150,653	29,083	472,043	27,224	229,104
Payments for contract benefits or terminations	(130,751)	—	(817,469)	(153)	(347,171)
Policy loans	1,339	507	(25,610)	—	6,608
Transfers between sub-accounts (including fixed account), net	114,610	4,093	(342,707)	(292)	(1,114,617)
Contract maintenance charges	(171,598)	(16,878)	(717,166)	(9,851)	(368,707)
Increase (decrease) in net assets from contract transactions	(35,747)	16,805	(1,430,909)	16,928	(1,594,783)

Increase (decrease) in net assets	95,383	34,429	793,206	46,432	1,208,730
Net assets at beginning of period	4,735,953	218,881	17,903,847	277,198	12,349,293
Net assets at end of period	$4,831,336	$253,310	$18,697,053	$323,630	$13,558,023

Beginning units	338,794	19,246	501,904	14,571	161,001
Units issued	29,780	3,605	59,743	5,166	24,635
Units redeemed	(33,018)	(2,263)	(98,391)	(4,477)	(43,349)
Ending units	335,556	20,588	463,256	15,260	142,287

For the Year Ended December 31, 2023
From operations:
Dividends	$111,118	$7,578	$188,772	$1,716	$29,119
Mortality and expense risk and administrative charges	(15,648)	(515)	(42,094)	(690)	(26,361)
Net investment income (loss)	95,470	7,063	146,678	1,026	2,758
Net realized gain (loss)	93,516	1,583	(8,609)	(2,693)	409,497
Capital gain distribution from mutual funds	—	8,363	1,962,001	41,569	1,205,983
Change in unrealized appreciation (depreciation) of investments	585,896	10,151	273,372	(1,075)	2,980,486
Increase (decrease) in net assets from operations	774,882	27,160	2,373,442	38,827	4,598,724

From contract transactions:
Payments received from contract owners	154,295	28,157	514,444	26,268	242,689
Payments for contract benefits or terminations	(78,897)	(153)	(409,162)	—	(353,252)
Policy loans	(32,092)	694	(6,324)	—	19,708
Transfers between sub-accounts (including fixed account), net	(89,157)	(9,291)	655,375	11,430	(281,928)
Contract maintenance charges	(172,583)	(19,829)	(728,011)	(12,463)	(386,768)
Increase (decrease) in net assets from contract transactions	(218,434)	(422)	26,322	25,235	(759,551)

Increase (decrease) in net assets	556,448	26,738	2,399,764	64,062	3,839,173
Net assets at beginning of period	4,179,505	192,143	15,504,083	213,136	8,510,120
Net assets at end of period	$4,735,953	$218,881	$17,903,847	$277,198	$12,349,293

Beginning units	350,742	19,276	503,843	13,105	171,046
Units issued	160,635	3,096	81,397	3,276	52,655
Units redeemed	(172,583)	(3,126)	(83,336)	(1,810)	(62,700)
Ending units	338,794	19,246	501,904	14,571	161,001
The accompanying Notes to Financial Statements are an integral part of this statement.

34

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund	VALIC Company I U.S. Socially Responsible Fund	VanEck VIP Emerging Markets Fund Initial Class
For the Year Ended December 31, 2024
From operations:
Dividends	$—	$110,645	$346,174	$3,288	$2,169
Mortality and expense risk and administrative charges	(18,730)	(23,654)	(79,185)	(589)	(655)
Net investment income (loss)	(18,730)	86,991	266,989	2,699	1,514
Net realized gain (loss)	228,754	(342,948)	746,570	(6,683)	(1,897)
Capital gain distribution from mutual funds	—	—	1,720,120	18,014	—
Change in unrealized appreciation (depreciation) of investments	2,024,158	1,169,270	4,009,581	26,157	1,236
Increase (decrease) in net assets from operations	2,234,182	913,313	6,743,260	40,187	853

From contract transactions:
Payments received from contract owners	201,636	337,804	955,929	22,324	15,892
Payments for contract benefits or terminations	(143,885)	(208,583)	(1,469,949)	(5,863)	(3,440)
Policy loans	(5,185)	(9,149)	381,490	(77)	650
Transfers between sub-accounts (including fixed account), net	563,977	(383,181)	(11,618)	(2,112)	52
Contract maintenance charges	(177,643)	(341,162)	(1,593,691)	(11,974)	(17,213)
Increase (decrease) in net assets from contract transactions	438,900	(604,271)	(1,737,839)	2,298	(4,059)

Increase (decrease) in net assets	2,673,082	309,042	5,005,421	42,485	(3,206)
Net assets at beginning of period	6,625,232	9,097,938	28,152,592	220,245	126,680
Net assets at end of period	$9,298,314	$9,406,980	$33,158,013	$262,730	$123,474

Beginning units	116,498	325,778	703,776	8,866	4,097
Units issued	32,272	66,700	95,439	2,925	520
Units redeemed	(27,667)	(86,375)	(132,847)	(2,834)	(651)
Ending units	121,103	306,103	666,368	8,957	3,966

For the Year Ended December 31, 2023
From operations:
Dividends	$—	$111,024	$318,019	$2,297	$4,906
Mortality and expense risk and administrative charges	(15,913)	(23,292)	(69,402)	(584)	(667)
Net investment income (loss)	(15,913)	87,732	248,617	1,713	4,239
Net realized gain (loss)	(562,932)	(588,103)	291,854	(1,863)	(14,142)
Capital gain distribution from mutual funds	922,123	1,703,170	1,732,645	32,081	—
Change in unrealized appreciation (depreciation) of investments	2,153,101	(5,539)	3,483,743	5,973	20,062
Increase (decrease) in net assets from operations	2,496,379	1,197,260	5,756,859	37,904	10,159

From contract transactions:
Payments received from contract owners	218,114	369,783	951,799	22,352	17,805
Payments for contract benefits or terminations	(216,016)	(255,215)	(701,180)	—	(1,273)
Policy loans	13,615	(1,416)	(457,433)	(39)	556
Transfers between sub-accounts (including fixed account), net	(275,578)	(460,052)	942,750	3,481	(14,428)
Contract maintenance charges	(186,585)	(377,483)	(1,549,174)	(13,623)	(17,461)
Increase (decrease) in net assets from contract transactions	(446,450)	(724,383)	(813,238)	12,171	(14,801)

Increase (decrease) in net assets	2,049,929	472,877	4,943,621	50,075	(4,642)
Net assets at beginning of period	4,575,303	8,625,061	23,208,971	170,170	131,322
Net assets at end of period	$6,625,232	$9,097,938	$28,152,592	$220,245	$126,680

Beginning units	123,742	351,834	725,928	8,296	4,639
Units issued	77,185	109,152	94,641	1,553	684
Units redeemed	(84,429)	(135,208)	(116,793)	(983)	(1,226)
Ending units	116,498	325,778	703,776	8,866	4,097
The accompanying Notes to Financial Statements are an integral part of this statement.

35

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VanEck VIP Global Resources Fund Initial Class	Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Real Estate Index Portfolio
For the Year Ended December 31, 2024
From operations:
Dividends	$6,642	$322,107	$388,957
Mortality and expense risk and administrative charges	(1,302)	(15,668)	(32,492)
Net investment income (loss)	5,340	306,439	356,465
Net realized gain (loss)	4,392	(74,908)	(284,711)
Capital gain distribution from mutual funds	—	—	328,129
Change in unrealized appreciation (depreciation) of investments	(17,290)	104,038	103,778
Increase (decrease) in net assets from operations	(7,558)	335,569	503,661

From contract transactions:
Payments received from contract owners	12,633	268,979	478,455
Payments for contract benefits or terminations	(9,569)	(256,928)	(559,463)
Policy loans	742	12,454	(132,954)
Transfers between sub-accounts (including fixed account), net	(493)	(21,232)	(618,082)
Contract maintenance charges	(21,604)	(342,276)	(605,219)
Increase (decrease) in net assets from contract transactions	(18,291)	(339,003)	(1,437,263)

Increase (decrease) in net assets	(25,849)	(3,434)	(933,602)
Net assets at beginning of period	264,839	5,705,616	13,152,940
Net assets at end of period	$238,990	$5,702,182	$12,219,338

Beginning units	7,604	254,976	538,660
Units issued	419	37,625	85,016
Units redeemed	(926)	(53,571)	(148,899)
Ending units	7,097	239,030	474,777

For the Year Ended December 31, 2023
From operations:
Dividends	$7,675	$267,751	$291,020
Mortality and expense risk and administrative charges	(1,356)	(16,629)	(37,269)
Net investment income (loss)	6,319	251,122	253,751
Net realized gain (loss)	8,189	(119,986)	(335,372)
Capital gain distribution from mutual funds	—	—	549,028
Change in unrealized appreciation (depreciation) of investments	(26,340)	457,993	900,674
Increase (decrease) in net assets from operations	(11,832)	589,129	1,368,081

From contract transactions:
Payments received from contract owners	15,705	264,448	497,471
Payments for contract benefits or terminations	—	(174,734)	(491,677)
Policy loans	906	10,212	(35,942)
Transfers between sub-accounts (including fixed account), net	(2,771)	(133,998)	545,821
Contract maintenance charges	(22,888)	(354,997)	(622,302)
Increase (decrease) in net assets from contract transactions	(9,048)	(389,069)	(106,629)

Increase (decrease) in net assets	(20,880)	200,060	1,261,452
Net assets at beginning of period	285,719	5,505,556	11,891,488
Net assets at end of period	$264,839	$5,705,616	$13,152,940

Beginning units	7,870	275,240	544,691
Units issued	489	40,450	124,304
Units redeemed	(755)	(60,714)	(130,335)
Ending units	7,604	254,976	538,660
The accompanying Notes to Financial Statements are an integral part of this statement.

36

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
1.     Organization
Separate Account VL-R (the “Separate Account”) is a segregated investment account established by American General Life Insurance Company (”AGL”) to receive and invest premium payments from variable universal life insurance policies issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. ("AIG") owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.
The Separate Account includes the following products that are no longer available for sale:

AG Corporate Investor	Platinum Choice VUL 2(a)
AG Income Advantage VUL	Platinum Investor FlexDirector
AG Legacy Plus	Platinum Investor I
Corporate America	Platinum Investor II
Corporate Investor Select	Platinum Investor III
Equibuilder	Platinum Investor IV
Equibuilder II	Platinum Investor PLUS
Equibuilder III	Platinum Investor Survivor
Executive Advantage	Platinum Investor Survivor II
Gallery Life	Platinum Investor VIP
Gemstone Life	Polaris Life
Flexible Premium VUL (Group)	Polaris Survivorship Life
Flexible Premium Variable Universal Life Policy	Protection Advantage Select
Income Advantage Select
(a)    This product was introduced on November 6, 2014. The name was changed from AG Platinum Choice VUL to AG Platinum Choice VUL 2 on July 3, 2017. The product name was further updated to Platinum Choice VUL 2 on October 7, 2019.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2024 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods reflect a full twelve months, except as noted below.

AB Variable Products Series Fund, Inc. (AB VPS)
AB VPS Balanced Hedged Allocation Portfolio Class A	AB VPS Small Cap Growth Portfolio Class A
AB VPS Large Cap Growth Portfolio Class A	AB VPS Sustainable Global Thematic Portfolio Class A
AB VPS Relative Value Portfolio Class A	AB VPS Sustainable International Thematic Portfolio Class A(e)(k)

The Alger Portfolios (Alger)
Alger Capital Appreciation Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2

American Funds Insurance Series (American Funds IS)
American Funds IS American High-Income Trust Class 2	American Funds IS Growth Fund Class 2
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 2

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock Advantage SMID Cap V.I. Fund Class I(e)	BlackRock Capital Appreciation V.I. Fund Class I(e)
BlackRock Basic Value V.I. Fund Class I(e)

BNY Mellon Investment Portfolios (BNY Mellon IP)
BNY Mellon IP MidCap Stock Portfolio Initial Shares

37

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

BNY Mellon Stock Index Fund Inc.
BNY Mellon Stock Index Fund, Inc. Initial Shares

BNY Mellon Variable Investment Fund (BNY Mellon VIF)
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

EQ Advisors Trust SM (EQ/)
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	EQ/International Equity Index Portfolio Class IA
EQ/Common Stock Index Portfolio Class IA	EQ/Moderate Allocation Portfolio Class IA
EQ/Core Plus Bond Portfolio Class IA	EQ/Money Market Portfolio Class IA

Fidelity Variable Insurance Products (Fidelity VIP)
Fidelity VIP Asset Manager Growth Portfolio Initial Class	Fidelity VIP Freedom 2030 Portfolio Service Class 2
Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Initial Class
Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2
Fidelity VIP Balanced Portfolio Initial Class(e)	Fidelity VIP Growth Portfolio Initial Class
Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP High Income Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Freedom 2025 Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Mutual Shares VIP Fund Class 2	FTVIP Templeton Developing Markets VIP Fund Class 2(e)
FTVIP Franklin Small Cap Value VIP Fund Class 2	FTVIP Templeton Foreign VIP Fund Class 2
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	FTVIP Templeton Growth VIP Fund Class 2(e)
FTVIP Franklin U.S. Government Securities VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT International Equity Insights Fund Institutional Shares(e)	Goldman Sachs VIT U.S. Equity Insights Fund Institutional Shares(e)
Goldman Sachs VIT Strategic Growth Fund Institutional Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Global Real Estate Fund Series I
Invesco V.I. American Value Fund Series I(e)	Invesco V.I. Global Strategic Income Fund Series I
Invesco V.I. Conservative Balanced Fund Series I(j)	Invesco V.I. Government Securities Fund Series I
Invesco V.I. Core Equity Fund Series I	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Equity and Income Fund Series I(j)	Invesco V.I. High Yield Fund Series I
Invesco V.I. EQV International Equity Fund Series 1	Invesco V.I. Main Street Fund Series I
Invesco V.I. Global Fund Series I

Janus Aspen Series (Janus)
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Overseas Portfolio Service Shares

Lincoln Variable Insurance Products Trust (LVIP)
LVIP American Century Capital Appreciation Fund Standard Class II(f)	LVIP JPMorgan Core Bond Fund Standard Class
LVIP American Century Disciplined Core Value Fund Standard Class II(g)	LVIP JPMorgan Mid Cap Value Fund Standard Class
LVIP American Century International Fund Standard Class II(e)(h)	LVIP JPMorgan Small Cap Core Fund Standard Class
LVIP American Century Value Fund Standard Class II(i)	LVIP JPMorgan U.S. Equity Fund Standard Class

MFS Variable Insurance Trust (MFS VIT)
MFS VIT Growth Series Initial Class	MFS VIT Research Series Initial Class
MFS VIT Investors Trust Series Initial Class	MFS VIT Total Return Series Initial Class
MFS VIT New Discovery Series Initial Class	MFS VIT Utilities Series Initial Class

38

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MFS Variable Insurance Trust II (MFS VIT II)
MFS VIT II Core Equity Portfolio Initial Class

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I(e)	Morgan Stanley VIF Growth Portfolio Class I

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
Neuberger Berman AMT Short Duration Bond Portfolio Class I

PIMCO Variable Insurance Trust (PIMCO)
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	PIMCO Real Return Portfolio Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	PIMCO Short-Term Portfolio Administrative Class
PIMCO High Yield Portfolio Administrative Class(e)	PIMCO Total Return Portfolio Administrative Class
PIMCO Long-Term U.S. Government Portfolio Administrative Class(e)

Pioneer Variable Contracts Trust (Pioneer)
Pioneer Fund VCT Portfolio Class I	Pioneer Select Mid Cap Growth VCT Portfolio Class I
Pioneer Mid Cap Value VCT Portfolio Class I

Putnam Variable Trust (Putnam VT)
Putnam VT Diversified Income Fund Class IB	Putnam VT Large Cap Value Fund Class IB
Putnam VT International Value Fund Class IB	Putnam VT Small Cap Value Fund Class IB
Putnam VT Large Cap Growth Fund Class IB	Putnam VT Sustainable Leaders Fund Class IB

Seasons Series Trust (SST)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1(d)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1(c)
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3

VALIC Company I(b)
VALIC Company I Core Bond Fund	VALIC Company I Mid Cap Value Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Science & Technology Fund
VALIC Company I International Equities Index Fund	VALIC Company I Small Cap Index Fund
VALIC Company I International Value Fund	VALIC Company I Stock Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I U.S. Socially Responsible Fund

VanEck VIP Trust (VanEck VIP)
VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund Initial Class

Vanguard Variable Insurance Fund (Vanguard VIF)
Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Total Bond Market Index Portfolio(e)
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio(e)

39

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a)    These are affiliated investment companies. SunAmerica Asset Management, LLC. (“SunAmerica”), an affiliate of AGL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)    VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I, Seasons Series Trust and SunAmerica Series Trust. SunAmerica, an affiliate of AGL, serves as the administrator to each series of VALIC Company I, and as the investment sub-advisor to certain series of VALIC Company I.
(c)    Formerly SAST SA Goldman Sachs Global Bond Portfolio.
(d)     Formerly SAST SA DFA Ultra Short Bond Portfolio.
(e)    Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2024.
(f)    Formerly American Century VP Capital Appreciation Fund.
(g)    Formerly American Century VP Disciplined Core Value Fund.
(h)    Formerly American Century VP International Fund.
(i)    Formerly American Century VP Value Fund.
(j)    The Invesco V.I. Conservative Balanced Fund, in operation for the period January 1, 2023 to December 31, 2023 and January 1, 2024 to April 26, 2024 (cessation of operations) merged into the Invesco V.I. Equity and Income Fund, in operation for the period April 26, 2024 (commencement of operations) to December 31, 2024.
(k)    Cessation of operations April 16, 2024.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Policy Loans: When a policy loan is made, the loan amount is transferred to AGL from the contract owner’s selected investment, and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the contract owner’s selected investment, after they are first used to repay all loans taken from the declared fixed interest account option.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Internal Rollovers: A contract owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by AGL. Internal rollovers are included on the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets under contract transactions.

40

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
• Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2024 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2024, and respective hierarchy levels.
4.    Expenses
Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges and administrative charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The administrative charge reimburses AGL for any administrative expenses incurred under the contract. This includes the expenses for administration and marketing. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets. The exact rate depends on the particular product issued. Expense charges for each product are as follows:

41

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Mortality and Expense Risk Maximum Annual Rate and Administrative Charges Maximum Annual Rate	First Reduction in Mortality and Expense Risk and Administrative Charges Rate(a)	Second Reduction in Mortality and Expense Risk and Administrative Charges Rate(b)
AG Corporate Investor	0.65%	0.25%	0.25%
AG Income Advantage VUL	0.70%	0.35%	0.20%
AG Legacy Plus	0.90%	0.25%	0.25%
Platinum Choice VUL 2	0.70%	0.35%	0.20%
Corporate America	0.35%	0.10%	0.10%
Corporate America (reduced surrender charge)	0.65%	0.25%	0.25%
Corporate Investor Select	0.65%	0.25%	0.25%
Income Advantage Select	0.70%	0.35%	0.20%
Platinum Investor FlexDirector	0.70%	0.25%	0.35%
Platinum Investor I	0.75%	0.25%	0.25%
Platinum Investor II	0.75%	0.25%	0.25%
Platinum Investor III	0.70%	0.25%	0.35%
Platinum Investor IV	0.70%	0.35%	0.25%
Platinum Investor PLUS	0.70%	0.25%	0.35%
Platinum Investor Survivor	0.40%	0.20%	0.10%(c)
Platinum Investor Survivor II	0.75%	0.25%(d)	0.35%(c)
Platinum Investor VIP	0.70%	0.35%	0.20%
Protection Advantage Select	0.70%	0.35%	0.20%
(a)After 10th policy year.
(b)After 20th policy year.
(c)After 30th policy year.
(d)After 15th policy year.
Expense charges for the following products are as follows:

Products	Separate Account Current Annual Rate	Separate Account Maximum Annual Rate
Executive Advantage®	0.10%	1.00%
Gallery Life	0.50%	0.90%
Gemstone Life	0.10%	0.90%
Polaris Life	0.25%	0.90%
Polaris Survivorship Life	0.10%	0.90%
Flexible Premium VUL (Group)	0.50%	0.90%
Flexible Premium Variable Universal Life Policy	0.50%	0.90%
The separate account annual charge for Equibuilder, Equibuilder II and Equibuilder III is calculated as a percentage of the net asset value and deducted at an annual rate of 0.75 percent.
Monthly Administrative Charge: AGL makes a monthly charge against each policy account for the administrative expenses. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The maximum monthly administrative expense charge is $15. AGL may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of the policy. The monthly expense charge is applied against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage. There may be an additional monthly administrative charge during the first policy year and the 12 months after an increase in face amount per insured. This charge will not exceed $25 a month per insured.
For Equibuilder II and Equibuilder II AGL currently charges $9 per month guaranteed to be no more than $12 per month.
For Equibuilder AGL currently charges $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect.

42

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Contract Maintenance Charge: Monthly contract maintenance charges are paid to AGL for the administrative services provided under the current policies. AGL may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of coverage (if the policy offers both base and supplement coverage, then only each $1,000 of base coverage). This charge varies according to the ages, gender and the premium class of the insured, as well as the amount of coverage. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
AGL may charge a maximum fee of $12 for the monthly contract maintenance charge.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The amount of the withdrawal charge depends on the age and other insurance characteristics of the insured person. For partial withdrawals, AGL may charge a maximum transaction fee per partial withdrawal equal to the lesser of 2 percent of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial withdrawal. In addition, for Equibuilder AGL charges for a partial withdrawal of net cash surrender value (currently $10 or 2 percent of the amount withdrawn, whichever is less).
For Equibuilder I, Equibuilder II and Equibuilder III, during the first ten years a policy is in effect, a withdrawal charge may be assessed by AGL. The maximum withdrawal charge is equal to 50 percent of one “target” premium. This maximum will not vary with premiums paid or when premiums are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum withdrawal charge will decrease by 20 percent. The current withdrawal charge for Equibuilder, EquiBuilder II and EquiBuilder III will equal 30 percent, 30 percent and 25 percent, respectively, of premium payments made during the first policy year up to one “target” premium and 9 percent of any additional premiums paid during the first ten policy years.
Policy Loan Interest Charge: A loan may be requested against a policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to AGL for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.
Cost of Insurance Charge: Since determination of both the insurance rate and AGL's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charge is included as part of the contract maintenance charges line of the Statements of Operations and Changes in Net Assets.
Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
A transfer fee of $25 is assessed on each transfer in excess of 12 transfers during the policy year. For Equibuilder, Equibuilder II and Equibuilder III a transfer fee of $25 is assessed on each transfer in excess of four transfers during the policy year.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.5 percent. AGL deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services AGL performs and a premium tax that is applicable to AGL in the state or other jurisdiction of the policy owner. Premium tax charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
A summary of premium tax charges follows:

Products	Premium Tax Charge
AG Corporate Investor*	4.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 1-3. 9.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 4-7. 5.00% of all premium payments in policy years 8 and thereafter.
AG Income Advantage VUL	5.00% of after-tax premium payment
Platinum Choice VUL 2	9.00% of after-tax premium payment
Corporate America*	9.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 1-7. 5.00% of all premium payments in policy years 8 and thereafter.

43

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Premium Tax Charge
Corporate Investor Select*	4.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 1-3. 9.00% up to the “target premium” and 5.00% on any premium amounts in excess of the “target premium” for policy years 4-7. 5.00% of all premium payments in policy years 8 and thereafter.
Income Advantage Select	3.50% of each premium payment
Platinum Investor FlexDirector	3.50% of each premium payment
Platinum Investor I	3.50% of each premium payment
Platinum Investor II	3.50% of each premium payment
Platinum Investor III	3.50% of each premium payment
Platinum Investor IV	3.50% of each premium payment
Platinum Investor PLUS	3.50% of each premium payment
Platinum Investor Survivor	3.50% of each premium payment
Platinum Investor Survivor II	3.50% of each premium payment
Platinum Investor VIP	3.50% of each premium payment
Protection Advantage Select	3.50% of each premium payment
Executive Advantage®	The maximum charge is 9% of each premium payment.
Gallery Life	5% of each premium payment plus the state specific premium taxes.
Gemstone Life *	5% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount for policy years 1-10. 3% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount beginning in policy year 11. The maximum charge is 8% of each premium payment.
Polaris Life	Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.
Polaris Survivorship Life	Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.
Flexible Premium VUL (Group)	5% of each premium payment plus the state specific premium taxes.
Flexible Premium Variable Universal Life Policy	5% of each premium payment plus the state specific premium taxes.
*    The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

Optional Rider Charge: Monthly charges are deducted if the contract owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are included as part of contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
Face Amount Increase Charge: AGL charges for an increase in the face amount of insurance. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
For Equibuilder, the face amount increase charge is $1.50 per $1,000 increase in the face amount of insurance up to a maximum charge of $300.
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The annualized GMWB charge is 0.75 percent, which may be increased to a maximum of 1.50 percent.

44

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    Purchases and Sales of Investments
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
AB VPS Balanced Hedged Allocation Portfolio Class A	$18,953	$16,038
AB VPS Large Cap Growth Portfolio Class A	1,940,664	742,450
AB VPS Relative Value Portfolio Class A	180,307	180,741
AB VPS Small Cap Growth Portfolio Class A	6,940	160,703
AB VPS Sustainable Global Thematic Portfolio Class A	29,997	155,965
Alger Capital Appreciation Portfolio Class I-2	4,160,426	3,937,792
Alger Mid Cap Growth Portfolio Class I-2	1,101,957	1,243,024
American Funds IS American High-Income Trust Class 2	337,877	151,782
American Funds IS Asset Allocation Fund Class 2	1,581,573	1,164,192
American Funds IS Global Growth Fund Class 2	473,386	283,401
American Funds IS Growth Fund Class 2	777,298	973,937
American Funds IS Growth-Income Fund Class 2	1,135,680	694,562
American Funds IS International Fund Class 2	353,517	171,741
BNY Mellon IP MidCap Stock Portfolio Initial Shares	705,387	873,711
BNY Mellon Stock Index Fund, Inc. Initial Shares	629,625	536,948
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	992,349	1,743,555
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	114,237	133,717
EQ/Common Stock Index Portfolio Class IA	182,334	373,843
EQ/Core Plus Bond Portfolio Class IA	2,062	3,578
EQ/International Equity Index Portfolio Class IA	7,196	15,212
EQ/Moderate Allocation Portfolio Class IA	33,225	47,385
EQ/Money Market Portfolio Class IA	2,064	2,611
Fidelity VIP Asset Manager Growth Portfolio Initial Class	271,434	547,571
Fidelity VIP Asset Manager Portfolio Initial Class	387,842	2,644,416
Fidelity VIP Asset Manager Portfolio Service Class 2	595,820	884,464
Fidelity VIP Contrafund Portfolio Initial Class	7,555,025	5,202,374
Fidelity VIP Contrafund Portfolio Service Class 2	16,450,810	12,279,772
Fidelity VIP Equity-Income Portfolio Initial Class	2,879,675	4,318,185
Fidelity VIP Equity-Income Portfolio Service Class 2	4,828,302	4,272,096
Fidelity VIP Freedom 2020 Portfolio Service Class 2	60,327	94,793
Fidelity VIP Freedom 2025 Portfolio Service Class 2	163,151	157,648
Fidelity VIP Freedom 2030 Portfolio Service Class 2	151,563	1,779,973
Fidelity VIP Government Money Market Portfolio Initial Class	3,198,554	3,748,768
Fidelity VIP Government Money Market Portfolio Service Class 2	1,393,656	1,530,536
Fidelity VIP Growth Portfolio Initial Class	23,384,001	9,528,259
Fidelity VIP Growth Portfolio Service Class 2	17,013,731	9,043,934
Fidelity VIP High Income Portfolio Initial Class	143,494	182,786
Fidelity VIP Index 500 Portfolio Initial Class	1,194,044	5,501,760
Fidelity VIP Investment Grade Bond Portfolio Initial Class	262,607	305,021
Fidelity VIP Mid Cap Portfolio Service Class 2	4,191,045	3,103,709
Fidelity VIP Overseas Portfolio Initial Class	569,784	727,178
FTVIP Franklin Mutual Shares VIP Fund Class 2	1,589,142	1,855,090
FTVIP Franklin Small Cap Value VIP Fund Class 2	2,677,105	3,380,079
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	3,443	3,980
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	568,904	329,087
FTVIP Templeton Foreign VIP Fund Class 2	759,268	839,318
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	418,832	555,284
Invesco V.I. American Franchise Fund Series I	35,627	132,135
Invesco V.I. Conservative Balanced Fund Series I	129,316	1,434,928
Invesco V.I. Core Equity Fund Series I	2,301,307	1,286,704
Invesco V.I. Equity and Income Fund Series I	1,622,935	224,806
Invesco V.I. EQV International Equity Fund Series 1	1,242,144	1,844,602
Invesco V.I. Global Fund Series I	3,125,611	2,635,718
Invesco V.I. Global Real Estate Fund Series I	170,418	121,230
Invesco V.I. Global Strategic Income Fund Series I	4	166
Invesco V.I. Government Securities Fund Series I	4,700	4,824
Invesco V.I. Growth and Income Fund Series I	3,251,215	2,713,883
Invesco V.I. High Yield Fund Series I	319,748	317,106
Invesco V.I. Main Street Fund Series I	100,227	108,330
Janus Henderson Enterprise Portfolio Service Shares	1,413,788	1,220,704
Janus Henderson Forty Portfolio Service Shares	406,855	373,565

45

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
Janus Henderson Global Research Portfolio Service Shares	$753,825	$890,123
Janus Henderson Overseas Portfolio Service Shares	1,158,639	1,485,165
LVIP American Century Capital Appreciation Fund Standard Class II	29,130	32,463
LVIP American Century Disciplined Core Value Fund Standard Class II	8,036	15,901
LVIP American Century Value Fund Standard Class II	3,754,999	3,042,696
LVIP JPMorgan Core Bond Fund Standard Class	828,599	107,590
LVIP JPMorgan Mid Cap Value Fund Standard Class	170,466	131,044
LVIP JPMorgan Small Cap Core Fund Standard Class	676,110	1,373,976
LVIP JPMorgan U.S. Equity Fund Standard Class	53,681	23,272
MFS VIT Growth Series Initial Class	25,767,115	24,811,011
MFS VIT Investors Trust Series Initial Class	303,293	305,880
MFS VIT New Discovery Series Initial Class	1,616,009	2,111,048
MFS VIT Research Series Initial Class	1,245,287	1,296,268
MFS VIT Total Return Series Initial Class	482,054	782,977
MFS VIT Utilities Series Initial Class	573,676	646,810
MFS VIT II Core Equity Portfolio Initial Class	1,766,664	2,173,381
Morgan Stanley VIF Growth Portfolio Class I	1,361,165	3,124,065
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	2,281,617	1,719,462
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,925	2,095
Neuberger Berman AMT Sustainable Equity Portfolio Class I	44,154	57,348
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	306,095	347,376
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	128,322	61,244
PIMCO Real Return Portfolio Administrative Class	936,928	1,135,256
PIMCO Short-Term Portfolio Administrative Class	1,347,395	1,034,153
PIMCO Total Return Portfolio Administrative Class	3,243,697	2,804,925
Pioneer Fund VCT Portfolio Class I	170,364	125,988
Pioneer Mid Cap Value VCT Portfolio Class I	282,357	200,238
Pioneer Select Mid Cap Growth VCT Portfolio Class I	165,396	438,165
Putnam VT Diversified Income Fund Class IB	678,244	678,853
Putnam VT International Value Fund Class IB	1,212,510	1,018,220
Putnam VT Large Cap Growth Fund Class IB	28,528	25,245
Putnam VT Large Cap Value Fund Class IB	4,779,131	3,380,999
Putnam VT Small Cap Value Fund Class IB	12,650	13,364
Putnam VT Sustainable Leaders Fund Class IB	3,616	27,184
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	35,052	15,180
SAST SA AB Growth Portfolio Class 1	1,170,890	1,037,717
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	10,411	13,452
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	16,312	33,632
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	552,008	689,376
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	11,548	25,428
SAST SA Invesco Growth Opportunities Portfolio Class 1	698	8,820
SAST SA Janus Focused Growth Portfolio Class 1	68,390	72,036
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,570,262	1,944,878
SAST SA JPMorgan Emerging Markets Portfolio Class 1	23,266	43,130
SAST SA JPMorgan Equity-Income Portfolio Class 1	347,906	266,847
SAST SA JPMorgan Global Equities Portfolio Class 1	39,035	18,346
SAST SA JPMorgan Large Cap Core Portfolio Class 1	61,155	86,129
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	5,316	32,351
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	412,248	870,519
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	109,905	80,868
SAST SA MFS Blue Chip Growth Portfolio Class 1	10,212	20,942
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	127,319	46,660
SAST SA MFS Total Return Portfolio Class 1	115,807	77,380
SAST SA Morgan Stanley International Equities Portfolio Class 1	25,971	114,162
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	20,726	41,221
SAST SA PineBridge High-Yield Bond Portfolio Class 1	32,248	83,189
SAST SA Putnam International Growth and Income Portfolio Class 1	62,160	62,701
SAST SA Wellington Capital Appreciation Portfolio Class 1	64,759	879,054
SAST SA Wellington Capital Appreciation Portfolio Class 3	140,687	403,617
SAST SA Wellington Government and Quality Bond Portfolio Class 1	34,438	49,969
SAST SA Wellington Government and Quality Bond Portfolio Class 3	115,671	42,949
VALIC Company I Core Bond Fund	113,734	50,665
VALIC Company I Dynamic Allocation Fund	1,602,597	395,558
VALIC Company I Emerging Economies Fund	102,640	68,776
VALIC Company I International Equities Index Fund	544,416	480,926

46

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
VALIC Company I International Value Fund	$41,560	$21,450
VALIC Company I Mid Cap Index Fund	3,235,482	3,763,320
VALIC Company I Mid Cap Value Fund	139,763	84,057
VALIC Company I Nasdaq-100 Index Fund	2,559,069	3,673,851
VALIC Company I Science & Technology Fund	2,474,321	2,054,151
VALIC Company I Small Cap Index Fund	2,005,332	2,522,612
VALIC Company I Stock Index Fund	6,078,116	5,828,849
VALIC Company I U.S. Socially Responsible Fund	108,784	85,773
VanEck VIP Emerging Markets Fund Initial Class	14,491	17,036
VanEck VIP Global Resources Fund Initial Class	17,820	30,770
Vanguard VIF High Yield Bond Portfolio	1,199,425	1,231,989
Vanguard VIF Real Estate Index Portfolio	2,874,000	3,626,669

47

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.    Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2024, follows:

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	8,415		23.77	200,041	2.03		0.50		8.29
AB VPS Large Cap Growth Portfolio Class A	495,776	59.65	96.82	48,564,936	0.06	0.10	0.50	24.63	25.13
AB VPS Relative Value Portfolio Class A	16,542		119.34	1,974,092	1.52		0.50		12.46
AB VPS Small Cap Growth Portfolio Class A	7,799		68.08	530,936	0.25		0.50		18.05
AB VPS Sustainable Global Thematic Portfolio Class A	40,317	20.56	48.48	1,426,708	0.00	0.10	0.50	5.68	6.11
Alger Capital Appreciation Portfolio Class I-2	294,544	66.09	123.68	19,053,582	0.00	0.00	1.10	46.51	48.13
Alger Mid Cap Growth Portfolio Class I-2	127,780	31.45	64.45	4,216,109	0.00	0.00	0.50	20.46	21.07
American Funds IS American High-Income Trust Class 2	114,288	15.92	17.19	1,706,203	6.88	0.00	0.70	8.90	9.67
American Funds IS Asset Allocation Fund Class 2	606,355	23.75	25.63	11,622,556	2.22	0.00	0.70	15.62	16.44
American Funds IS Global Growth Fund Class 2	164,789	31.59	32.75	3,795,483	1.63	0.00	0.35	13.28	13.68
American Funds IS Growth Fund Class 2	307,727	53.38	57.62	11,202,349	0.34	0.00	0.70	30.70	31.63
American Funds IS Growth-Income Fund Class 2	385,017	37.44	40.41	10,564,415	1.15	0.00	0.70	23.36	24.23
American Funds IS International Fund Class 2	194,640	14.87	16.05	2,475,053	1.28	0.00	0.70	2.44	3.16
BNY Mellon IP MidCap Stock Portfolio Initial Shares	124,636	37.36	47.69	4,589,061	0.85	0.10	0.70	11.83	12.50
BNY Mellon Stock Index Fund, Inc. Initial Shares	94,801	56.46	129.77	7,891,611	1.20	0.10	0.50	24.04	24.54
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	243,804	30.95	35.39	7,443,688	0.66	0.10	0.75	3.83	4.51
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	3,664		175.60	643,389	0.40		0.75		29.87
EQ/Common Stock Index Portfolio Class IA	11,424		200.96	2,295,797	0.74		0.75		22.15
EQ/Core Plus Bond Portfolio Class IA	34		328.68	11,112	4.70		0.75		-1.42
EQ/International Equity Index Portfolio Class IA	266		541.10	144,150	2.97		0.75		4.08
EQ/Moderate Allocation Portfolio Class IA	5,458		62.17	339,287	2.62		0.75		7.10
EQ/Money Market Portfolio Class IA	48		192.76	9,345	4.57		0.75		3.89
Fidelity VIP Asset Manager Growth Portfolio Initial Class	10,520		608.91	6,405,764	1.78		0.75		9.98
Fidelity VIP Asset Manager Portfolio Initial Class	142,586	29.87	70.13	9,617,137	2.25	0.10	0.75	7.68	8.39
Fidelity VIP Asset Manager Portfolio Service Class 2	174,034	21.31	32.62	3,886,937	2.30	0.00	0.50	7.69	8.23
Fidelity VIP Contrafund Portfolio Initial Class	310,075	87.79	217.16	63,449,724	0.20	0.10	0.75	32.79	33.66
Fidelity VIP Contrafund Portfolio Service Class 2	1,130,346	46.53	88.11	56,875,159	0.03	0.00	1.10	31.98	33.45
Fidelity VIP Equity-Income Portfolio Initial Class	213,430		158.61	33,852,154	1.78		0.75		14.48
Fidelity VIP Equity-Income Portfolio Service Class 2	694,076	28.96	55.23	21,971,464	1.66	0.00	1.10	13.79	15.06
Fidelity VIP Freedom 2020 Portfolio Service Class 2	9,513	22.36	33.67	219,235	2.56	0.00	0.45	6.92	7.40
Fidelity VIP Freedom 2025 Portfolio Service Class 2	22,876	24.61	37.41	578,574	2.34	0.00	0.40	7.85	8.28
Fidelity VIP Freedom 2030 Portfolio Service Class 2	70,935	22.89	40.83	1,865,384	1.67	0.00	1.10	7.94	9.14
Fidelity VIP Government Money Market Portfolio Initial Class	1,024,329	10.86	11.18	13,056,019	5.01	0.00	1.10	3.95	5.10
Fidelity VIP Government Money Market Portfolio Service Class 2	97,480	10.64	11.31	1,100,752	4.70	0.25	0.70	4.10	4.57
Fidelity VIP Growth Portfolio Initial Class	420,886	67.21	292.80	109,606,356	0.00	0.10	0.75	29.41	30.26
Fidelity VIP Growth Portfolio Service Class 2	683,026	54.59	109.88	44,227,484	0.00	0.00	0.70	29.16	30.07
Fidelity VIP High Income Portfolio Initial Class	16,462	30.45	383.13	1,760,110	5.93	0.10	0.75	8.15	8.86
Fidelity VIP Index 500 Portfolio Initial Class	298,563		180.77	53,971,935	1.29		0.75		23.96
Fidelity VIP Investment Grade Bond Portfolio Initial Class	21,240	22.03	361.84	2,248,214	3.46	0.10	0.75	1.02	1.69
Fidelity VIP Mid Cap Portfolio Service Class 2	437,569	32.29	60.88	13,778,165	0.36	0.00	1.10	15.89	17.18
Fidelity VIP Overseas Portfolio Initial Class	21,559	39.28	545.16	6,564,513	1.69	0.50	0.75	4.26	4.53
FTVIP Franklin Mutual Shares VIP Fund Class 2	310,658	19.38	36.77	6,991,743	2.02	0.00	0.70	10.49	11.27
FTVIP Franklin Small Cap Value VIP Fund Class 2	293,103	30.56	55.55	9,023,667	0.98	0.00	1.10	10.48	11.71
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	605		39.94	24,166	0.00		0.25		10.76
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	151,572	12.91	14.59	1,894,070	3.34	0.10	0.70	0.66	1.27
FTVIP Templeton Foreign VIP Fund Class 2	259,600	12.57	13.43	3,378,537	2.45	0.10	0.50	-1.49	-1.10
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	86,079	63.09	67.42	5,679,973	0.00	0.10	0.50	31.70	32.23
Invesco V.I. American Franchise Fund Series I	18,375	51.16	53.05	958,211	0.00	0.10	0.50	34.21	34.75
Invesco V.I. Conservative Balanced Fund Series I	—	15.88	24.97	—	2.65	0.00	0.50	1.73	1.89
Invesco V.I. Core Equity Fund Series I	308,590	35.89	38.35	11,674,947	0.73	0.10	0.50	24.98	25.48
Invesco V.I. Equity and Income Fund Series I	132,146	10.70	10.74	1,416,166	1.73	0.00	0.50	7.00	7.36
Invesco V.I. EQV International Equity Fund Series 1	419,138	15.76	30.15	7,592,543	1.76	0.00	1.10	-0.49	0.62
Invesco V.I. Global Fund Series I	327,882	31.51	59.24	11,239,196	0.00	0.00	1.10	14.79	16.07
Invesco V.I. Global Real Estate Fund Series I	54,188	11.59	23.25	716,837	2.64	0.00	0.70	-2.49	-1.80
Invesco V.I. Global Strategic Income Fund Series I	11		11.81	135	1.85		0.25		2.90
Invesco V.I. Government Securities Fund Series I	649		11.76	7,638	2.55		0.25		1.46
Invesco V.I. Growth and Income Fund Series I	390,531	49.56	52.72	12,831,725	1.51	0.00	0.75	15.13	16.00
Invesco V.I. High Yield Fund Series I	45,136	16.72	17.66	772,916	5.63	0.10	0.50	7.19	7.62
Invesco V.I. Main Street Fund Series I	18,952		49.72	942,219	0.00		0.10		23.52
Janus Henderson Enterprise Portfolio Service Shares	208,509	37.92	89.27	9,269,645	0.63	0.00	0.70	14.51	15.32
Janus Henderson Forty Portfolio Service Shares	50,743	51.28	97.76	2,356,613	0.01	0.00	0.35	27.69	28.14
Janus Henderson Global Research Portfolio Service Shares	127,412	25.12	34.84	4,411,100	0.62	0.10	0.70	22.40	23.14
Janus Henderson Overseas Portfolio Service Shares	471,964	11.63	13.95	6,287,831	1.37	0.00	1.10	4.42	5.58

48

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
LVIP American Century Capital Appreciation Fund Standard Class II	6,995		57.53	402,420	0.00		0.10		24.86
LVIP American Century Disciplined Core Value Fund Standard Class II	4,611		39.77	183,364	1.32		0.10		12.98
LVIP American Century Value Fund Standard Class II	488,831	25.51	51.43	17,766,256	2.99	0.00	0.70	8.71	9.48
LVIP JPMorgan Core Bond Fund Standard Class	405,587	11.03	15.76	4,472,631	4.69	0.00	0.70	1.01	1.72
LVIP JPMorgan Mid Cap Value Fund Standard Class	6,777	59.95	63.83	427,211	1.26	0.10	0.50	13.71	14.17
LVIP JPMorgan Small Cap Core Fund Standard Class	102,508	37.72	52.01	3,758,819	0.76	0.10	0.70	10.93	11.60
LVIP JPMorgan U.S. Equity Fund Standard Class	7,194		88.97	639,984	0.55		0.10		23.86
MFS VIT Growth Series Initial Class	545,101	70.66	87.53	42,724,466	0.00	0.10	0.75	30.48	31.33
MFS VIT Investors Trust Series Initial Class	6,826		524.13	3,577,770	0.73		0.75		18.63
MFS VIT New Discovery Series Initial Class	226,692	39.40	74.29	7,959,428	0.00	0.00	1.10	5.55	6.72
MFS VIT Research Series Initial Class	130,281	75.61	587.86	11,657,524	0.62	0.00	0.75	17.98	18.87
MFS VIT Total Return Series Initial Class	15,534	27.19	415.54	4,265,448	2.52	0.25	0.75	6.94	7.48
MFS VIT Utilities Series Initial Class	104,387		71.91	7,506,010	2.32		0.75		10.82
MFS VIT II Core Equity Portfolio Initial Class	359,828	31.27	70.36	16,283,132	0.61	0.10	0.75	19.21	19.99
Morgan Stanley VIF Growth Portfolio Class I	81,698	78.33	99.58	6,275,064	0.00	0.10	0.75	45.49	46.44
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	244,130	31.67	69.54	9,471,327	0.00	0.00	0.70	23.15	24.02
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,835		14.88	42,197	5.64		0.10		5.99
Neuberger Berman AMT Sustainable Equity Portfolio Class I	21,727	44.62	72.90	649,325	0.23	0.00	0.40	25.34	25.84
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	80,499	10.77	22.95	912,023	2.18	0.00	1.10	3.01	4.16
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	51,436	10.29	16.17	535,906	3.53	0.00	0.35	-0.85	-0.50
PIMCO Real Return Portfolio Administrative Class	430,157	17.82	24.99	6,502,721	2.64	0.00	0.75	1.36	2.13
PIMCO Short-Term Portfolio Administrative Class	350,130	12.00	14.44	4,605,745	5.00	0.00	1.10	4.89	6.05
PIMCO Total Return Portfolio Administrative Class	871,698	14.08	17.47	12,736,228	4.04	0.00	1.10	1.41	2.53
Pioneer Fund VCT Portfolio Class I	46,552	52.85	60.25	2,417,104	0.75	0.10	0.70	21.79	22.53
Pioneer Mid Cap Value VCT Portfolio Class I	41,173	29.94	47.85	1,289,794	1.88	0.00	0.50	10.38	10.94
Pioneer Select Mid Cap Growth VCT Portfolio Class I	73,537	46.86	50.08	3,643,505	0.00	0.10	0.50	23.31	23.81
Putnam VT Diversified Income Fund Class IB	227,519	20.90	22.31	4,499,352	6.10	0.00	0.75	4.97	5.76
Putnam VT International Value Fund Class IB	315,403	12.40	14.64	4,503,949	2.42	0.10	1.10	4.06	5.11
Putnam VT Large Cap Growth Fund Class IB	9,446		13.04	123,220	0.00		0.25		33.07
Putnam VT Large Cap Value Fund Class IB	580,118	42.43	45.34	21,129,618	1.13	0.10	0.50	18.54	19.02
Putnam VT Small Cap Value Fund Class IB	4,098	34.83	56.01	150,810	0.94	0.00	0.35	5.82	6.20
Putnam VT Sustainable Leaders Fund Class IB	1,642		66.56	109,295	0.23		0.25		22.71
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,539	24.71	26.67	209,823	0.91	0.00	0.70	13.02	13.82
SAST SA AB Growth Portfolio Class 1	158,693	65.77	66.46	10,446,605	0.00	0.10	0.25	24.94	25.13
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	5,642	32.34	32.68	183,188	3.32	0.10	0.25	2.10	2.25
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	4,293	62.55	63.20	268,829	2.24	0.10	0.25	7.69	7.86
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	36,785	81.31	82.16	3,000,146	2.12	0.10	0.25	18.45	18.63
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	8,667	69.05	69.77	599,794	1.34	0.10	0.25	20.06	20.24
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,870	21.03	21.25	144,480	0.00	0.10	0.25	16.13	16.31
SAST SA Janus Focused Growth Portfolio Class 1	18,422		71.70	1,320,902	0.00		0.10		28.39
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	195,753	33.24	38.89	4,788,801	1.80	0.00	0.70	8.76	9.53
SAST SA JPMorgan Emerging Markets Portfolio Class 1	9,369	32.47	32.81	304,823	3.00	0.10	0.25	10.35	10.52
SAST SA JPMorgan Equity-Income Portfolio Class 1	85,828	40.37	40.79	3,371,537	2.50	0.10	0.25	12.41	12.58
SAST SA JPMorgan Global Equities Portfolio Class 1	13,013	32.75	33.09	427,053	1.38	0.10	0.25	21.33	21.51
SAST SA JPMorgan Large Cap Core Portfolio Class 1	8,470	54.72	55.29	464,500	0.37	0.10	0.25	23.51	23.69
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,713	25.84	26.11	44,343	2.86	0.10	0.25	1.89	2.04
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	352,984	9.62	9.75	9,285,910	0.00	0.00	0.45	13.74	14.26
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	108,305	12.56	12.70	1,372,017	3.83	0.10	0.25	5.04	5.20
SAST SA MFS Blue Chip Growth Portfolio Class 1	1,983	39.67	40.08	79,395	0.08	0.10	0.25	35.41	35.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	14,216	51.12	51.66	727,271	1.05	0.10	0.25	19.35	19.53
SAST SA MFS Total Return Portfolio Class 1	20,544	41.16	41.59	849,410	2.50	0.10	0.25	7.37	7.53
SAST SA Morgan Stanley International Equities Portfolio Class 1	17,976	16.40	16.57	295,580	1.67	0.10	0.25	2.76	2.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	8,268	16.43	16.60	130,851	2.17	0.10	0.25	-1.66	-1.52
SAST SA PineBridge High-Yield Bond Portfolio Class 1	7,135	36.01	36.39	257,579	6.86	0.10	0.25	7.36	7.52
SAST SA Putnam International Growth and Income Portfolio Class 1	22,737	22.32	22.56	509,126	3.44	0.10	0.25	5.48	5.64
SAST SA Wellington Capital Appreciation Portfolio Class 1	59,969	131.08	132.45	6,958,746	0.00	0.10	0.25	41.41	41.62
SAST SA Wellington Capital Appreciation Portfolio Class 3	33,916	51.18	55.24	1,214,108	0.00	0.00	0.70	40.42	41.41
SAST SA Wellington Government and Quality Bond Portfolio Class 1	12,632	19.17	19.37	242,759	3.96	0.10	0.25	0.82	0.97
SAST SA Wellington Government and Quality Bond Portfolio Class 3	64,145	10.09	10.89	653,004	3.77	0.00	0.70	0.19	0.90
VALIC Company I Core Bond Fund	43,985	11.69	12.62	500,346	3.37	0.00	0.70	0.98	1.69
VALIC Company I Dynamic Allocation Fund	664,079	18.05	19.48	10,899,048	2.42	0.00	0.70	11.93	12.72
VALIC Company I Emerging Economies Fund	49,351	12.10	13.07	601,295	2.26	0.00	0.70	10.63	11.41
VALIC Company I International Equities Index Fund	335,556	20.77	25.55	4,831,336	2.41	0.00	0.75	2.36	3.13
VALIC Company I International Value Fund	20,588	12.29	13.79	253,310	1.67	0.25	0.70	7.67	8.16
VALIC Company I Mid Cap Index Fund	463,256	37.00	69.27	18,697,053	1.43	0.00	1.10	12.26	13.51
VALIC Company I Mid Cap Value Fund	15,260	25.76	27.81	323,630	1.18	0.00	0.70	10.07	10.85
VALIC Company I Nasdaq-100 Index Fund	142,287	153.88	173.24	13,558,023	0.32	0.00	0.75	24.33	25.27

49

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Science & Technology Fund	121,103	40.93	152.51	9,298,314	0.00	0.00	0.70	31.67	32.60
VALIC Company I Small Cap Index Fund	306,103	23.76	51.29	9,406,980	1.20	0.00	0.70	10.43	11.21
VALIC Company I Stock Index Fund	666,368	66.18	81.57	33,158,013	1.13	0.00	0.75	23.73	24.66
VALIC Company I U.S. Socially Responsible Fund	8,957	36.39	39.29	262,730	1.36	0.00	0.70	17.78	18.61
VanEck VIP Emerging Markets Fund Initial Class	3,966		31.13	123,474	1.73		0.50		0.70
VanEck VIP Global Resources Fund Initial Class	7,097		33.67	238,990	2.64		0.50		-3.32
Vanguard VIF High Yield Bond Portfolio	239,030	20.72	32.67	5,702,182	5.65	0.00	1.10	5.28	6.45
Vanguard VIF Real Estate Index Portfolio	474,777	22.22	40.34	12,219,338	3.07	0.00	1.10	3.59	4.74

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	8,598		21.95	188,744	1.17		0.50		12.47
AB VPS Large Cap Growth Portfolio Class A	500,739	47.67	77.69	39,344,165	0.00	0.10	0.50	34.46	34.99
AB VPS Relative Value Portfolio Class A	17,288		106.12	1,834,508	1.45		0.50		11.47
AB VPS Small Cap Growth Portfolio Class A	10,020		57.67	577,851	0.00		0.50		17.44
AB VPS Sustainable Global Thematic Portfolio Class A	43,554	19.38	45.87	1,462,630	0.29	0.10	0.50	15.43	15.89
Alger Capital Appreciation Portfolio Class I-2	292,527	45.11	83.49	12,576,420	0.00	0.00	1.10	41.57	43.13
Alger Mid Cap Growth Portfolio Class I-2	133,902	26.11	53.23	3,607,858	0.00	0.00	0.50	22.56	23.17
American Funds IS American High-Income Trust Class 2	108,848	14.62	15.19	1,481,566	7.13	0.20	0.70	11.67	12.23
American Funds IS Asset Allocation Fund Class 2	623,292	20.54	22.02	10,250,507	2.22	0.00	0.70	13.47	14.27
American Funds IS Global Growth Fund Class 2	163,807	26.87	28.34	3,314,933	0.91	0.20	0.70	21.75	22.36
American Funds IS Growth Fund Class 2	320,482	40.84	43.78	8,894,876	0.37	0.00	0.70	37.52	38.48
American Funds IS Growth-Income Fund Class 2	388,986	30.35	32.53	8,594,232	1.39	0.00	0.70	25.26	26.14
American Funds IS International Fund Class 2	182,836	14.51	15.25	2,256,767	1.35	0.20	0.70	15.04	15.61
BNY Mellon IP MidCap Stock Portfolio Initial Shares	132,833	33.20	42.65	4,323,011	0.77	0.10	0.70	17.49	18.19
BNY Mellon Stock Index Fund, Inc. Initial Shares	98,871	45.34	104.62	6,716,936	1.42	0.10	0.50	25.30	25.80
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	273,405	29.61	34.08	7,946,155	0.32	0.10	0.75	8.47	9.17
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	4,294		135.21	580,581	0.38		0.75		37.27
EQ/Common Stock Index Portfolio Class IA	13,226		164.52	2,175,935	1.11		0.75		24.20
EQ/Core Plus Bond Portfolio Class IA	40		333.42	13,290	2.19		0.75		3.75
EQ/International Equity Index Portfolio Class IA	287		519.89	149,153	2.83		0.75		18.17
EQ/Moderate Allocation Portfolio Class IA	6,020		58.04	349,416	1.78		0.75		11.51
EQ/Money Market Portfolio Class IA	53		185.55	9,891	4.53		0.75		3.67
Fidelity VIP Asset Manager Growth Portfolio Initial Class	11,223		553.67	6,213,627	1.78		0.75		15.50
Fidelity VIP Asset Manager Portfolio Initial Class	179,201	27.56	65.13	11,276,137	2.30	0.10	0.75	12.10	12.83
Fidelity VIP Asset Manager Portfolio Service Class 2	193,510	19.79	30.14	3,981,443	2.17	0.00	0.50	12.09	12.65
Fidelity VIP Contrafund Portfolio Initial Class	333,360	65.68	163.54	51,473,694	0.49	0.10	0.75	32.46	33.32
Fidelity VIP Contrafund Portfolio Service Class 2	1,187,866	35.25	66.02	44,559,339	0.26	0.00	1.10	31.67	33.12
Fidelity VIP Equity-Income Portfolio Initial Class	237,642		138.55	32,924,330	1.86		0.75		9.82
Fidelity VIP Equity-Income Portfolio Service Class 2	731,053	25.45	48.00	20,100,332	1.72	0.00	1.10	9.17	10.38
Fidelity VIP Freedom 2020 Portfolio Service Class 2	11,695	20.91	31.35	249,564	2.99	0.00	0.45	11.72	12.22
Fidelity VIP Freedom 2025 Portfolio Service Class 2	23,450	22.64	34.55	543,182	2.48	0.00	0.45	12.82	13.32
Fidelity VIP Freedom 2030 Portfolio Service Class 2	132,103	21.21	37.41	3,227,390	2.24	0.00	1.10	13.21	14.46
Fidelity VIP Government Money Market Portfolio Initial Class	1,087,913	10.45	10.64	13,606,233	5.10	0.00	1.10	3.75	4.89
Fidelity VIP Government Money Market Portfolio Service Class 2	115,002	10.22	10.82	1,237,632	4.88	0.25	0.70	3.91	4.37
Fidelity VIP Growth Portfolio Initial Class	454,684	51.60	226.25	91,750,214	0.13	0.10	0.75	35.22	36.10
Fidelity VIP Growth Portfolio Service Class 2	712,775	42.27	84.47	35,350,351	0.00	0.00	0.70	34.94	35.89
Fidelity VIP High Income Portfolio Initial Class	17,728	27.97	354.24	1,752,456	5.51	0.10	0.75	9.65	10.37
Fidelity VIP Index 500 Portfolio Initial Class	326,468		145.83	47,608,913	1.46		0.75		25.25
Fidelity VIP Investment Grade Bond Portfolio Initial Class	18,887	21.67	358.16	2,327,647	2.52	0.10	0.75	5.41	6.10
Fidelity VIP Mid Cap Portfolio Service Class 2	461,922	27.86	51.95	12,443,229	0.38	0.00	1.10	13.55	14.80
Fidelity VIP Overseas Portfolio Initial Class	21,492	37.58	522.87	6,788,611	1.04	0.50	0.75	19.61	19.91
FTVIP Franklin Mutual Shares VIP Fund Class 2	334,730	19.29	33.04	6,799,905	1.86	0.00	1.10	12.23	13.46
FTVIP Franklin Small Cap Value VIP Fund Class 2	326,560	27.66	49.73	9,089,305	0.49	0.00	1.10	11.51	12.75
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	622	34.68	36.06	22,309	0.00	0.25	0.50	26.11	26.42
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	137,698	12.75	14.50	1,685,386	2.13	0.10	0.70	3.74	4.36
FTVIP Templeton Foreign VIP Fund Class 2	273,101	12.76	13.58	3,572,813	3.29	0.10	0.50	20.16	20.64
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	95,560	47.90	50.98	4,776,354	0.00	0.10	0.50	41.24	41.80
Invesco V.I. American Franchise Fund Series I	20,419	38.12	39.37	794,244	0.00	0.10	0.50	40.23	40.79
Invesco V.I. Conservative Balanced Fund Series I	80,606	15.61	24.51	1,306,789	1.74	0.00	0.50	12.04	12.60
Invesco V.I. Core Equity Fund Series I	307,522	28.71	30.56	9,246,249	0.74	0.10	0.50	22.75	23.24
Invesco V.I. EQV International Equity Fund Series 1	459,546	15.84	29.97	8,301,079	0.20	0.00	1.10	16.86	18.15
Invesco V.I. Global Fund Series I	335,117	27.45	51.04	9,830,694	0.23	0.00	1.10	33.27	34.73
Invesco V.I. Global Real Estate Fund Series I	51,332	11.89	23.67	698,260	1.45	0.00	0.70	8.29	9.05
Invesco V.I. Global Strategic Income Fund Series I	26		11.47	297	0.00		0.25		8.61

50

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. Government Securities Fund Series I	685	11.23	11.59	7,820	1.94	0.25	0.50	4.10	4.36
Invesco V.I. Growth and Income Fund Series I	402,464	43.05	45.44	11,468,772	1.57	0.00	0.75	11.82	12.66
Invesco V.I. High Yield Fund Series I	47,629	15.60	16.41	754,940	5.16	0.10	0.50	9.63	10.07
Invesco V.I. Main Street Fund Series I	21,147		40.25	851,162	0.85		0.10		23.09
Janus Henderson Enterprise Portfolio Service Shares	210,046	33.11	77.41	8,288,785	0.09	0.00	0.70	16.96	17.78
Janus Henderson Forty Portfolio Service Shares	53,664	38.69	76.29	1,932,102	0.13	0.00	0.70	38.68	39.65
Janus Henderson Global Research Portfolio Service Shares	137,635	20.53	28.30	3,841,714	0.77	0.10	0.70	25.59	26.34
Janus Henderson Overseas Portfolio Service Shares	503,045	11.13	13.22	6,338,991	1.32	0.00	1.10	9.38	10.58
LVIP American Century Capital Appreciation Fund Standard Class II	7,506		46.08	345,852	0.00		0.10		20.57
LVIP American Century Disciplined Core Value Fund Standard Class II	4,901		35.20	172,501	1.50		0.10		8.54
LVIP American Century Value Fund Standard Class II	512,377	23.47	46.98	16,984,738	2.33	0.00	0.70	8.34	9.10
LVIP JPMorgan Core Bond Fund Standard Class	355,794	10.92	15.49	3,870,983	3.67	0.00	0.70	5.17	5.91
LVIP JPMorgan Mid Cap Value Fund Standard Class	7,395	52.72	55.91	403,118	3.18	0.10	0.50	10.36	10.80
LVIP JPMorgan Small Cap Core Fund Standard Class	126,530	33.80	46.89	4,150,901	1.23	0.10	0.70	12.31	12.99
LVIP JPMorgan U.S. Equity Fund Standard Class	7,187		71.83	516,233	1.56		0.10		27.03
MFS VIT Growth Series Initial Class	320,982	53.80	69.62	34,237,784	0.00	0.10	0.75	34.85	35.73
MFS VIT Investors Trust Series Initial Class	7,322		441.84	3,235,159	0.71		0.75		18.09
MFS VIT New Discovery Series Initial Class	233,168	37.33	69.61	8,001,599	0.00	0.00	1.10	13.16	14.41
MFS VIT Research Series Initial Class	137,819	63.61	498.27	10,503,553	0.51	0.00	0.75	21.51	22.42
MFS VIT Total Return Series Initial Class	18,479	25.29	388.56	4,552,864	2.01	0.25	0.75	9.62	10.17
MFS VIT Utilities Series Initial Class	110,190		64.88	7,149,523	3.46		0.75		-2.84
MFS VIT II Core Equity Portfolio Initial Class	386,414	26.06	59.02	14,612,625	0.54	0.10	0.75	22.22	23.02
Morgan Stanley VIF Growth Portfolio Class I	117,237	53.49	68.44	6,135,226	0.00	0.10	0.75	47.56	48.52
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	245,045	25.72	56.07	7,564,253	0.00	0.00	0.70	17.32	18.15
Neuberger Berman AMT Short Duration Bond Portfolio Class I	2,937		14.04	41,245	4.70		0.10		5.80
Neuberger Berman AMT Sustainable Equity Portfolio Class I	24,123	16.35	57.93	554,824	0.34	0.00	0.50	26.27	26.90
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	95,951	10.46	22.03	936,672	16.07	0.00	1.10	-8.86	-7.85
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	46,634	10.00	16.25	489,354	2.19	0.00	0.70	4.53	5.26
PIMCO Real Return Portfolio Administrative Class	455,253	17.44	24.65	6,732,434	2.96	0.00	0.75	2.90	3.67
PIMCO Short-Term Portfolio Administrative Class	342,406	11.44	13.62	4,253,818	4.18	0.00	1.10	4.75	5.91
PIMCO Total Return Portfolio Administrative Class	876,631	13.89	17.04	12,484,572	3.41	0.00	1.10	4.78	5.93
Pioneer Fund VCT Portfolio Class I	48,212	43.13	49.47	2,044,450	0.86	0.10	0.70	28.03	28.80
Pioneer Mid Cap Value VCT Portfolio Class I	41,647	27.13	43.13	1,173,478	1.83	0.00	0.50	11.90	12.46
Pioneer Select Mid Cap Growth VCT Portfolio Class I	79,725	38.00	40.45	3,186,266	0.00	0.10	0.50	18.18	18.65
Putnam VT Diversified Income Fund Class IB	241,364	19.76	21.26	4,521,734	5.75	0.00	0.75	4.04	4.82
Putnam VT International Value Fund Class IB	310,827	11.92	13.93	4,213,433	1.69	0.10	1.10	17.39	18.56
Putnam VT Large Cap Growth Fund Class IB	9,582	9.63	9.80	93,541	0.00	0.25	0.50	43.76	44.12
Putnam VT Large Cap Value Fund Class IB	575,804	35.79	38.09	17,432,817	1.97	0.10	0.50	15.09	15.55
Putnam VT Small Cap Value Fund Class IB	4,357	32.91	52.74	150,940	0.15	0.00	0.35	23.32	23.75
Putnam VT Sustainable Leaders Fund Class IB	2,048		54.24	111,075	0.51		0.25		25.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,358	21.86	23.05	181,264	0.98	0.20	0.70	13.15	13.71
SAST SA AB Growth Portfolio Class 1	173,143	52.64	53.11	9,117,898	0.00	0.10	0.25	34.69	34.89
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	5,919	31.68	31.96	188,118	3.33	0.10	0.25	7.79	7.95
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	4,674	58.08	58.60	271,823	2.08	0.10	0.25	13.73	13.90
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	39,981	68.64	69.26	2,751,212	2.40	0.10	0.25	7.11	7.27
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	8,978	57.51	58.03	517,347	1.72	0.10	0.25	8.10	8.27
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,265	18.11	18.27	131,569	0.00	0.10	0.25	12.22	12.39
SAST SA Janus Focused Growth Portfolio Class 1	19,314		55.85	1,078,618	0.00		0.10		39.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	209,774	18.74	35.51	4,742,111	1.51	0.00	0.70	14.63	15.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	10,274	29.42	29.68	302,838	3.92	0.10	0.25	10.02	10.18
SAST SA JPMorgan Equity-Income Portfolio Class 1	91,913	35.91	36.23	3,213,399	2.42	0.10	0.25	4.42	4.58
SAST SA JPMorgan Global Equities Portfolio Class 1	13,420	26.99	27.23	362,880	1.49	0.10	0.25	23.53	23.71
SAST SA JPMorgan Large Cap Core Portfolio Class 1	9,907	44.31	44.70	439,750	0.76	0.10	0.25	27.16	27.35
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,841	25.36	25.58	72,359	2.95	0.10	0.25	6.28	6.44
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	366,346	8.45	8.54	8,549,125	0.00	0.00	0.45	22.78	23.33
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	110,011	11.96	12.07	1,325,035	1.19	0.10	0.25	4.37	4.53
SAST SA MFS Blue Chip Growth Portfolio Class 1	2,546	29.29	29.56	75,136	0.52	0.10	0.25	40.73	40.94
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	14,855	42.84	43.22	636,680	0.87	0.10	0.25	18.76	18.93
SAST SA MFS Total Return Portfolio Class 1	20,861	38.33	38.67	802,628	1.90	0.10	0.25	10.04	10.20
SAST SA Morgan Stanley International Equities Portfolio Class 1	23,647	15.96	16.10	378,154	1.56	0.10	0.25	16.27	16.45
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,743	16.71	16.85	157,250	0.00	0.10	0.25	4.02	4.17
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,118	33.54	33.84	306,407	6.51	0.10	0.25	15.88	16.05
SAST SA Putnam International Growth and Income Portfolio Class 1	24,274	21.16	21.35	514,955	2.58	0.10	0.25	19.18	19.36
SAST SA Wellington Capital Appreciation Portfolio Class 1	67,009	92.70	93.53	5,531,983	0.00	0.10	0.25	39.35	39.56
SAST SA Wellington Capital Appreciation Portfolio Class 3	43,025	36.45	38.43	1,064,673	0.00	0.20	0.70	38.33	39.02
SAST SA Wellington Government and Quality Bond Portfolio Class 1	13,954	19.01	19.18	265,815	2.20	0.10	0.25	4.81	4.97
SAST SA Wellington Government and Quality Bond Portfolio Class 3	59,105	10.07	10.62	597,231	1.91	0.20	0.70	4.05	4.57
VALIC Company I Core Bond Fund	39,734	11.58	12.21	455,545	2.15	0.20	0.70	5.77	6.30

51

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Dynamic Allocation Fund	623,188	16.12	17.00	9,095,538	1.62	0.20	0.70	12.53	13.09
VALIC Company I Emerging Economies Fund	47,416	10.94	11.54	519,107	5.75	0.20	0.70	11.33	11.89
VALIC Company I International Equities Index Fund	338,794	20.30	24.78	4,735,953	2.49	0.00	0.75	16.38	17.25
VALIC Company I International Value Fund	19,246	11.37	12.81	218,881	3.69	0.25	0.70	13.59	14.10
VALIC Company I Mid Cap Index Fund	501,904	32.96	61.02	17,903,847	1.13	0.00	1.10	14.68	15.94
VALIC Company I Mid Cap Value Fund	14,571	23.40	24.68	277,198	0.70	0.20	0.70	16.16	16.74
VALIC Company I Nasdaq-100 Index Fund	161,001	123.76	138.29	12,349,293	0.28	0.00	0.75	53.34	54.49
VALIC Company I Science & Technology Fund	116,498	31.08	115.01	6,625,232	0.00	0.00	0.70	54.71	55.79
VALIC Company I Small Cap Index Fund	325,778	21.51	46.12	9,097,938	1.25	0.00	0.70	15.55	16.35
VALIC Company I Stock Index Fund	703,776	53.49	65.43	28,152,592	1.24	0.00	0.75	24.86	25.80
VALIC Company I U.S. Socially Responsible Fund	8,866	30.90	33.12	220,245	1.18	0.00	0.70	20.85	21.70
VanEck VIP Emerging Markets Fund Initial Class	4,097		30.92	126,680	3.80		0.50		9.23
VanEck VIP Global Resources Fund Initial Class	7,604		34.83	264,839	2.79		0.50		-4.06
Vanguard VIF High Yield Bond Portfolio	254,976	19.68	30.69	5,705,616	4.78	0.00	1.10	10.45	11.67
Vanguard VIF Real Estate Index Portfolio	538,660	21.45	38.51	13,152,940	2.32	0.00	1.10	10.48	11.70

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	9,103		19.52	177,672	3.24		0.50		-19.39
AB VPS Large Cap Growth Portfolio Class A	502,708	35.31	57.78	29,364,827	0.00	0.10	0.50	-28.86	-28.58
AB VPS Relative Value Portfolio Class A	18,596		95.20	1,770,325	1.35		0.50		-4.67
AB VPS Small Cap Growth Portfolio Class A	10,800		49.11	530,335	0.00		0.50		-39.40
AB VPS Sustainable Global Thematic Portfolio Class A	44,985	16.72	39.74	1,322,741	0.00	0.10	0.50	-27.35	-27.06
Alger Capital Appreciation Portfolio Class I-2	311,250	31.86	58.33	9,330,065	0.00	0.00	1.10	-37.22	-36.52
Alger Mid Cap Growth Portfolio Class I-2	139,141	21.31	43.22	3,038,541	0.00	0.00	0.50	-36.39	-36.07
American Funds IS American High-Income Trust Class 2	105,538	13.09	13.53	1,279,218	7.43	0.20	0.70	-9.90	-9.45
American Funds IS Asset Allocation Fund Class 2	624,816	18.10	18.99	8,990,545	1.80	0.20	0.70	-14.01	-13.58
American Funds IS Global Growth Fund Class 2	169,450	22.07	23.16	2,790,886	0.63	0.20	0.70	-25.26	-24.89
American Funds IS Growth Fund Class 2	326,979	29.70	31.16	6,532,713	0.30	0.20	0.70	-30.43	-30.08
American Funds IS Growth-Income Fund Class 2	390,488	24.23	25.42	6,837,886	1.22	0.20	0.70	-17.07	-16.66
American Funds IS International Fund Class 2	177,889	12.62	13.19	1,899,628	1.69	0.20	0.70	-21.34	-20.94
BNY Mellon IP MidCap Stock Portfolio Initial Shares	143,420	28.09	36.30	3,930,665	0.69	0.10	0.70	-14.68	-14.16
BNY Mellon Stock Index Fund, Inc. Initial Shares	101,035	36.04	83.50	5,507,377	1.28	0.10	0.50	-18.72	-18.40
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	271,452	27.12	31.42	7,183,711	-3.51	0.10	0.75	-17.24	-16.70
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	4,878		98.50	480,482	0.00		0.75		-32.66
EQ/Common Stock Index Portfolio Class IA	14,504		132.46	1,921,262	0.71		0.75		-20.07
EQ/Core Plus Bond Portfolio Class IA	45		321.38	14,517	2.24		0.75		-13.58
EQ/International Equity Index Portfolio Class IA	307		439.94	134,854	2.20		0.75		-12.56
EQ/Moderate Allocation Portfolio Class IA	723		520.51	376,272	1.12		0.75		-16.10
EQ/Money Market Portfolio Class IA	68		178.98	12,248	0.94		0.75		0.34
Fidelity VIP Asset Manager Growth Portfolio Initial Class	12,136		479.37	5,817,740	1.70		0.75		-17.50
Fidelity VIP Asset Manager Portfolio Initial Class	34,359	24.42	581.00	10,845,351	1.95	0.10	0.75	-15.57	-15.02
Fidelity VIP Asset Manager Portfolio Service Class 2	200,034	24.38	26.75	3,687,751	1.79	0.00	0.75	-15.78	-15.15
Fidelity VIP Contrafund Portfolio Initial Class	361,439	49.27	123.46	42,108,257	0.46	0.10	0.75	-26.86	-26.39
Fidelity VIP Contrafund Portfolio Service Class 2	1,254,816	26.77	49.60	35,458,051	0.24	0.00	1.10	-27.29	-26.49
Fidelity VIP Equity-Income Portfolio Initial Class	255,457		126.15	32,226,860	1.82		0.75		-5.67
Fidelity VIP Equity-Income Portfolio Service Class 2	765,987	23.31	43.49	19,124,245	1.65	0.00	1.10	-6.28	-5.24
Fidelity VIP Freedom 2020 Portfolio Service Class 2	12,228	18.72	27.93	233,558	1.73	0.00	0.45	-16.34	-15.97
Fidelity VIP Freedom 2025 Portfolio Service Class 2	36,375	20.07	30.49	741,849	1.74	0.00	0.45	-17.01	-16.64
Fidelity VIP Freedom 2030 Portfolio Service Class 2	137,491	18.73	32.68	2,940,151	1.62	0.00	1.10	-17.99	-17.09
Fidelity VIP Government Money Market Portfolio Initial Class	1,151,207	10.07	10.14	13,695,581	2.01	0.00	1.10	0.74	1.23
Fidelity VIP Government Money Market Portfolio Service Class 2	157,339	9.84	10.36	1,622,196	1.77	0.25	0.70	0.56	1.01
Fidelity VIP Growth Portfolio Initial Class	482,060	37.91	167.32	72,156,994	0.58	0.10	0.75	-25.02	-24.53
Fidelity VIP Growth Portfolio Service Class 2	730,782	31.32	62.16	26,453,003	0.33	0.00	0.70	-25.17	-24.64
Fidelity VIP High Income Portfolio Initial Class	19,317	25.34	323.06	1,735,324	4.84	0.10	0.75	-12.04	-11.46
Fidelity VIP Index 500 Portfolio Initial Class	348,525		116.43	40,578,068	1.38		0.75		-18.82
Fidelity VIP Investment Grade Bond Portfolio Initial Class	20,295	20.42	339.78	2,372,446	2.11	0.10	0.75	-13.61	-13.05
Fidelity VIP Mid Cap Portfolio Service Class 2	486,453	24.54	45.25	11,519,093	0.25	0.00	1.10	-15.90	-14.97
Fidelity VIP Overseas Portfolio Initial Class	22,574	31.34	437.15	6,074,911	0.93	0.50	0.75	-25.05	-24.86
FTVIP Franklin Mutual Shares VIP Fund Class 2	344,817	17.19	29.12	6,188,185	1.79	0.00	1.10	-8.44	-7.43
FTVIP Franklin Small Cap Value VIP Fund Class 2	318,474	24.80	44.11	7,861,992	0.99	0.00	1.10	-11.05	-10.06
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	680	27.50	28.52	19,326	0.00	0.25	0.50	-34.02	-33.86
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	225,652	12.22	13.97	2,657,889	2.36	0.10	0.70	-10.38	-9.84
FTVIP Templeton Foreign VIP Fund Class 2	306,634	11.26	18.14	3,324,304	2.80	0.10	0.75	-8.29	-7.70
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	106,347	33.92	35.95	3,754,625	0.00	0.10	0.50	-32.85	-32.58

52

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. American Franchise Fund Series I	21,146	27.18	27.97	584,673	0.00	0.10	0.50	-31.46	-31.18
Invesco V.I. Conservative Balanced Fund Series I	99,201	19.96	21.77	1,434,026	1.26	0.00	0.75	-17.48	-16.85
Invesco V.I. Core Equity Fund Series I	324,888	23.39	24.80	7,913,272	0.86	0.10	0.50	-20.94	-20.63
Invesco V.I. EQV International Equity Fund Series 1	479,666	13.55	25.36	7,390,954	1.54	0.00	1.10	-19.20	-18.31
Invesco V.I. Global Fund Series I	356,891	20.59	37.88	7,794,534	0.00	0.00	1.10	-32.51	-31.76
Invesco V.I. Global Real Estate Fund Series I	50,792	10.98	21.71	636,895	2.82	0.00	0.70	-25.46	-24.93
Invesco V.I. Global Strategic Income Fund Series I	31		10.56	326	0.00		0.25		-11.68
Invesco V.I. Government Securities Fund Series I	763	10.79	11.11	8,242	2.00	0.25	0.50	-10.74	-10.52
Invesco V.I. Growth and Income Fund Series I	426,195	38.50	40.34	10,827,720	1.58	0.00	0.75	-6.45	-5.75
Invesco V.I. High Yield Fund Series I	63,749	14.23	14.91	916,604	4.68	0.10	0.50	-10.01	-9.65
Invesco V.I. Main Street Fund Series I	21,825		32.70	713,635	1.40		0.10		-20.21
Janus Henderson Enterprise Portfolio Service Shares	218,571	28.31	65.72	7,417,232	0.08	0.00	0.70	-16.73	-16.15
Janus Henderson Forty Portfolio Service Shares	54,172	27.90	54.63	1,386,984	0.05	0.00	0.70	-34.19	-33.73
Janus Henderson Global Research Portfolio Service Shares	149,107	16.34	22.40	3,264,433	0.84	0.10	0.70	-20.17	-19.69
Janus Henderson Overseas Portfolio Service Shares	613,640	10.18	11.95	7,031,736	0.00	0.00	1.10	-9.83	-8.84
LVIP American Century Capital Appreciation Fund Standard Class II	7,691		38.22	293,931	0.00		0.10		-28.18
LVIP American Century Disciplined Core Value Fund Standard Class II	4,861		32.43	157,626	1.68		0.10		-12.82
LVIP American Century Value Fund Standard Class II	544,184	43.06	43.62	16,532,284	2.02	0.00	0.75	-0.21	0.54
LVIP JPMorgan Core Bond Fund Standard Class	332,110	10.38	14.63	3,419,989	0.00	0.00	0.70	-13.18	-12.58
LVIP JPMorgan Mid Cap Value Fund Standard Class	9,044	47.77	50.46	442,065	0.00	0.10	0.50	-8.62	-8.25
LVIP JPMorgan Small Cap Core Fund Standard Class	115,521	29.91	43.40	3,344,635	0.00	0.10	0.75	-19.95	-19.43
LVIP JPMorgan U.S. Equity Fund Standard Class	7,064		56.54	399,416	0.00		0.10		-18.78
MFS VIT Growth Series Initial Class	350,145	39.64	51.63	27,113,408	0.00	0.10	0.75	-32.15	-31.70
MFS VIT Investors Trust Series Initial Class	8,431		374.14	3,154,524	0.00		0.75		-17.11
MFS VIT New Discovery Series Initial Class	230,098	32.99	60.84	6,934,898	0.00	0.00	1.10	-30.53	-29.76
MFS VIT Research Series Initial Class	146,183	51.96	410.08	9,136,996	0.46	0.00	0.75	-17.83	-17.21
MFS VIT Total Return Series Initial Class	20,654	22.96	354.46	4,487,081	1.64	0.25	0.75	-10.26	-9.81
MFS VIT Utilities Series Initial Class	11,942		667.79	7,974,565	2.36		0.75	0	0
MFS VIT II Core Equity Portfolio Initial Class	405,039	21.18	48.29	12,552,003	0.30	0.10	0.75	-17.89	-17.35
Morgan Stanley VIF Growth Portfolio Class I	95,866	36.01	46.38	3,363,578	0.00	0.10	0.75	-60.37	-60.11
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	252,636	21.92	47.46	6,646,906	0.00	0.00	0.70	-29.23	-28.73
Neuberger Berman AMT Short Duration Bond Portfolio Class I	3,270		13.27	43,407	3.78		0.10		-5.28
Neuberger Berman AMT Sustainable Equity Portfolio Class I	24,761	12.95	45.65	444,659	0.42	0.00	0.50	-18.86	-18.45
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	100,952	11.47	23.91	1,052,821	23.10	0.00	1.10	7.43	8.61
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	48,477	9.57	15.44	487,098	1.42	0.00	0.70	-11.62	-11
PIMCO Real Return Portfolio Administrative Class	491,982	16.83	20.58	6,961,976	6.97	0.00	0.75	-12.56	-11.9
PIMCO Short-Term Portfolio Administrative Class	435,034	10.92	12.86	5,184,483	1.66	0.00	1.10	-1.24	-0.15
PIMCO Total Return Portfolio Administrative Class	943,886	13.26	16.08	12,871,503	2.44	0.00	1.10	-15.24	-14.3
Pioneer Fund VCT Portfolio Class I	49,838	33.49	38.64	1,638,726	0.49	0.10	0.70	-20.06	-19.58
Pioneer Mid Cap Value VCT Portfolio Class I	38,551	24.24	38.35	965,818	1.95	0.00	0.50	-6.11	-5.64
Pioneer Select Mid Cap Growth VCT Portfolio Class I	84,389	32.16	34.09	2,838,193	0.00	0.10	0.50	-31.4	-31.13
Putnam VT Diversified Income Fund Class IB	237,959	18.85	20.43	4,301,269	6.47	0.00	0.75	-3.07	-2.35
Putnam VT International Value Fund Class IB	301,692	10.16	11.75	3,442,017	2.05	0.10	1.10	-7.83	-6.9
Putnam VT Large Cap Growth Fund Class IB	13,525	6.70	6.80	91,507	0.00	0.25	0.50	-30.85	-30.68
Putnam VT Large Cap Value Fund Class IB	600,905	31.10	32.97	15,715,274	1.44	0.10	0.50	-3.61	-3.23
Putnam VT Small Cap Value Fund Class IB	6,901	26.11	42.62	191,387	0.16	0.00	0.50	-13.41	-12.98
Putnam VT Sustainable Leaders Fund Class IB	2,048	41.82	43.12	87,697	0.49	0.25	0.50	-23.29	-23.1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,104	19.32	20.27	155,427	0.50	0.20	0.70	-9.64	-9.19
SAST SA AB Growth Portfolio Class 1	183,634	39.08	39.37	7,176,189	0.00	0.10	0.25	-28.78	-28.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	7,137	29.39	29.61	210,262	3.65	0.10	0.25	-14.49	-14.36
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	5,200	51.07	51.45	265,871	0.63	0.10	0.25	-27.13	-27.02
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	41,072	64.09	64.56	2,637,387	1.69	0.10	0.25	-1.59	-1.44
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	9,191	53.20	53.60	489,709	1.63	0.10	0.25	-7.93	-7.8
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,420	16.14	16.26	119,737	0.00	0.10	0.25	-35.53	-35.43
SAST SA Janus Focused Growth Portfolio Class 1	19,540		40.12	783,948	0.00		0.10		-33.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	236,228	16.35	30.76	4,681,073	1.10	0.00	0.70	-16.55	-15.96
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,016	26.74	26.94	295,002	2.65	0.10	0.25	-25.64	-25.52
SAST SA JPMorgan Equity-Income Portfolio Class 1	95,924	34.39	34.64	3,211,424	1.83	0.10	0.25	-2.08	-1.94
SAST SA JPMorgan Global Equities Portfolio Class 1	14,302	21.85	22.01	312,939	1.63	0.10	0.25	-16.03	-15.90
SAST SA JPMorgan Large Cap Core Portfolio Class 1	10,564	34.84	35.10	368,610	0.88	0.10	0.25	-20.39	-20.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,898	23.86	24.04	69,406	3.03	0.10	0.25	-13.35	-13.22
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	380,981	6.88	6.92	7,241,284	0.00	0.00	0.50	-27.43	-27.07
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	110,280	11.46	11.55	1,271,272	0.00	0.10	0.25	-1.78	-1.63
SAST SA MFS Blue Chip Growth Portfolio Class 1	2,876	20.82	20.97	60,237	0.00	0.10	0.25	-29.99	-29.88
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	15,680	36.07	36.34	565,823	1.11	0.10	0.25	-16.54	-16.41
SAST SA MFS Total Return Portfolio Class 1	22,437	34.84	35.09	783,827	1.50	0.10	0.25	-9.92	-9.78
SAST SA Morgan Stanley International Equities Portfolio Class 1	24,633	13.72	13.83	338,669	2.56	0.10	0.25	-14.2	-14.07
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,604	16.06	16.18	148,801	0.00	0.10	0.25	-19.14	-19.01

53

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,410	28.95	29.16	272,846	5.58	0.10	0.25	-10.05	-9.91
SAST SA Putnam International Growth and Income Portfolio Class 1	25,590	17.76	17.89	455,336	1.63	0.10	0.25	-6.93	-6.79
SAST SA Wellington Capital Appreciation Portfolio Class 1	70,568	66.52	67.02	4,188,294	0.00	0.10	0.25	-36.5	-36.4
SAST SA Wellington Capital Appreciation Portfolio Class 3	45,003	26.35	27.64	797,298	0.00	0.20	0.70	-36.92	-36.6
SAST SA Wellington Government and Quality Bond Portfolio Class 1	14,035	18.14	18.27	254,990	1.25	0.10	0.25	-13.63	-13.5
SAST SA Wellington Government and Quality Bond Portfolio Class 3	60,561	9.68	10.15	585,682	0.96	0.20	0.70	-14.27	-13.84
VALIC Company I Core Bond Fund	37,966	10.95	11.49	413,257	1.15	0.20	0.70	-14.85	-14.42
VALIC Company I Dynamic Allocation Fund	574,272	14.33	15.03	7,412,559	3.17	0.20	0.70	-16.80	-16.38
VALIC Company I Emerging Economies Fund	48,898	9.83	10.31	478,702	3.23	0.20	0.70	-25.87	-25.50
VALIC Company I International Equities Index Fund	350,742	17.44	21.13	4,179,505	0.12	0.00	0.75	-15.16	-14.52
VALIC Company I International Value Fund	19,276	9.96	11.28	192,143	1.64	0.25	0.70	-11.56	-11.16
VALIC Company I Mid Cap Index Fund	503,843	28.74	52.63	15,504,083	1.26	0.00	1.10	-14.30	-13.35
VALIC Company I Mid Cap Value Fund	13,105	20.15	21.14	213,136	0.32	0.20	0.70	-9.12	-8.66
VALIC Company I Nasdaq-100 Index Fund	171,046	80.71	89.51	8,510,120	0.23	0.00	0.75	-33.31	-32.81
VALIC Company I Science & Technology Fund	123,742	60.48	73.82	4,575,303	0.00	0.00	0.75	-39.45	-39.00
VALIC Company I Small Cap Index Fund	351,834	39.63	42.82	8,625,061	0.75	0.00	0.75	-21.26	-20.66
VALIC Company I Stock Index Fund	725,928	41.35	52.01	23,208,971	1.19	0.00	0.75	-18.94	-18.33
VALIC Company I U.S. Socially Responsible Fund	8,296	25.57	26.82	170,170	0.64	0.20	0.70	-17.70	-17.28
VanEck VIP Emerging Markets Fund Initial Class	4,639		28.31	131,322	0.25		0.50		-24.75
VanEck VIP Global Resources Fund Initial Class	7,870		36.31	285,719	1.86		0.50		7.85
Vanguard VIF High Yield Bond Portfolio	275,240	17.82	27.48	5,505,556	4.74	0.00	1.10	-10.35	-9.36
Vanguard VIF Real Estate Index Portfolio	544,691	19.42	34.48	11,891,488	1.82	0.00	1.10	-27.10	-26.30

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	9,297		24.21	225,112	0.49		0.50		13.16
AB VPS Large Cap Growth Portfolio Class A	504,202	49.44	81.23	41,375,489	0.00	0.10	0.50	28.33	28.84
AB VPS Relative Value Portfolio Class A	19,151		99.86	1,912,380	0.85		0.50		27.52
AB VPS Small Cap Growth Portfolio Class A	10,824		81.03	877,094	0.00		0.50		8.91
AB VPS Sustainable Global Thematic Portfolio Class A	48,510	22.92	54.70	1,979,292	0.00	0.10	0.50	22.26	22.75
Alger Capital Appreciation Portfolio Class I-2	317,031	50.75	91.90	15,262,542	0.00	0.00	1.10	17.82	19.13
Alger Mid Cap Growth Portfolio Class I-2	145,839	67.13	67.60	5,017,400	0.00	0.00	0.75	3.43	4.20
American Funds IS American High-Income Trust Class 2	111,292	14.53	14.95	1,488,284	4.68	0.20	0.70	7.66	8.20
American Funds IS Asset Allocation Fund Class 2	644,305	21.05	21.97	10,701,146	1.77	0.20	0.70	14.30	14.87
American Funds IS Global Growth Fund Class 2	158,913	29.53	30.83	3,474,984	0.35	0.20	0.70	15.61	16.19
American Funds IS Growth Fund Class 2	322,442	42.68	44.56	9,283,983	0.23	0.20	0.70	21.14	21.75
American Funds IS Growth-Income Fund Class 2	392,333	29.22	30.50	8,229,400	1.17	0.20	0.70	23.23	23.85
American Funds IS International Fund Class 2	166,122	16.04	16.68	2,243,005	2.57	0.20	0.70	-2.18	-1.69
BNY Mellon IP MidCap Stock Portfolio Initial Shares	155,754	32.73	42.54	4,929,436	0.64	0.10	0.70	25.00	25.76
BNY Mellon Stock Index Fund, Inc. Initial Shares	104,950	44.17	102.73	7,064,565	1.13	0.10	0.50	27.77	28.28
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	285,336	32.56	37.97	8,974,709	0.12	0.10	0.75	15.59	16.34
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	5,507		146.27	805,447	0.00		0.75		19.60
EQ/Common Stock Index Portfolio Class IA	16,047		165.72	2,659,345	0.62		0.75		24.00
EQ/Core Plus Bond Portfolio Class IA	50		371.90	18,739	1.30		0.75		-2.42
EQ/International Equity Index Portfolio Class IA	337		503.16	169,636	2.58		0.75		10.12
EQ/Moderate Allocation Portfolio Class IA	837		620.37	519,286	2.49		0.75		7.61
EQ/Money Market Portfolio Class IA	102		178.36	18,185	0.00		0.75		-0.56
Fidelity VIP Asset Manager Growth Portfolio Initial Class	12,949		581.04	7,523,870	1.40		0.75		13.11
Fidelity VIP Asset Manager Portfolio Initial Class	37,278	28.74	688.15	13,753,542	1.70	0.10	0.75	9.10	9.81
Fidelity VIP Asset Manager Portfolio Service Class 2	210,498	28.95	31.53	4,556,682	1.39	0.00	0.75	8.86	9.68
Fidelity VIP Contrafund Portfolio Initial Class	381,703	66.93	168.81	60,822,109	0.06	0.10	0.75	26.88	27.71
Fidelity VIP Contrafund Portfolio Service Class 2	1,305,230	36.82	67.47	50,581,355	0.03	0.00	1.10	26.12	27.51
Fidelity VIP Equity-Income Portfolio Initial Class	269,140		133.73	35,992,521	1.93		0.75		23.96
Fidelity VIP Equity-Income Portfolio Service Class 2	848,811	24.87	45.89	22,342,913	1.73	0.00	1.10	23.24	24.60
Fidelity VIP Freedom 2020 Portfolio Service Class 2	17,963	22.38	33.24	407,680	0.85	0.00	0.45	8.77	9.26
Fidelity VIP Freedom 2025 Portfolio Service Class 2	35,751	24.18	36.58	874,933	0.91	0.00	0.45	10.05	10.55
Fidelity VIP Freedom 2030 Portfolio Service Class 2	146,780	22.84	39.42	3,703,943	0.89	0.00	1.10	10.84	12.07
Fidelity VIP Government Money Market Portfolio Initial Class	180,001	11.81	167.85	3,915,883	0.01	0.10	0.75	-0.74	-0.09
Fidelity VIP Government Money Market Portfolio Service Class 2	69,064	9.78	10.21	705,825	0.02	0.20	0.70	-0.69	-0.19
Fidelity VIP Growth Portfolio Initial Class	508,683	50.23	223.15	101,755,599	0.00	0.10	0.75	22.29	23.09
Fidelity VIP Growth Portfolio Service Class 2	762,029	59.39	82.49	36,521,246	0.00	0.00	0.75	21.98	22.90
Fidelity VIP High Income Portfolio Initial Class	19,745	28.62	367.26	2,117,153	5.40	0.10	0.75	3.63	4.31
Fidelity VIP Index 500 Portfolio Initial Class	367,292		143.42	52,678,748	1.26		0.75		27.62
Fidelity VIP Investment Grade Bond Portfolio Initial Class	22,024	23.48	393.30	2,988,984	2.00	0.10	0.75	-1.35	-0.71
Fidelity VIP Mid Cap Portfolio Service Class 2	503,167	29.17	53.22	14,207,031	0.37	0.00	1.10	23.94	25.31

54

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Fidelity VIP Overseas Portfolio Initial Class	23,873	41.71	583.24	8,719,060	0.52	0.50	0.75	18.80	19.10
FTVIP Franklin Mutual Shares VIP Fund Class 2	360,868	18.77	31.46	7,030,159	3.03	0.00	1.10	17.86	19.17
FTVIP Franklin Small Cap Value VIP Fund Class 2	337,903	27.88	49.05	9,439,652	1.04	0.00	1.10	24.00	25.37
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	956	41.68	43.13	40,566	0.00	0.25	0.50	9.46	9.74
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	155,868	13.55	15.96	2,049,517	2.62	0.10	0.75	-2.56	-1.92
FTVIP Templeton Foreign VIP Fund Class 2	341,923	12.20	19.78	4,030,519	1.87	0.10	0.75	3.38	4.05
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	116,124	50.51	53.33	6,088,036	0.00	0.10	0.50	21.32	21.80
Invesco V.I. American Franchise Fund Series I	21,731	39.66	40.64	874,894	0.00	0.10	0.50	11.37	11.81
Invesco V.I. Conservative Balanced Fund Series I	81,298	24.19	26.18	1,428,807	0.00	0.00	0.75	9.81	10.63
Invesco V.I. Core Equity Fund Series I	344,276	29.59	31.24	10,493,878	0.00	0.10	0.50	27.10	27.61
Invesco V.I. EQV International Equity Fund Series 1	485,451	16.78	31.05	9,220,529	1.29	0.00	1.10	4.73	5.89
Invesco V.I. Global Fund Series I	347,509	30.52	55.52	11,328,958	0.00	0.00	1.10	14.23	15.49
Invesco V.I. Global Real Estate Fund Series I	48,116	14.72	28.92	812,207	0.00	0.00	0.70	24.83	25.71
Invesco V.I. Global Strategic Income Fund Series I	37		11.69	432	0.00		0.50		-3.89
Invesco V.I. Government Securities Fund Series I	791	12.09	12.41	9,562	2.40	0.25	0.50	-2.75	-2.51
Invesco V.I. Growth and Income Fund Series I	459,197	41.16	42.80	12,416,948	1.71	0.00	0.75	27.55	28.51
Invesco V.I. High Yield Fund Series I	61,065	15.81	16.50	973,850	4.61	0.10	0.50	3.86	4.28
Invesco V.I. Main Street Fund Series I	22,515		40.98	922,702	0.72		0.10		27.44
Janus Henderson Enterprise Portfolio Service Shares	243,118	34.00	78.38	9,784,945	0.23	0.00	0.70	15.73	16.54
Janus Henderson Forty Portfolio Service Shares	53,879	42.40	82.44	2,088,956	0.00	0.00	0.70	21.75	22.60
Janus Henderson Global Research Portfolio Service Shares	155,609	20.47	27.89	4,203,154	0.37	0.10	0.70	16.97	17.68
Janus Henderson Overseas Portfolio Service Shares	577,271	11.29	13.11	7,288,523	1.04	0.00	1.10	12.05	13.29
LVIP American Century Capital Appreciation Fund Standard Class II	7,801		53.21	415,078	0.00		0.10		11.04
LVIP American Century Disciplined Core Value Fund Standard Class II	5,493		37.20	204,322	1.12		0.10		23.53
LVIP American Century Value Fund Standard Class II	584,309	42.83	43.71	17,607,355	1.82	0.00	0.75	23.58	24.51
LVIP JPMorgan Core Bond Fund Standard Class	343,790	11.96	16.73	4,056,521	1.94	0.00	0.70	-2.04	-1.35
LVIP JPMorgan Mid Cap Value Fund Standard Class	10,155	52.28	55.00	538,442	0.90	0.10	0.50	29.24	29.75
LVIP JPMorgan Small Cap Core Fund Standard Class	122,057	37.13	54.21	4,393,172	0.54	0.10	0.75	20.48	21.26
LVIP JPMorgan U.S. Equity Fund Standard Class	7,039		69.61	490,008	0.74		0.10		29.21
MFS VIT Growth Series Initial Class	376,527	58.04	76.09	42,533,322	0.00	0.10	0.75	22.61	23.41
MFS VIT Investors Trust Series Initial Class	9,344		451.39	4,217,568	0.62		0.75		25.87
MFS VIT New Discovery Series Initial Class	229,302	47.48	86.62	10,046,264	0.00	0.00	1.10	0.69	1.80
MFS VIT Research Series Initial Class	153,814	62.76	499.05	11,671,973	0.54	0.00	0.75	23.87	24.80
MFS VIT Total Return Series Initial Class	22,596	25.46	394.97	5,400,148	1.80	0.25	0.75	13.26	13.83
MFS VIT Utilities Series Initial Class	12,545		667.76	8,377,416	1.66		0.75		13.24
MFS VIT II Core Equity Portfolio Initial Class	436,617	25.63	58.81	16,387,313	0.43	0.10	0.75	24.38	25.19
Morgan Stanley VIF Growth Portfolio Class I	100,880	90.27	117.03	8,838,032	0.00	0.10	0.75	-0.64	0.00
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	261,753	61.08	66.60	9,798,663	0.00	0.00	0.75	12.15	12.99
Neuberger Berman AMT Short Duration Bond Portfolio Class I	3,383		14.01	47,408	2.64		0.10		0.64
Neuberger Berman AMT Sustainable Equity Portfolio Class I	25,139	15.96	55.98	550,125	0.39	0.00	0.50	22.86	23.48
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	88,218	10.68	22.01	804,925	4.45	0.00	1.10	31.88	33.34
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	48,888	10.82	17.34	555,168	4.96	0.00	0.70	-4.83	-4.16
PIMCO Real Return Portfolio Administrative Class	522,699	19.10	23.54	8,436,564	4.65	0.00	0.75	4.80	5.59
PIMCO Short-Term Portfolio Administrative Class	482,749	11.06	12.88	5,731,436	1.14	0.00	1.10	-1.15	-0.06
PIMCO Total Return Portfolio Administrative Class	904,727	15.64	18.77	14,260,854	1.79	0.00	1.10	-2.35	-1.27
Pioneer Fund VCT Portfolio Class I	76,616	41.64	48.33	3,126,271	0.32	0.10	0.70	27.09	27.85
Pioneer Mid Cap Value VCT Portfolio Class I	42,750	26.91	40.64	1,140,644	0.96	0.00	0.75	28.70	29.67
Pioneer Select Mid Cap Growth VCT Portfolio Class I	87,953	46.88	49.50	4,231,530	0.00	0.10	0.50	7.53	7.96
Putnam VT Diversified Income Fund Class IB	255,644	19.30	21.08	4,787,993	0.66	0.00	0.75	-7.65	-6.95
Putnam VT International Value Fund Class IB	319,635	11.02	12.62	3,929,342	2.03	0.10	1.10	13.68	14.82
Putnam VT Large Cap Growth Fund Class IB	13,532	9.69	9.81	131,598	0.00	0.25	0.50	22.04	22.35
Putnam VT Large Cap Value Fund Class IB	634,776	32.26	34.07	17,103,587	1.24	0.10	0.50	26.67	27.18
Putnam VT Small Cap Value Fund Class IB	7,491	30.15	48.97	236,855	0.79	0.00	0.50	39.20	39.90
Putnam VT Sustainable Leaders Fund Class IB	2,045	54.51	56.07	112,956	0.14	0.25	0.50	22.92	23.22
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,403	21.38	22.32	175,934	1.55	0.20	0.70	26.21	26.84
SAST SA AB Growth Portfolio Class 1	200,658	54.88	55.20	11,005,298	0.00	0.10	0.25	28.48	28.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	7,543	34.37	34.57	259,736	3.31	0.10	0.25	0.35	0.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	9,259	70.08	70.49	649,238	1.63	0.10	0.25	38.88	39.08
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	43,122	65.12	65.50	2,812,476	1.89	0.10	0.25	29.54	29.74
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	11,666	57.79	58.13	674,795	2.38	0.10	0.25	23.79	23.97
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,559	25.03	25.17	189,200	0.00	0.10	0.25	7.06	7.22
SAST SA Janus Focused Growth Portfolio Class 1	20,788		60.43	1,256,215	0.00		0.10		23.19
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	244,722	30.67	36.60	5,778,348	0.73	0.00	0.75	10.98	11.81
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,204	35.96	36.18	403,334	1.79	0.10	0.25	0.94	1.09
SAST SA JPMorgan Equity-Income Portfolio Class 1	104,534	35.12	35.33	3,574,304	1.90	0.10	0.25	25.50	25.69
SAST SA JPMorgan Global Equities Portfolio Class 1	15,808	26.02	26.18	411,783	1.73	0.10	0.25	23.01	23.20
SAST SA JPMorgan Large Cap Core Portfolio Class 1	12,002	43.77	44.03	525,781	0.67	0.10	0.25	27.46	27.65
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,852	27.54	27.70	51,077	2.55	0.10	0.25	-1.17	-1.02

55

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	400,004	9.48	9.49	10,366,881	0.00	0.00	0.50	-5.17	-5.10
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	119,414	11.67	11.74	1,399,859	0.05	0.10	0.25	-0.77	-0.62
SAST SA MFS Blue Chip Growth Portfolio Class 1	3,158	29.73	29.91	94,352	0.21	0.10	0.25	28.66	28.85
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	16,334	43.22	43.47	706,139	0.67	0.10	0.25	26.59	26.78
SAST SA MFS Total Return Portfolio Class 1	23,875	38.67	38.90	925,247	1.53	0.10	0.25	13.75	13.92
SAST SA Morgan Stanley International Equities Portfolio Class 1	26,268	15.99	16.09	420,672	1.27	0.10	0.25	4.08	4.23
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,777	19.86	19.98	187,290	2.53	0.10	0.25	-7.54	-7.41
SAST SA PineBridge High-Yield Bond Portfolio Class 1	9,979	32.18	32.37	321,575	5.02	0.10	0.25	5.76	5.91
SAST SA Putnam International Growth and Income Portfolio Class 1	27,911	19.08	19.19	533,403	2.12	0.10	0.25	14.70	14.87
SAST SA Wellington Capital Appreciation Portfolio Class 1	71,221	104.76	105.38	6,672,269	0.00	0.10	0.25	5.36	5.52
SAST SA Wellington Capital Appreciation Portfolio Class 3	34,753	41.77	43.61	973,758	0.00	0.20	0.70	4.64	5.16
SAST SA Wellington Government and Quality Bond Portfolio Class 1	14,430	21.00	21.12	303,396	1.65	0.10	0.25	-2.11	-1.96
SAST SA Wellington Government and Quality Bond Portfolio Class 3	61,015	11.29	11.78	685,118	0.00	0.20	0.70	-2.79	-2.30
VALIC Company I Core Bond Fund	34,956	12.86	13.42	433,025	0.00	0.20	0.70	-1.45	-0.96
VALIC Company I Dynamic Allocation Fund	568,912	17.22	17.98	8,778,372	1.67	0.20	0.70	9.43	9.97
VALIC Company I Emerging Economies Fund	44,873	13.26	13.84	589,975	1.50	0.20	0.70	0.49	0.99
VALIC Company I International Equities Index Fund	324,922	20.56	24.72	4,563,131	1.16	0.00	0.75	10.20	11.03
VALIC Company I International Value Fund	17,908	11.21	12.75	200,974	1.56	0.25	0.70	6.29	6.77
VALIC Company I Mid Cap Index Fund	529,204	33.54	60.75	18,750,814	1.08	0.00	1.10	22.96	24.32
VALIC Company I Mid Cap Value Fund	14,394	22.17	23.14	254,223	0.51	0.20	0.70	26.78	27.41
VALIC Company I Nasdaq-100 Index Fund	187,539	97.27	133.22	14,036,774	0.28	0.00	0.75	25.98	26.93
VALIC Company I Science & Technology Fund	122,614	76.48	121.02	7,698,602	0.04	0.00	0.75	11.18	12.01
VALIC Company I Small Cap Index Fund	349,870	49.96	54.38	10,914,547	0.83	0.00	0.75	13.58	14.44
VALIC Company I Stock Index Fund	770,168	51.02	63.68	30,143,155	1.46	0.00	0.75	27.39	28.35
VALIC Company I U.S. Socially Responsible Fund	7,378	31.06	32.43	186,815	0.93	0.20	0.70	26.21	26.84
VanEck VIP Emerging Markets Fund Initial Class	4,513		37.62	169,752	0.95		0.50		-12.31
VanEck VIP Global Resources Fund Initial Class	7,030		33.66	236,649	0.45		0.50		18.33
Vanguard VIF High Yield Bond Portfolio	272,250	19.88	30.32	6,051,058	4.04	0.00	1.10	2.54	3.68
Vanguard VIF Real Estate Index Portfolio	576,958	26.64	46.78	17,236,311	1.97	0.00	1.10	38.67	40.21

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Hedged Allocation Portfolio Class A	9,346		21.40	199,980	2.19		0.50		8.87
AB VPS Large Cap Growth Portfolio Class A	507,220	38.37	63.29	32,392,495	0.00	0.10	0.50	34.81	35.35
AB VPS Relative Value Portfolio Class A	19,623		78.31	1,536,730	1.32		0.50		2.21
AB VPS Small Cap Growth Portfolio Class A	11,167		74.40	830,859	0.00		0.50		53.22
AB VPS Sustainable Global Thematic Portfolio Class A	50,507	18.67	44.74	1,663,885	0.59	0.10	0.50	38.72	39.27
Alger Capital Appreciation Portfolio Class I-2	297,914	43.07	77.14	12,356,372	0.00	0.00	1.10	40.20	41.75
Alger Mid Cap Growth Portfolio Class I-2	161,088	64.87	64.91	5,510,915	0.00	0.00	0.75	63.40	64.63
American Funds IS American High-Income Trust Class 2	93,793	13.50	13.81	1,161,636	10.11	0.20	0.70	7.19	7.73
American Funds IS Asset Allocation Fund Class 2	468,644	18.42	19.13	6,942,615	1.83	0.20	0.70	11.67	12.23
American Funds IS Global Growth Fund Class 2	152,109	25.55	26.54	2,864,272	0.38	0.20	0.70	29.56	30.20
American Funds IS Growth Fund Class 2	296,616	35.24	36.60	6,971,840	0.29	0.20	0.70	51.02	51.78
American Funds IS Growth-Income Fund Class 2	374,071	23.71	24.63	6,357,731	1.41	0.20	0.70	12.75	13.32
American Funds IS International Fund Class 2	155,226	16.40	16.97	2,131,305	0.71	0.20	0.70	13.18	13.75
BNY Mellon IP MidCap Stock Portfolio Initial Shares	165,719	26.03	38.84	4,155,515	0.70	0.10	0.75	7.30	8.00
BNY Mellon Stock Index Fund, Inc. Initial Shares	111,020	34.43	80.40	5,807,942	1.42	0.10	0.50	17.42	17.89
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	308,719	27.99	29.68	8,316,650	0.55	0.10	0.75	19.00	19.77
EQ Advisors Multimanager Aggressive Equity Portfolio Class IA	8,125		122.30	993,674	0.00		0.75		37.78
EQ/Common Stock Index Portfolio Class IA	21,024		133.65	2,809,931	1.01		0.75		18.88
EQ/Core Plus Bond Portfolio Class IA	53		381.11	20,383	1.64		0.75		14.01
EQ/International Equity Index Portfolio Class IA	571		456.93	261,132	1.63		0.75		3.06
EQ/Moderate Allocation Portfolio Class IA	957		576.51	551,561	2.03		0.75		10.43
EQ/Money Market Portfolio Class IA	105		179.37	18,831	0.21		0.75		-0.54
Fidelity VIP Asset Manager Growth Portfolio Initial Class	14,061		513.69	7,222,827	1.04		0.75		16.39
Fidelity VIP Asset Manager Portfolio Initial Class	37,082	26.17	630.76	12,040,995	1.42	0.10	0.75	14.01	14.76
Fidelity VIP Asset Manager Portfolio Service Class 2	229,493	26.60	28.75	4,515,366	1.22	0.00	0.75	13.68	14.54
Fidelity VIP Contrafund Portfolio Initial Class	409,646	52.41	133.05	51,476,464	0.24	0.10	0.75	29.59	30.44
Fidelity VIP Contrafund Portfolio Service Class 2	1,327,214	29.20	52.91	40,690,884	0.07	0.00	1.10	28.81	30.23
Fidelity VIP Equity-Income Portfolio Initial Class	289,433		107.88	31,224,792	1.62		0.75		5.90
Fidelity VIP Equity-Income Portfolio Service Class 2	846,780	20.18	36.83	17,930,083	1.47	0.00	1.10	5.28	6.44
Fidelity VIP Freedom 2020 Portfolio Service Class 2	18,324	20.57	30.42	381,192	0.93	0.00	0.45	14.21	14.72
Fidelity VIP Freedom 2025 Portfolio Service Class 2	31,513	21.97	33.09	699,934	0.84	0.00	0.45	15.16	15.68
Fidelity VIP Freedom 2030 Portfolio Service Class 2	146,485	20.61	35.17	3,309,069	0.92	0.00	1.10	15.37	16.64
Fidelity VIP Government Money Market Portfolio Initial Class	171,042	11.82	169.09	3,799,178	0.30	0.10	0.75	-0.43	0.22

56

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Fidelity VIP Government Money Market Portfolio Service Class 2	134,978	9.85	10.23	1,381,631	0.20	0.20	0.70	-0.46	0.04
Fidelity VIP Growth Portfolio Initial Class	553,386	40.81	182.47	90,854,058	0.07	0.10	0.75	42.82	43.75
Fidelity VIP Growth Portfolio Service Class 2	799,737	48.69	67.12	31,349,047	0.04	0.00	0.75	42.48	43.55
Fidelity VIP High Income Portfolio Initial Class	20,131	27.44	354.39	2,128,481	4.70	0.10	0.75	1.98	2.64
Fidelity VIP Index 500 Portfolio Initial Class	385,566		112.39	43,332,718	1.62		0.75		17.36
Fidelity VIP Investment Grade Bond Portfolio Initial Class	23,607	23.65	398.68	3,365,272	2.28	0.10	0.75	8.58	9.28
Fidelity VIP Mid Cap Portfolio Service Class 2	532,984	23.54	42.47	12,117,996	0.36	0.00	1.10	16.58	17.87
Fidelity VIP Overseas Portfolio Initial Class	25,535	35.02	490.93	8,084,538	0.41	0.50	0.75	14.75	15.04
FTVIP Franklin Mutual Shares VIP Fund Class 2	367,970	15.93	26.40	6,083,490	2.42	0.00	1.10	-6.08	-5.04
FTVIP Franklin Small Cap Value VIP Fund Class 2	354,169	22.49	39.12	7,997,455	1.27	0.00	1.10	4.04	5.19
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,353		38.08	51,520	0.00		0.50		54.32
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	204,914	13.82	16.38	2,762,837	3.95	0.10	0.75	3.06	3.73
FTVIP Templeton Foreign VIP Fund Class 2	340,880	11.72	19.13	3,884,754	2.89	0.10	0.75	-1.90	-1.26
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	123,199	41.63	43.24	5,303,755	0.09	0.20	0.50	39.81	40.22
Invesco V.I. American Franchise Fund Series I	22,052	35.61	36.34	795,624	0.07	0.10	0.50	41.64	42.21
Invesco V.I. Conservative Balanced Fund Series I	89,737	22.03	23.66	1,429,125	2.19	0.00	0.75	14.00	14.86
Invesco V.I. Core Equity Fund Series I	364,666	23.28	24.48	8,641,820	1.24	0.10	0.50	13.28	13.74
Invesco V.I. EQV International Equity Fund Series 1	490,361	16.02	29.32	8,910,059	2.11	0.00	1.10	12.75	14.00
Invesco V.I. Global Fund Series I	353,724	26.72	48.07	10,103,855	0.63	0.00	1.10	26.24	27.64
Invesco V.I. Global Real Estate Fund Series I	45,942	11.80	23.00	624,203	4.83	0.00	0.70	-12.93	-12.32
Invesco V.I. Global Strategic Income Fund Series I	39		12.16	479	5.04		0.50		2.89
Invesco V.I. Government Securities Fund Series I	816		12.43	10,139	2.43		0.50		5.74
Invesco V.I. Growth and Income Fund Series I	487,210	32.27	33.31	10,255,446	2.01	0.00	0.75	1.33	2.09
Invesco V.I. High Yield Fund Series I	65,841	15.22	15.67	1,005,249	5.50	0.20	0.50	2.80	3.11
Invesco V.I. Main Street Fund Series I	22,794		32.16	733,001	1.41		0.10		13.83
Janus Henderson Enterprise Portfolio Service Shares	231,136	67.26	68.00	8,518,410	0.00	0.00	0.75	18.29	19.18
Janus Henderson Forty Portfolio Service Shares	53,497	34.82	67.24	1,698,223	0.17	0.00	0.70	38.06	39.03
Janus Henderson Global Research Portfolio Service Shares	168,736	17.50	23.70	3,835,385	0.50	0.10	0.70	18.93	19.64
Janus Henderson Overseas Portfolio Service Shares	642,381	10.08	11.57	7,224,208	1.00	0.00	1.10	14.75	16.02
LVIP American Century Capital Appreciation Fund Standard Class II	8,130		47.92	389,574	0.00		0.10		42.31
LVIP American Century Disciplined Core Value Fund Standard Class II	5,771		30.11	173,791	1.83		0.10		11.70
LVIP American Century Value Fund Standard Class II	611,711	34.40	35.37	14,948,597	1.98	0.00	0.75	0.22	0.98
LVIP JPMorgan Core Bond Fund Standard Class	271,303	12.21	16.96	3,262,989	1.86	0.00	0.70	7.09	7.84
LVIP JPMorgan Mid Cap Value Fund Standard Class	11,850	40.45	42.39	482,175	1.46	0.10	0.50	-0.13	0.27
LVIP JPMorgan Small Cap Core Fund Standard Class	126,120	30.23	45.00	3,748,836	0.79	0.20	0.75	12.84	13.46
LVIP JPMorgan U.S. Equity Fund Standard Class	7,188		53.87	387,243	0.75		0.10		25.14
MFS VIT Growth Series Initial Class	412,757	47.03	59.51	38,044,030	0.00	0.10	0.75	30.87	31.73
MFS VIT Investors Trust Series Initial Class	10,277		358.62	3,685,435	0.59		0.75		13.02
MFS VIT New Discovery Series Initial Class	254,191	47.16	85.08	11,221,056	0.00	0.00	1.10	44.29	45.89
MFS VIT Research Series Initial Class	162,314	43.37	50.29	10,263,625	0.67	0.00	0.75	15.72	16.59
MFS VIT Total Return Series Initial Class	25,370	21.67	348.72	5,106,241	2.13	0.50	0.75	8.99	9.27
MFS VIT Utilities Series Initial Class	13,944		589.69	8,222,528	2.29		0.75		5.11
MFS VIT II Core Equity Portfolio Initial Class	478,673	20.36	47.29	14,510,138	0.67	0.20	0.75	17.82	18.47
Morgan Stanley VIF Growth Portfolio Class I	113,144	90.27	111.19	9,920,974	0.00	0.10	0.75	115.69	117.09
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	270,180	54.47	58.94	9,055,584	0.00	0.00	0.75	38.94	39.98
Neuberger Berman AMT Short Duration Bond Portfolio Class I	3,568		13.92	49,686	2.82		0.10		3.35
Neuberger Berman AMT Sustainable Equity Portfolio Class I	25,920	12.99	45.33	457,181	0.59	0.00	0.50	18.97	19.56
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	88,010	8.10	16.51	583,878	5.51	0.00	1.10	0.24	1.35
PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class	42,381	11.37	18.10	506,300	2.43	0.00	0.70	9.35	10.12
PIMCO Real Return Portfolio Administrative Class	569,630	18.09	22.46	8,849,841	1.48	0.00	0.75	10.88	11.71
PIMCO Short-Term Portfolio Administrative Class	452,081	11.19	12.89	5,434,342	1.23	0.00	1.10	1.12	2.24
PIMCO Total Return Portfolio Administrative Class	892,854	16.02	19.01	14,647,654	2.16	0.00	1.10	7.46	8.65
Pioneer Fund VCT Portfolio Class I	55,909	32.57	38.03	1,773,793	0.74	0.10	0.70	23.41	24.16
Pioneer Mid Cap Value VCT Portfolio Class I	44,058	20.91	31.34	907,496	1.06	0.00	0.75	1.37	2.14
Pioneer Select Mid Cap Growth VCT Portfolio Class I	97,252	43.60	45.85	4,315,429	0.00	0.10	0.50	38.48	39.03
Putnam VT Diversified Income Fund Class IB	273,752	20.74	22.82	5,552,581	7.28	0.00	0.75	-1.64	-0.90
Putnam VT International Value Fund Class IB	323,916	9.69	10.99	3,470,346	2.15	0.10	1.10	2.80	3.84
Putnam VT Large Cap Growth Fund Class IB	41,380		7.94	328,451	0.04		0.50		38.02
Putnam VT Large Cap Value Fund Class IB	676,476	25.47	26.79	14,265,927	1.53	0.10	0.50	5.28	5.70
Putnam VT Small Cap Value Fund Class IB	8,070	21.66	35.01	180,270	0.90	0.00	0.50	3.44	3.96
Putnam VT Sustainable Leaders Fund Class IB	2,077	44.35	45.50	92,797	0.32	0.25	0.50	28.10	28.42
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	10,789	16.94	17.60	143,819	0.00	0.20	0.70	4.71	5.23
SAST SA AB Growth Portfolio Class 1	213,911	42.72	42.90	9,128,125	0.00	0.10	0.25	35.28	35.48
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	6,883	34.25	34.40	235,918	2.97	0.10	0.25	8.75	8.91
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	7,555	50.46	50.68	381,462	1.83	0.10	0.25	-1.35	-1.20
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	46,357	50.27	50.49	2,332,881	1.83	0.10	0.25	-1.52	-1.37
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	11,805	46.68	46.89	551,489	2.19	0.10	0.25	7.24	7.40
SAST SA Invesco Growth Opportunities Portfolio Class 1	7,682	23.38	23.48	179,604	0.00	0.10	0.25	55.44	55.67

57

SEPARATE ACCOUNT VL-R
AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Janus Focused Growth Portfolio Class 1	24,927		49.05	1,222,773	0.07		0.10		38.86
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	225,228	27.64	32.74	4,818,696	2.07	0.00	0.75	13.48	14.34
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,756	35.63	35.79	419,144	1.46	0.10	0.25	16.11	16.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	109,251	27.99	28.11	2,974,267	1.92	0.10	0.25	2.96	3.11
SAST SA JPMorgan Global Equities Portfolio Class 1	16,830	21.15	21.25	356,296	1.22	0.10	0.25	9.49	9.66
SAST SA JPMorgan Large Cap Core Portfolio Class 1	12,339	34.34	34.49	424,042	0.78	0.10	0.25	13.10	13.27
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,880	27.86	27.98	52,427	3.42	0.10	0.25	8.10	8.27
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	120,821	51.66	51.89	4,937,756	0.16	0.10	0.25	48.17	48.39
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	122,238	11.76	11.81	1,442,320	2.35	0.10	0.25	-0.04	0.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	3,389	23.11	23.21	78,598	0.58	0.10	0.25	30.36	30.55
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	18,233	34.14	34.29	622,869	0.64	0.10	0.25	14.05	14.22
SAST SA MFS Total Return Portfolio Class 1	24,273	34.00	34.15	826,502	1.89	0.10	0.25	9.33	9.49
SAST SA Morgan Stanley International Equities Portfolio Class 1	25,729	15.37	15.43	395,720	1.49	0.10	0.25	11.22	11.39
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,479	21.48	21.58	196,046	0.45	0.10	0.25	11.56	11.73
SAST SA PineBridge High-Yield Bond Portfolio Class 1	10,235	30.43	30.56	311,767	5.81	0.10	0.25	7.80	7.96
SAST SA Putnam International Growth and Income Portfolio Class 1	28,163	16.64	16.71	469,063	2.07	0.10	0.25	3.49	3.64
SAST SA Wellington Capital Appreciation Portfolio Class 1	70,945	99.42	99.86	6,272,205	0.00	0.10	0.25	64.12	64.37
SAST SA Wellington Capital Appreciation Portfolio Class 3	33,593	39.92	41.47	927,206	0.00	0.20	0.70	62.97	63.79
SAST SA Wellington Government and Quality Bond Portfolio Class 1	11,468	21.45	21.54	245,993	2.08	0.10	0.25	6.84	7.00
SAST SA Wellington Government and Quality Bond Portfolio Class 3	47,327	11.61	12.06	544,623	2.48	0.20	0.70	6.13	6.66
VALIC Company I Dynamic Allocation Fund	512,661	15.74	16.35	7,202,276	1.89	0.20	0.70	10.31	10.86
VALIC Company I Emerging Economies Fund	34,192	13.19	13.70	445,724	1.60	0.20	0.70	14.67	15.24
VALIC Company I International Equities Index Fund	279,915	18.65	22.26	3,541,441	2.43	0.00	0.75	6.58	7.38
VALIC Company I International Value Fund	16,176	10.50	12.00	170,050	1.77	0.25	0.70	4.21	4.68
VALIC Company I Mid Cap Index Fund	551,970	27.28	48.86	16,131,614	1.27	0.00	1.10	12.06	13.30
VALIC Company I Mid Cap Value Fund	10,102	17.48	18.16	146,944	0.77	0.20	0.70	2.92	3.43
VALIC Company I Nasdaq-100 Index Fund	185,559	69.02	77.21	11,316,911	0.67	0.00	0.75	46.84	47.94
VALIC Company I Science & Technology Fund	131,394	68.79	108.04	7,683,701	0.00	0.00	0.75	55.65	56.82
VALIC Company I Small Cap Index Fund	312,262	43.65	47.87	8,605,861	1.39	0.00	0.75	18.59	19.48
VALIC Company I Stock Index Fund	815,306	40.05	49.62	25,095,341	1.75	0.00	0.75	17.11	17.99
VALIC Company I U.S. Socially Responsible Fund	6,927	24.61	25.57	138,183	1.15	0.20	0.70	15.04	15.62
VanEck VIP Emerging Markets Fund Initial Class	4,674		42.90	200,519	1.83		0.50		16.67
VanEck VIP Global Resources Fund Initial Class	7,350		28.45	209,091	0.88		0.50		18.52
Vanguard VIF High Yield Bond Portfolio	257,078	19.39	29.25	5,596,270	5.41	0.00	1.10	4.52	5.67
Vanguard VIF Real Estate Index Portfolio	586,643	19.21	33.36	12,544,401	2.41	0.00	1.10	-5.89	-4.85
(a)     Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)     These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.
(d)    These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)    These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
(f)    A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

58

American General Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2024 and 2023 and

for each of the three years ended December 31, 2024

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2024.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 24, 2025

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2024	2023
Admitted assets

Cash and investments

Bonds	$117,044	$112,132

Preferred stock	160	80

Common stock	234	266

Cash, cash equivalents and short-term investments	731	900

Mortgage loans	36,078	29,652

Real estate	89	75

Contract loans	1,144	1,157

Derivatives	1,779	1,884

Derivative cash collateral and deferred asset for SSAP 108	1,680	1,985

Other invested assets	6,651	6,556

Total cash and investments	165,590	154,687

Amounts recoverable from reinsurers	263	251

Amounts receivable under reinsurance contracts	658	520

Current federal income tax recoverable	77	337

Deferred tax asset	1,295	1,164

Due and accrued investment income	1,418	1,413

Premiums due, deferred and uncollected	49	62

Receivables from affiliates	262	222

Other assets	2,601	2,323

Separate account assets	74,287	68,792
Total admitted assets	$246,500	$229,771

 See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2024	2023
Liabilities

Policy reserves and contractual liabilities	$112,536	$113,699
Life and annuity reserves

Liabilities for deposit-type contracts	16,792	14,014

Accident and health reserves	675	697

Premiums received in advance	12	10

Policy and contract claims	684	657

Policyholder dividends	18	17

Total policy reserves and contractual liabilities	130,717	129,094

Payable to affiliates	211	224

Interest maintenance reserve	504	1,389

Derivatives	123	953

Payable for securities lending	2,284	—

Repurchase agreements	232	1,623

Collateral for derivatives program	1,245	1,729

Funds held under coinsurance	24,543	12,849

Accrued expenses and other liabilities	2,251	3,598

Net transfers from separate accounts due or accrued	(2,434)	(1,745)

Asset valuation reserve	2,510	2,343

Separate account liabilities	74,280	68,785
Total liabilities	236,466	220,842
Commitments and contingencies (see Note 21)

Capital and surplus

Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6

Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1

Surplus Notes	500	—

Gross paid-in and contributed surplus	5,412	5,410

Special surplus funds	1,630	1,279

Unassigned surplus	2,485	2,233

Total capital and surplus	10,034	8,929

Total liabilities and capital and surplus	$246,500	$229,771

 See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2024	2023	2022
Revenues

Premiums and annuity considerations	$13,839	$23,157	$39,948

Net investment income	7,887	6,574	7,172

Amortization of interest maintenance reserve	42	113	123

Reserve adjustments on reinsurance ceded	(2,191)	(4,276)	(2,112)

Commissions and expense allowances	1,363	679	779

Separate account fees	1,183	902	1,648

Other income	1,132	1,018	741

Total revenues	23,255	28,167	48,299

Benefits and expenses

Death benefits	785	749	811

Annuity benefits	3,815	3,244	2,652

Surrender benefits	17,484	15,931	9,350

Other benefits	1,371	1,077	692

Change in reserves	(1,223)	4,817	4,769

Commissions	1,677	1,519	2,672

General insurance expenses	983	946	928

Net transfers to (from) separate accounts	(1,829)	2,078	1,109

Modco reinsurance assumed	(2,914)	(3,394)	22,095

Other expenses	1,063	742	716

Total benefits and expenses	21,212	27,709	45,794

Net gain from operations before dividends to policyholders and federal income taxes	2,043	457	2,505

Dividends to policyholders	7	2	6

Net gain from operations after dividends to policyholders and before federal income taxes	2,036	455	2,499

Federal income tax expense (benefit)	451	(52)	518

Net gain from operations	1,585	507	1,981

Net realized capital (losses), net of tax after transfers to interest maintenance reserves	(152)	(363)	(1,190)

Net income	$1,433	$144	$791

 See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Surplus Notes	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance, January 1, 2022	$7	$—	$3,510	$126	$4,889	$8,532

Net income	—	—	—	—	791	791

Change in net unrealized capital gains (losses)	—	—	—	—	(694)	(694)

Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	(705)	(705)

Change in deferred tax	—	—	—	—	(40)	(40)

Change in non-admitted assets	—	—	—	—	(84)	(84)

Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(22)	(22)

Change in asset valuation reserve	—	—	—	—	621	621

Change in surplus from separate accounts	—	—	—	—	296	296

Other changes in surplus in separate accounts	—	—	—	—	(296)	(296)

Additional paid in surplus	—	—	1,900	—	—	1,900

Change in surplus as a result of reinsurance	—	—	—	—	(256)	(256)

Dividends	—	—	—	—	(800)	(800)

Prior period corrections	—	—	—	—	73	73

Reinsurance permitted practice	—	—	—	—	433	433

Other changes	—	—	—	790	(789)	1

Balance, December 31, 2022	$7	$—	$5,410	$916	$3,417	$9,750

Net income	—	—	—	—	144	144

Change in net unrealized capital gains (losses)	—	—	—	—	58	58

Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	492	492

Change in deferred tax	—	—	—	—	167	167

Change in non-admitted assets	—	—	—	—	(7)	(7)

Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	21	21

Change in asset valuation reserve	—	—	—	—	(662)	(662)

Change in surplus from separate accounts	—	—	—	—	(367)	(367)

Other changes in surplus in separate accounts	—	—	—	—	367	367

Additional paid in surplus	—	—	—	—	—	—

Change in surplus as a result of reinsurance	—	—	—	—	249	249

Dividends	—	—	—	—	(2,000)	(2,000)

Prior period corrections	—	—	—	—	(8)	(8)

Reinsurance permitted practice	—	—	—	—	725	725

Other changes	—	—	—	363	(363)	—

Balance, December 31, 2023	$7	$—	$5,410	$1,279	$2,233	$8,929

Net income	—	—	—	—	1,433	1,433

Change in net unrealized capital gains (losses)	—	—	—	—	80	80

Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	(393)	(393)

Change in deferred tax	—	—	—	—	140	140

Change in non-admitted assets	—	—	—	—	106	106

Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	1	1

Change in asset valuation reserve	—	—	—	—	(167)	(167)

Change in surplus from separate accounts	—	—	—	—	(17)	(17)

Other changes in surplus in separate accounts	—	—	—	—	17	17

Change in surplus notes	—	500	—	—	—	500

Change in additional paid-in surplus	—	—	2	—	—	2

Change in surplus as a result of reinsurance	—	—	—	—	62	62

Dividends	—	—	—	—	(1,300)	(1,300)

Prior period corrections	—	—	—	—	318	318

Reinsurance permitted practice	—	—	—	—	322	322

Other changes	—	—	—	351	(350)	1

Balance, December 31, 2024	$7	$500	$5,412	$1,630	$2,485	$10,034

 See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2024	2023	2022
Cash from operations

Premium and annuity considerations, collected, net of reinsurance	$12,375	$23,059	$18,180

Net investment income collected	7,040	5,711	6,547

Other income	1,504	(1,038)	557
Total revenue received	20,919	27,732	25,284

Benefits paid	23,562	21,098	13,473

Net transfers to (from) separate accounts	(6,004)	(2,569)	536

Commissions and expenses paid	2,961	2,447	3,584

Dividends paid to policyholders	6	3	2

Federal income taxes paid	451	(26)	1,089
Total benefits and expenses paid	20,976	20,953	18,684
Net cash provided by operations	(57)	6,779	6,600
Cash from investments

Proceeds from investments sold, matured or repaid:

Bonds	16,803	8,775	15,962

Stocks	29	144	498

Mortgage loans	3,473	3,446	3,005

Real estate	15	—	—

Other invested assets	664	1,436	1,136

Securities lending reinvested collateral assets	—	—	1,727

Other, net	445	—	124
Total proceeds from investments sold, matured or repaid	21,429	13,801	22,452

Cost of investments acquired:

Bonds	26,023	16,318	17,824

Stocks	31	43	300

Mortgage loans	10,157	7,349	6,465

Real estate	14	—	1

Derivatives, net	971	2,103	823

Other invested assets	853	952	2,791

Securities lending reinvested collateral assets	—	—	—

Other, net	—	539	1,878
Total cost of investments acquired	38,049	27,304	30,082
Net adjustment in contract loans	(7)	15	(26)
Net cash provided by (used in) investing activities	(16,613)	(13,518)	(7,604)
Cash from financing and miscellaneous sources

Cash provided (applied):

Surplus notes	500	—	—

Capital and paid-in surplus	2	—	1,900

Net deposits on (withdrawals from) deposit-type contracts	2,778	1,698	(11)

Dividends to parent	(1,300)	(2,000)	(800)

Change in securities lending	2,284	—	(2,426)

Other, net	12,237	6,988	2,490
Net cash provided by (used in) financing and miscellaneous activities	16,501	6,686	1,153

Net increase (decrease) in cash, cash equivalents and short-term investments	(169)	(51)	149

Cash, cash equivalents and short-term investments at beginning of year	900	951	802
Cash, cash equivalents and short-term investments at end of year	$731	$900	$951

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,

(in millions)	2024	2023	2022
Non-cash activities, excluded from above:

Non-cash transfer from general to separate account	$4,288	$1,002	$—

Non-cash pension risk transfer premiums transfer from separate account	1,334	—	—

Non-cash transfer from separate to general account	758	4,068	—

Non-cash internal transfers mortgage loans	609	—	—

Non-cash Modco to FRL settlements	232	274	204

Non-cash corporate actions-bonds	133	—	—

Non-cash transfer from other invested assets to bonds	92	456	—

Non-cash transfer from bonds to stocks	70	—	—

Non-cash internal transfers other invested assets	69	—	—

Non-cash transfer from short-term bonds to bonds	44	—	—

Non-cash transfer from mortgage loans to bonds	33	—	—

Non-cash payment in kind to bonds	31	—	—

Non-cash AGL Loan Inv Corp-return of capital	22	—	—

Non-cash transfer from mortgage loans to real estate	4	—	—

Non-cash capitalized interest - mortgage loans	4	—	—

Non-cash transfer from bonds to other invested assets	4	—	—

Non-cash transfer from common stocks to other invested assets	3	—	—

Non-cash transfer from other invested assets to common stocks	1	1	—

Non-cash AGLIC - Bermuda redemption	—	642	—

Non-cash transfer from other invested assets to mortgage loans	—	425	12

Non-cash Hannover reinsurance transaction	—	253	—

Non-cash Modco adjustment on assumed reinsurance	—	—	22,924

Non-cash pension risk transfer premiums	—	—	1,159

 See accompanying Notes to Statutory Financial Statements.

9

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (“AGL” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). American International Group, Inc. (“AIG”) owned approximately 22.7% and Nippon Life Insurance Company owned approximately 21.7% of outstanding Corebridge common stock as of December 31, 2024.

On December 9, 2024, Nippon Life Insurance Company, a mutual company organized under the laws of Japan, completed its purchase of approximately 122 million shares of Corebridge.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. The Company’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, pension risk transfer annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through Corebridge Direct Insurance Services, Inc. (“Corebridge Direct”).

10

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

At December 31, 2024, 2023 and 2022, the Company used the following permitted practices that resulted in reported statutory surplus or risk-based capital that is different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of the TDI been followed in all respects:

•

The Company recognized an admitted asset related to the notional value of coverage defined in an excess of loss (“XOL”) reinsurance agreement with a 20-year term that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed living benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point as defined in the agreement. This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL reinsurance agreement with a 25-year term that provides coverage to the subsidiary for aggregate XOL claims associated with guaranteed living benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”).

•

Effective September 30, 2023, the permitted practice for Block 1 and Block 2 was extended through September 30, 2026 and the maximum notional value of Block 2 was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 2 was amended to determine the XOL limit based on annual standalone cash flow testing (“CFT”) for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 2 will remain in effect through September 30, 2026.

•

This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL agreement with a 25-year term that provides coverage to the subsidiary for aggregate XOL claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on the treaty effective date, including certain new business issued after the effective date (“Block 3”). Effective September 30, 2023, the permitted practice for Block 3 was extended through September 30, 2026 and the maximum notional value was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 3 was amended to determine the XOL limit based on annual standalone CFT for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 3 will remain in effect through September 30, 2026.

The value of the assets subject to the above permitted practices was approximately $2,064 million, $1,742 million and $1,017 million in total at December 31, 2024, 2023 and 2022 respectively and are reported in Other assets.

11

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Additionally, the Company has a prescribed accounting practice in accordance with the State of Texas related to the admittance of furniture and equipment.

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2024	2023	2022
NET INCOME

State basis		$1,433	$144	$791
Net (loss) income, NAIC SAP		$1,433	$144	$791

SURPLUS

State basis		$10,034	$8,929	$9,750

State prescribed practices that increase (decrease) NAIC SAP:

Furniture and equipment	19	(34)	—	—

State permitted practices that increase (decrease) NAIC SAP:

XoL reinsurance agreement	4	(2,064)	(1,742)	(1,017)
Statutory capital and surplus, NAIC SAP		$7,936	$7,187	$8,733

In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk- based capital (“RBC”) would not have triggered a regulatory event.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $6.3 billion, $(12.9) billion and $6.5 billion, respectively, while this report has $6.8 billion, $(13.5) billion and $6.7 billion, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may

12

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non- admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash

13

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

The Company uses Statement of Statutory Accounting Principles (“SSAP”) No. 108, Derivatives Hedging Variable Annuity Guarantees, which allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. The Company also designated certain interest rate swaps as effective cash flow hedges of floating-rate investment assets.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash

14

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.

The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.5 billion and $4.6 billion at December 31, 2024 and 2023, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset

15

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $40 million and $175 million at December 31, 2024 and 2023, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

16

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, The Variable Annuity Life Insurance Company (“VALIC”), The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

17

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

Accounting Changes

The Company had no accounting changes during 2024 or 2023.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan-Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset- backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2024, out-of-period errors were identified and corrected related to reinsurance, net investment income and reserves for indexed universal life. These corrections increased unassigned surplus by $318 million and were primarily driven by the reinsurance error. The reinsurance error resulted in an overstatement of accrued expenses and other liabilities and an understatement in reserve adjustments on reinsurance ceded with a corresponding understatement of pre-tax income by $111 million in 2023 and $101 million in 2022. This error resulted in an understatement of unassigned surplus of $297 million at December 31, 2023 and $209 million at December 31, 2022. The remaining impact relates to periods prior to 2022. The Company believes that these errors are not material to the prior year financial statements taken as a whole. As such, the Company has reflected the adjustments necessary to correct these errors as direct charges to unassigned surplus in 2024 in accordance with SSAP 3.

In 2023, out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $8 million.

In 2022, out-of-period errors were identified and corrected, which increased unassigned surplus by $72 million. This decreased claims reserved as a result of overstated claim reserves from 2019-2021.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users

18

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

20

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

21

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

Surplus Notes. Under SAP, surplus notes are included as a component of surplus, whereas under U.S. GAAP, they are presented as a liability.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:

U.S. government obligations	$1,688	$1	$(295)	$1,394

All other governments	1,809	13	(269)	1,553

States, territories and possessions	188	—	(26)	162

Political subdivisions of states, territories and possessions	166	1	(16)	151

Special revenue	4,791	19	(646)	4,164

Industrial and miscellaneous	102,779	1,494	(9,273)	95,000

Hybrid securities	445	11	(11)	445

Bank loans	4,739	28	(95)	4,672

Parent, subsidiaries and affiliates	439	3	—	442
Total bonds	117,044	1,570	(10,631)	107,983

Preferred stock	160	5	(2)	163

Common stock*	234	—	—	234
Total equity securities	394	5	(2)	397
Total	$117,438	$1,575	$(10,633)	$108,380
December 31, 2023

Bonds:

U.S. government obligations	$1,321	$5	$(214)	$1,112

All other government	2,041	21	(249)	1,813

States, territories and possessions	239	2	(23)	218

Political subdivisions of states, territories and possessions	210	4	(12)	202

Special revenue	5,392	39	(532)	4,899

Industrial and miscellaneous	98,249	1,546	(9,929)	89,866

Hybrid securities	377	10	(15)	372

Bank loans	3,937	16	(96)	3,857

Parent, subsidiaries and affiliates	366	—	—	366
Total bonds	112,132	1,643	(11,070)	102,705

Preferred stock	80	3	—	83

Common stock*	266	—	—	266
Total equity securities	346	3	—	349
Total	$112,478	$1,646	$(11,070)	$103,054

* Common stock includes $25 million and $73 million of investments in affiliates at December 31, 2024 and 2023, respectively.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024

Bonds:

U.S. government obligations	$504	$(26)	$825	$(269)	$1,329	$(295)

All other government	415	(42)	931	(227)	1,346	(269)

U.S. States, territories and possessions	30	(2)	124	(24)	154	(26)

Political subdivisions of states, territories and possessions	48	(3)	67	(13)	115	(16)

Special revenue	532	(28)	3,127	(618)	3,659	(646)

Industrial and miscellaneous	19,947	(1,195)	40,338	(8,092)	60,285	(9,287)

Hybrid securities	200	(3)	77	(9)	277	(12)

Bank loans	1,082	(37)	717	(59)	1,799	(96)

Parents, subsidiaries & affliates	—	—	—	—	—	—
Total bonds	22,758	(1,336)	46,206	(9,311)	68,964	(10,647)

Preferred stock	28	(1)	6	(1)	34	(2)

Common stock	—	—	—	—	—	—
Total equity securities	28	(1)	6	(1)	34	(2)
Total	$22,786	$(1,337)	$46,212	$(9,312)	$68,998	$(10,649)
December 31, 2023

Bonds:

U.S. government obligations	$88	$(6)	$889	$(208)	$977	$(214)

All other government	158	(20)	1,344	(227)	1,502	(247)

U.S States, territories and possessions	32	(1)	139	(22)	171	(23)

Political subdivisions of states, territories and possessions	28	(2)	82	(11)	110	(13)

Special revenue	1,001	(81)	2,977	(450)	3,978	(531)

Industrial and miscellaneous	11,361	(1,080)	53,785	(8,851)	65,146	(9,931)

Hybrid securities	40	(1)	199	(14)	239	(15)

Bank loans	813	(40)	1,695	(62)	2,508	(102)

Parents, subsidiaries & affliates	—	—	8	—	8	—
Total	$13,521	$(1,231)	$61,118	$(9,845)	$74,639	$(11,076)

Preferred stock	—	—	—	—	—	—

Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$13,521	$(1,231)	$61,118	$(9,845)	$74,639	$(11,076)

As of December 31, 2024 and 2023, the number of bonds and equity securities in an unrealized loss position was 6,388 and 7,290, respectively. Bonds comprised 6,384 of the total, of which 4,625 were in a continuous loss position greater than 12 months at December 31, 2024. Bonds comprised 7,288 of the total, of which 5,725 were in a continuous loss position greater than 12 months at December 31, 2023.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2024 and 2023, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2024

Due in one year or less	$2,210	$2,191

Due after one year through five years	13,372	13,106

Due after five years through ten years	15,727	14,968

Due after ten years	42,996	35,695

LBaSS	42,919	42,202

Total	$117,224	$108,162

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $29 million and $25 million at December 31, 2024 and 2023, respectively, which is the fair value. At December 31, 2024 and 2023, the Company had no income excluded from due and accrued for bonds.

December 31, 2024 , the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2023, the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

December 31, 2024 and 2023 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,

	2024	2023
Consumer cyclical	14.6%	17.3%

Consumer non-cyclical	15.0	16.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2024		December 31, 2023
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$42,919	$42,202	$38,552	$37,330

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

24

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2024 and 2023, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2024 and 2023, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2024, 2023 and 2022, the Company recognized total OTTI of $55 million, $36 million and $114 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2024 and 2023, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024

LBaSS	$6,947	$(181)	$13,005	$(1,549)	$19,952	$(1,730)

December 31, 2023

LBaSS	$7,184	$(454)	$16,089	$(1,699)	$23,273	$(2,153)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,

(in millions)	2024	2023
Balance, beginning of year	$1,212	$1,256

Increases due to:

Credit impairment on new securities subject to impairment losses	55	26

Additional credit impairment on previously impaired investments	—	10

Reduction due to:

Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	44	80

Balance, end of year	$1,223	$1,212

See Note 4 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2024.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Mortgage Loans

Mortgage loans had outstanding principal balances of $37 billion and $30.4 billion at December 31, 2024 and 2023, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2024 had maturity dates ranging from 2024 to 2069.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2024	2023
Geographic distribution:

Mid-Atlantic	24.9%	26.2%

Foreign	15.9	20.0

Pacific	15.3	15.1

South Atlantic	16.9	15.4

West South Central	7.0	6.4

East North Central	5.5	5.1

New England	5.7	5.3

Mountain	6.1	4.4

East South Central	2.0	1.5

West North Central	0.7	0.6

Total	100.0%	100.0%
Property type distribution:
Multi-family	28.1%	32.6%
Office	16.0	19.5
Retail	8.0	8.5
Industrial	15.1	14.9
Hotel/Motel	3.6	4.1
Other	29.2	20.4

Total	100.0%	100.0%

At December 31, 2024, there were 370 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 69 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2024 and 2023:

	Years Ended December 31,
	2024		2023
(in millions)	Maximum	Minimum	Maximum	Minimum

Office	9.75	3.53	12.00%	3.00%

Multi-family	8.80	4.82	9.84	3.01

Retail	7.56	4.70	8.84	5.06

Industrial	9.50	4.52	10.34	4.08

Hotel/Motel	7.08	5.82	9.69	6.95

Other	12.63	0.00	26.01	(0.16)

The Company reduced interest rates on three loans during 2024. The Company did not reduce any interest rates during 2023.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 97 percent and 144 percent, in 2024 and 2023, respectively.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2024, and 2023, the Company held $1,026 million and $560 million, respectively, in impaired mortgages with related allowances for credit losses. There were no impaired mortgage loans without a related allowance at both periods ended December 31, 2024 and 2023. The Company’s average recorded investment in impaired loans was $139 million and $604 million, at December 31, 2024 and 2023, respectively. The Company recognized interest income of $17 million, $15 million and $22 million in 2024, 2023 and 2022, respectively.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2024	2023	2022
Balance, beginning of year	$355	$294	$245

Additions (reductions) charged to unrealized capital loss	21	148	58

Direct write-downs charged against allowance	(12)	(87)	(9)
Balance, end of year	$364	$355	$294

During 2024, the Company derecognized $4 million of mortgage loans and recognized $4 million of real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2024	2023
Current	$35,494	$29,547

30 - 59 days past due	195	68

60 - 89 days past due	131	13

90 - 179 days past due	258	24

Greater than 180 days past due	—	—
Total	$36,078	$29,652

At December 31, 2024 and 2023, the Company had mortgage loans outstanding under participant or co-lender agreements of $24.9 billion and $22.7 billion, respectively.

The Company had $571 million and $307 million in restructured loans at December 31, 2024 and 2023, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2024:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$48	—%	$996	0.60%	$—	— %
b. 91% to 95%	44	—	70	—	—	—
c. 81% to 90%	605	0.40	1,288	0.70	—	—
d. 71% to 80%	3,245	1.90	3,099	1.80	—	—
e. below 70%	5,994	3.50	21,026	12.20	27	—

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2024 and 2023. At December 31, 2024, the Company had $18 million outstanding commitments to debtors that hold loans with restructured terms. At December 31, 2023, the Company had $4 million of outstanding commitments to debtors that held loans with restructured terms.

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,

(in millions)	2024	2023
Properties occupied by the Company	$—	$—

Properties held for production of income	85	73

Properties held for sale	4	2

Total	$89	$75

The Company recognized gains of $12 million in 2024. The Company recognized no gains or losses in 2023 and 2022. The Company recognized $1 million and $3 million in impairment write-downs for its investment in real estate during 2024 and 2023, respectively. The Company did not recognize any impairment write-downs for its investment in real estate during 2022.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,

(in millions)	2024	2023
Investments in limited liability companies	$660	$644

Investments in limited partnerships	4,075	3,921

Other unaffiliated investments	1,831	1,892

Receivable for securities	86	100

Non-admitted assets	(1)	(1)

Total	$6,651	$6,556

The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $931 million and $955 million at December 31, 2024 and 2023, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $11 million, $4 million and $13 million during 2024, 2023 and 2022, respectively.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,

(in millions)	2024	2023	2022

Bonds	$6,065	$5,259	$4,608

Preferred stocks	10	2	10

Common stocks	13	11	2

Cash and short-term investments	83	57	44

Mortgage loans	1,793	1,437	1,038

Real estate*	17	4	4

Contract loans	71	78	68

Derivatives	64	(283)	994

Investment income from affiliates	169	148	399

Other invested assets	227	246	320
Gross investment income	8,512	6,959	7,487

Investment expenses	(625)	(385)	(315)
Net investment income	$7,887	$6,574	$7,172

* Includes amounts for the occupancy of Company-owned property of $1 million in 2024 and $2 million in 2023 and 2022.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022

Bonds	$(1,210)	$(460)	$(551)

Preferred stocks	—	(12)	—

Common stocks	—	8	(2)

Cash and short-term investments	(7)	36	(79)

Mortgage loans	(130)	(162)	(107)

Real estate	11	(3)	—

Derivatives	108	(329)	(1,233)

Other invested assets	(10)	113	80

Other	—	—	—
Realized capital (losses) gains	(1,238)	(809)	(1,892)

Federal income tax benefit (expense)	260	170	397

Net gains transferred to IMR	826	276	305
Net realized capital (losses) gains	$(152)	$(363)	$(1,190)

During 2024, 2023 and 2022, the Company recognized $172 million, $87 million and $167 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2024	2023	2022

Proceeds	$5,640	$3,401	$9,787

Gross realized capital gains	$97	$64	$112

Gross realized capital losses	$(1,126)	(456)	(472)

Net realized capital (losses) gains	$(1,029)	$(392)	$(360)

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2024	2023	2022
Bonds	$(322)	$280	$(369)
Preferred and common stocks	(2)	53	(59)
Mortgage loans	(122)	273	(523)
Derivatives	29	148	(497)
Other invested assets	82	(68)	(280)
Other	(67)	(10)	19
Federal income tax benefit (expense)	89	(126)	310

Net change in unrealized (losses) gains of investments	$(313)	$550	$(1,399)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2024	2023	2024	2023	2024	2023
Bonds - AC	2	5	$5	$45	$5	$45
LB&SS - AC	2	3	3	3	1	1
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	3	3	1	1	1	1
Total	7	11	$9	$49	$7	$47

AC - Amortized Cost

FV - Fair Value

4. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2024 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
64133WAE5	$3,404	$868	$2,536	$868	$751	6/30/2024
61772WAS6	44,366	2,200	42,166	2,200	2,200	6/30/2024
23312RAE5	13,950	3,988	9,962	3,988	4,004	6/30/2024
Quarterly Total	$61,720	$7,056	$54,664	$7,056	$6,955
126685DB9	$380	$369	$11	$369	$273	9/30/2024
Quarterly Total	$380	$369	$11	$369	$273

None	—	—	—	—	—	12/31/2024

Quarterly Total	$—	$—	$—	$—	$—	$—

		Year-end Total	$54,675

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

In conjunction with its securities lending program, the Company had securities with a carrying value of $2,577 million and the fair value of $2,162 million loaned to unaffiliated third parties as of December 31, 2024. At December 31, 2023, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2024	2023
Open positions	$—	$—

30 days or less	2,279	—

31 to 60 days	—	—

61 to 90 days	—	—

Greater than 90 days	—	—
Subtotal	2,279	—

Securities collateral received	—	—
Total collateral received	$2,279	$—

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$531	$531	$—	$—

Subtotal	531	531	—	—

Securities collateral received	—	—	—	—
Total collateral reinvested	$531	$531	$—	$—

Repurchase Agreements

At December 31, 2024 and 2023, bonds with a fair value of approximately $214 million and $1,675 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2024	2023
Open positions	$—	$—

30 days or less	232	1,623

31 to 60 days	—	—

61 to 90 days	—	—

Greater than 90 days	—	—
Subtotal	232	1,623

Securities collateral received	—	—
Total collateral received	$232	$1,623

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$10	$18	$6	$6
2. Overnight	499	381	668	410
3. 2 Days to 1 Week	1,370	967	1,785	1,603
4. > 1 Week to 1 Month	1,500	1,583	3,322	1,779
5. > 1 Month to 3 Months	—	149	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$8	$18	$6	$6
2. Overnight	161	—	—	—
3. 2 Days to 1 Week	1,303	259	1,178	225
4. > 1 Week to 1 Month	1,177	693	3,322	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$3,379	$3,099	$5,782	$3,798
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$2,650	$970	$4,506	$231
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2024		December 31, 2023

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open positions	$218	$214	$2,036	$1,675

Greater than three years	—	—	—	—

Subtotal	218	214	2,036	1,675

Securities collateral received	—	—	—	—

Total collateral reinvested	$218	$214	$2,036	$1,675

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$3,067	$1,064	$4,980	$218
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	2,618	986	4,540	214

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2024:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$11	$207	$—
b. Bonds - FV	—	6	208	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	11	207	—
q. Total Assets - FV	—	6	208	—
(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reverse Repurchase Agreements

The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities during 2024. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $21 million. The securities had a weighted average maturity of 2 days and a weighted average yield of 4.3%. The Company had no reverse repurchase agreements at December 31, 2023.

Type of Repo Trade Used:

	1 First Quarter	2 Second Quarter	3 Third Quarter	4 Fourth Quarter
a. Bilateral (YES/NO)	—	—	—	YES

b. Tri-Party (YES/NO)	—	—	—	NO

Original (Flow) and Residual Maturity:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Open - No Maturity	$—	$—	$—	$20

2. Overnight	—	—	—	—

3. 2 Days to 1 Week	—	—	—	—

4. > 1 Week to 1 Month	—	—	—	—

5. > 1 Month to 3 Months	—	—	—	—

6. > 3 Months to 1 Year	—	—	—	—

7. > 1 Year	—	—	—	—

b. Ending Balance

1. Open - No Maturity	$—	$—	$—	$20

2. Overnight	—	—	—	—

3. 2 Days to 1 Week	—	—	—	—

4. > 1 Week to 1 Month	—	—	—	—

5. > 1 Month to 3 Months	—	—	—	—

6. > 3 Months to 1 Year	—	—	—	—

7. > 1 Year	—	—	—	—

The Company had no securities sold and/or acquired under Repo that resulted in default at December 31, 2024 and December 31, 2023.

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Collateral Received – Secured Borrowing:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount

1. Cash	$—	$—	$—	$—

2. Securities (FV)	—	—	—	21

b. Ending Balance

1. Cash	$—	$—	$—	$—

2. Securities (FV)	—	—	—	21

Cash and Non-Cash Collateral Received – Secured Borrowing by NAIC Designation:

(in millions)	1 NONE	2 NAIC 1	3 NAIC 2	4 NAIC 3

Ending Balance

a. Cash	$—	$—	$—	$—

b. Bonds - FV	—	21	—	—

c. LB & SS - FV	—	—	—	—

d. Preferred Stock - FV	—	—	—	—

e. Common Stock	—	—	—	—

f. Mortgage Loans - BACV	—	—	—	—

g. Mortgage Loans - FV	—	—	—	—

h. Real Estate - FV	—	—	—	—

i. Derivatives - FV	—	—	—	—

j. Other Invested Assets - FV	—	—	—	—

k. Total Assets - FV	—	21	—	—
	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Does Not Qualify As Admitted

Ending Balance

a. Cash	$—	$—	$—	$—

b. Bonds - FV	—	—	—	—

c. LB & SS - FV	—	—	—	—

d. Preferred Stock - FV	—	—	—	—

e. Common Stock	—	—	—	—

f. Mortgage Loans - BACV	—	—	—	—

g. Mortgage Loans - FV	—	—	—	—

h. Real Estate - FV	—	—	—	—

i. Derivatives - FV	—	—	—	—

j. Other Invested Assets - FV	—	—	—	—

k. Total Assets - FV	—	—	—	—

36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

(in millions)	Fair Value

a. Overnight and Continuous	$21

b. 30 Days or Less	—

c. 31 to 90 Days	—

d. > 90 Days	—

6 RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,

(in millions)	2024	2023

On deposit with states	$47	$47

Collateral held on securities lending	2,279	—

FHLB stock and collateral pledged	6,649	6,938

Subject to reverse repurchase agreements	20	—

Subject to repurchase agreements	231	1,618

Collateral for derivatives	651	1,412

Guaranteed interest contracts	68	66

Other restricted assets	1,528	985
Total	$11,473	$11,066

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan- to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These

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include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date

December 31, 2024

In general account:

RMBS	$686	$666	$771	$(14)

CDOs	68	82	81	—
Total subprime exposure	$754	$748	$852	$(14)

December 31, 2023

In general account:

RMBS	$810	$791	$903	$(14)

CDOs	101	117	113	—
Total subprime exposure	$911	$908	$1,016	$(14)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

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SSAP 108 requires the Company use the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of guaranteed minimum withdrawal benefits (“GMWB”) riders on its variable annuities. This hedging relationship was highly effective and complied with the Clearly Defined Hedging Strategy of VM-21.

Under SSAP 108 all derivatives are reported at fair value. Fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

At December 31, 2024 and 2023, fair value of the derivatives was a liability of $10 million and $455 million, full contract fair value was an asset of $59 million and a liability of $1 billion and hedge target fair value was a liability of $88 million and $963 million. For the year ended December 31, 2024 and 2023, fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized loss of $42 million and a realized loss of $193 million, respectively. Fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2024 and 2023, the fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred asset of $1.5 billion and deferred asset $1.1 billion, respectively. For the years ended December 31, 2024 and 2023, amortization was a realized loss of $137 million and a realized loss of $93 million, respectively. Fair value change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All fair value changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/ liabilities are being amortized over 10 years.

The Company designates, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets. The Company also designates certain interest rate swaps as effective cash flow hedges of floating-rate investment assets. Derivatives not designated for hedge accounting are accounted for at fair value, and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital loss of $40 million in 2024, an unrealized capital gain of $167 million in 2023 and an unrealized capital gain of $478 million in 2022, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2024, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2024, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $1,345 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2024			December 31, 2023
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$22,131	$1,551	$1,551	$25,958	$1,808	$1,808
Foreign exchange contracts	12,862	915	877	6,641	679	679
Equity contracts	60,862	4,257	4,256	104,770	5,372	5,371
Other contracts	14	—	—	14	—	—
Derivative assets, gross	95,869	6,723	6,684	137,383	7,859	7,858
Counter party netting*	—	(4,944)	(4,944)	—	(5,975)	(5,975)
Derivative assets, net	$95,869	$1,779	$1,740	$137,383	$1,884	$1,883
Liabilities:
Interest rate contracts	$34,293	$1,737	$2,111	$31,308	$2,070	$2,063
Foreign exchange contracts	3,197	243	260	9,001	453	467
Equity contracts	39,350	3,085	3,085	43,063	4,403	4,403
Other contracts	45	2	2	47	2	2
Derivative liabilities, gross	76,885	5,067	5,458	83,419	6,928	6,935
Counter party netting*	—	(4,944)	(4,944)	—	(5,975)	(5,975)
Derivative liabilities, net	$76,885	$123	$514	$83,419	$953	$960

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2024		December 31, 2023
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$6,723	$5,067	$7,859	$6,927
Amount offset	(4,944)	(4,944)	(5,975)	(5,975)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$1,779	$123	$1,884	$952

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2024		December 31, 2023

(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$22,131	2064	$25,958	2056
Foreign exchange contracts	12,862	2063	6,641	2061
Equity contracts	60,862	2030	104,770	2028
Credit contracts	—	—	—	—
Other contracts	14	2053	14	2053
Derivative liabilities:
Interest rate contracts	34,293	2071	31,308	2071
Foreign exchange contracts	3,197	2061	9,001	2063
Equity contracts	39,350	2030	43,063	2025
Other contracts	45	2042	47	2042

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $991.6 million and $829.4 million at December 31, 2024 and 2023, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

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Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

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Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2024
Assets at fair value:
Bonds
All Other Government					—
Industrial and miscellaneous	—	16	7	—	23
Bank loans	—	—	—	—	—
Total bonds	—	16	7	—	23
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	1,239	312	—	1,551
Foreign exchange contracts	—	872	—	—	872
Equity contracts	1	3,686	569	—	4,256
Other Contracts	—	—	—	—	—
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative assets	1	5,797	881	(4,944)	1,735
Separate account assets	47,053	1,468	—	—	48,521
Total assets at fair value	$47,058	$7,281	$889	$(4,944)	$50,284
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1,737	$—	$—	$1,737
Foreign exchange contracts	—	230	—	—	230
Equity contracts	7	3,066	12	—	3,085
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative liabilities	7	5,033	14	(4,944)	110
Total liabilities at fair value	$7	$5,033	$14	$(4,944)	$110
December 31, 2023
Assets at fair value:
Bonds
All Other Government	—	—	—	—	$—
Industrial and miscellaneous	$—	$14	$6	$—	$20
Total bonds	—	14	6	—	20
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Common stock Industrial and miscellaneous	—	—	—	—	—
Mutual funds	1	—	—	—	1
Total common stock	1	—	—	—	1
Derivative assets:
Interest rate contracts	—	1,401	408	—	1,809
Foreign exchange contracts	—	679	—	—	679
Equity contracts	6	4,665	700	—	5,371
Other Contracts	—		—	—	—
Counterparty netting	—	—	—	(5,975)	(5,975)
Total derivative assets	6	6,745	1,108	(5,975)	1,884
Separate account assets	45,987	1,426	—	—	47,414
Total assets at fair value	$45,998	$8,185	$1,115	$(5,975)	$49,324
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,070	$—	$—	$2,070
Foreign exchange contracts	—	414	—	—	414
Equity contracts	2	4,336	65	—	4,403
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(5,975)	(5,975)
Total derivative liabilities	2	6,820	67	(5,975)	914
Total liabilities at fair value	$2	$6,820	$67	$(5,975)	$914

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

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Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2022	$11	$6	$—	$410	$427	$22
Total realized/unrealized capital gains or losses:
Included in net (loss) income	13	—	—	(232)	(219)	(29)
Included in surplus	(11)	(1)	—	(214)	(226)	(22)
Purchases, issuances and settlements	(44)	2	1	565	524	45
Transfers into Level 3	73	—	1	—	74	—
Transfers out of Level 3	(39)	—	—	—	(39)	—
Balance, December 31, 2022	$3	$7	$2	$529	$541	$16
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(10)	(7)	—	(444)	(461)	(29)
Included in surplus	—	1	—	329	330	30
Purchases, issuances and settlements	9	—	(2)	694	701	50
Transfers into Level 3	4	—	—	—	4	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$6	$1	$—	$1,108	$1,115	$67
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(28)	—	—	153	125	(3)
Included in surplus	30	—	(3)	(259)	(232)	(77)
Purchases, issuances and settlements	(16)	—	—	(121)	(137)	27
Transfers into Level 3	28	—	4	—	32	—
Transfers out of Level 3	(12)	—	—	—	(12)	—
Balance, December 31, 2024	$8	$1	$1	$881	$891	$14

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2024 and 2023, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2024 and 2023 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2024.

47

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2024
Derivative assets at fair value	1	5,797	881	6,679
Derivative liabilities at fair value	(7)	(5,033)	(14)	(5,054)

December 31, 2023
Derivative assets at fair value	$6	$6,745	$1,108	$7,859
Derivative liabilities at fair value	(2)	(6,820)	(67)	(6,889)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2024

Assets:

Bonds	$107,959	$117,020	$9	$84,314	$23,636

Preferred stocks	159	156	—	159	—

Common stocks	208	208	—	208	—

Cash, cash equivalents and short-term investments	731	731	531	200	—

Mortgage loans	34,031	36,078	—	—	34,031

Contract loans	1,144	1,144	—	—	1,144

Derivatives	(399)	31		(399)

Receivables for securities	86	86	—	86	—

Separate account assets	16,880	25,766	—	16,880	—

Liabilities:

Policy reserves and contractual liabilities	17,668	17,617	—	58	17,610

Derivatives	—	—	—	—	—

Payable for securities	309	309	—	309	—

Payable for securities lending	2,284	2,284	—	2,284	—

December 31, 2023

Assets:

Bonds	$102,685	$112,112	$22	$84,726	$17,937

Preferred stocks	79	76	—	79	—

Common stocks	196	196	—	196	—

Cash, cash equivalents and short-term investments	900	900	778	122	—

Mortgage loans	27,861	29,652	—	—	27,861

Contract loans	1,157	1,157	—	—	1,157

Derivatives	(46)	(39)		(46)

Receivables for securities	100	100	—	100	—

Separate account assets	19,068	21,379	—	19,068	—

Liabilities:

Policy reserves and contractual liabilities	13,330	13,439	—	79	13,251

Derivatives	—	—		—

Payable for securities	182	182	—	182	—

48

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2024	2023
Life insurance	$42,136	$41,544
Annuities (excluding supplementary contracts with life contingencies)	104,975	95,144
Supplementary contracts with life contingencies	377	371
Accidental death benefits	14	15
Disability - active lives	27	29
Disability - disabled lives	206	208
Excess of VM-21 reserves over basic reserves	2	111
Deficiency reserves	1,075	1,180
Other miscellaneous reserve	1,012	1,065
Gross life and annuity reserves	149,824	139,667
Reinsurance ceded	(37,288)	(25,967)
Net life and annuity reserves	112,536	113,700
Accident and health reserves
Unearned premium reserves	6	7
Present value of amounts not yet due on claims	193	192
Additional contract reserves	480	504
Gross accident and health reserves	679	703
Reinsurance ceded	(4)	(6)
Net accident and health reserves	675	697
Aggregate policy reserves	$113,211	114,397

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$54,345	$4,437	$—	$58,782	42.84%

b. At book value less current surrender charge of 5% or more	13,000	—	—	13,000	9.48%

c. At fair value	1	32	31,079	31,112	22.68%

d. Total with market adjustment or at fair value	67,346	4,469	31,079	102,894	75.00%

e. At book value without adjustment (minimal or no charge or adjustment)	20,170	—	—	20,170	14.70%

(2) Not subject to discretionary withdrawal	14,041	—	96	14,137	10.30%
(3) Total (gross: direct + assumed)	$101,557	$4,469	$31,175	$137,201	100.00%
(4) Reinsurance ceded	11,045	—	—	11,045
(5) Total (net)* (3) - (4)	$90,512	$4,469	$31,175	$126,156
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$3,286	$—	$—	$3,286

49

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$44,316	$3,563	$—	$47,879	38.34%

b. At book value less current surrender charge of 5% or more	10,554	—	—	10,554	8.45%

c. At fair value	—	26	29,877	29,903	23.95%

d. Total with market adjustment or at fair value	54,870	3,589	29,877	88,336	70.74%
e. At book value without adjustment
(minimal or no charge or adjustment)	22,365	—	12	22,377	17.92%
(2) Not subject to discretionary withdrawal	14,102	—	60	14,162	11.34%
(3) Total (gross: direct + assumed)	$91,337	$3,589	$29,949	$124,875	100.00%
(4) Reinsurance ceded	244	—	—	244
(5) Total (net)* (3) - (4)	$91,093	$3,589	$29,949	$124,631
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,966	$—	$—	$2,966

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$140	$49	$—	$189	0.52%

b. At book value less current surrender charge of 5% or more	28	—	—	28	0.08%

c. At fair value	—	—	13,508	13,508	37.26%

d. Total with market adjustment or at fair value	168	49	13,508	13,725	37.86%
e. At book value without adjustment
(minimal or no charge or adjustment)	1,851	—	—	1,851	5.11%

(2) Not subject to discretionary withdrawal	1,776	18,904	—	20,680	57.03%
(3) Total (gross: direct + assumed)	$3,795	$18,953	$13,508	$36,256	100.00%
(4) Reinsurance ceded	69	—	—	69
(5) Total (net)* (3) - (4)	$3,726	$18,953	$13,508	$36,187
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$162	$54	$—	$216	0.63%

b. At book value less current surrender charge of 5% or more	30	—	—	30	0.09%

c. At fair value	—	—	13,681	13,681	39.80%

d. Total with market adjustment or at fair value	192	54	13,681	13,927	40.52%
e. At book value without adjustment (minimal or no charge or adjustment)	2,108	—	—	2,108	6.13%

(2) Not subject to discretionary withdrawal	1,878	16,434	25	18,337	53.35%

(3) Total (gross: direct + assumed)	$4,178	$16,488	$13,706	$34,372	100.00%
(4) Reinsurance ceded	65	—	—	65
(5) Total (net)* (3) - (4)	$4,113	$16,488	$13,706	$34,307
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

50

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%

d. Total with market adjustment or at fair value	—	—	—	—	—%

e. At book value without adjustment
(minimal or no charge or adjustment)	520	—	—	520	2.86%

(2) Not subject to discretionary withdrawal	17,616	—	72	17,688	97.14%
(3) Total (gross: direct + assumed)	$18,136	$—	$72	$18,208	100.00%
(4) Reinsurance ceded	1,344	—	—	1,344
(5) Total (net)* (3) - (4)	$16,792	$—	$72	$16,864
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$—	$—	$—	$—	—%

b. At book value less current surrender charge of 5% or more	—	—	—	—	—%

c. At fair value	—	—	—	—	—%

d. Total with market adjustment or at fair value	—	—	—	—	—%

e. At book value without adjustment
(minimal or no charge or adjustment)	537	—	8	545	3.87%

(2) Not subject to discretionary withdrawal	13,495	—	54	13,549	96.13%
(3) Total (gross: direct + assumed)	$14,032	$—	$62	$14,094	100.00%
(4) Reinsurance ceded	17	—	—	17
(5) Total (net)* (3) - (4)	$14,015	$—	$62	$14,077
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

51

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2024:

	December 31, 2024
	General Account			Separate Account - non-guaranteed
	Account	Cash value		Account	Cash value
(in millions)	value		Reserve	value		Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:

(1) Term policies with cash value	$—	$687	$3,245	$—	$—	$—

(2) Universal life	5,276	5,333	6,111	—	—	—

(3) Universal life with secondary guarantees	1,597	1,446	8,347	—	—	—

(4) Indexed universal life	795	726	781	—	—	—

(5) Indexed universal life with secondary guarantees	2,140	1,414	2,365	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	2,168	8,571	9,811	1,824	1,824	1,824

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	114	106	155	1,822	1,814	1,806

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values

(1) Term policies without cash value	XXX	XXX	$11,320	XXX	XXX	$—

(2) Accidental death benefits	XXX	XXX	14	XXX	XXX	—

(3) Disability - active lives	XXX	XXX	27	XXX	XXX	—

(4) Disability - disabled lives	XXX	XXX	206	XXX	XXX	—

(5) Miscellaneous reserves	XXX	XXX	1,981	XXX	XXX	—

C. Total (gross: direct + assumed)	$12,090	$18,283	$44,364	$3,646	$3,638	$3,630

D. Reinsurance ceded	7,039	10,245	26,174	—	—	—

E. Total (net) (C) - (D)	$5,051	$8,038	$18,190	$3,646	$3,638	$3,630

52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2023:

	December 31, 2023
	General Account			Separate Account - non-guaranteed
	Account	Cash value	Reserve	Account	Cash value	Reserve
(in millions)	value			value
A. Subject to discretionary withdrawal,
surrender values, or policy loans:

(1) Term policies with cash value	$—	$642	$3,239	$—	$—	$—

(2) Universal life	5,478	5,499	6,238	—	—	—

(3) Universal life with secondary guarantees	1,641	1,453	7,987	—	—	—

(4) Indexed universal life	743	665	730	—	—	—

(5) Indexed universal life with secondary guarantees	1,833	1,187	1,842	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	2,183	8,605	9,854	1,760	1,760	1,760

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	113	103	140	1,649	1,642	1,636

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values

(1) Term policies without cash value	XXX	XXX	$11,514	XXX	XXX	$—

(2) Accidental death benefits	XXX	XXX	15	XXX	XXX	—

(3) Disability - active lives	XXX	XXX	29	XXX	XXX	—

(4) Disability - disabled lives	XXX	XXX	208	XXX	XXX	—

(5) Miscellaneous reserves	XXX	XXX	2,200	XXX	XXX	—

C. Total (gross: direct + assumed)	$11,991	$18,154	$43,996	$3,409	$3,402	$3,396

D. Reinsurance ceded	6,979	10,192	25,651	—	—	—

E. Total (net) (C) - (D)	$5,012	$7,962	$18,345	$3,409	$3,402	$3,396

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and pension risk transfer annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

General account reserves of $71 million and $13 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

53

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2024		December 31, 2023
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$45,316	$—	$44,445	$—
Variable life	3,206	—	2,969	—
Bank-owned life insurance – hybrid	464	—	503	—
Deferred annuities with MVA features	300	—	401	—
Pension risk transfer annuities	20,800	—	18,022	—
Annuities with MVA features	—	4,122	—	2,427
Fixed annuities excess interest adjustment features	—	9	—	25
Registered index-linked annuities	—	70	—	—
Total	$70,086	$4,201	$66,340	$2,452

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2024 and 2023 is $4.5 billion and $5.4 billion, respectively.

The separate account business seed money balances were $7 million and $6 million at December 31, 2024 and 2023, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2024	$445	$42
2023	558	65
2022	596	64
2021	539	36
2020	450	43

54

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$737	$—	$176	$4,117	$5,030
Reserves for accounts with assets at:
Market value	$—	$—	$—	$47,778	$47,778
Amortized costs	3,056	20,094	806	—	23,956
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$3,056	$17,791	$806	$—	$21,653
At market value	—	—	—	47,706	47,706
Subtotal	3,056	17,791	806	47,706	69,359
Not subject to discretionary withdrawal	—	2,303	—	72	2,375
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
December 31, 2023
Premiums, considerations or deposits	$803	$—	$178	$6,597	$7,578
Reserves for accounts with assets at:
Market value	$—	$—	$—	$46,589	$46,589
Amortized costs	2,611	17,306	617	—	20,534
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,611	$17,179	$617	$—	$20,407
At market value	—	—	—	46,488	46,488
Subtotal	2,611	17,179	617	46,488	66,895
Not subject to discretionary withdrawal	—	127	—	101	228
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
December 31, 2022
Premiums, considerations or deposits	$434	$—	$41	$4,964	$5,439
Reserves for accounts with assets at:
Market value	$—	$—	$—	$44,187	$44,187
Amortized costs	2,071	11,613	385	—	14,069
Total reserves	$2,071	$11,613	$385	$44,187	$58,256
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,071	$11,154	$385	$—	$13,610
At market value	—	—	—	44,094	44,094
Subtotal	2,071	11,154	385	44,094	57,704
Not subject to discretionary withdrawal	—	458	—	93	551
Total reserves	$2,071	$11,612	$385	$44,187	$58,255

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2024	2023	2022
Transfers to separate accounts	$5,030	$7,578	$5,439
Transfers from separate accounts	(6,859)	(5,500)	(4,330)
Net transfers to (from) separate accounts	(1,829)	2,078	1,109
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$(1,829)	$2,078	$1,109

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include GMWB and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A

55

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of cash surrender value were $2.0 million and $103.1 million at December 31, 2024 and 2023, respectively.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2024, 2023 and 2022, respectively. Policyholder dividends for the years ended December 31, 2024, 2023 and 2022 were $17 million, $13 million, and $10 million, respectively.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration

(before deduction for amounts non-admitted):

	December 31, 2024		December 31, 2023
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$30	$30	$22	$22
Ordinary renewal	(450)	20	(503)	39
Group life	(1)	(1)	(1)	(1)
Total	$(421)	$49	$(482)	$60

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2024, 2023 and 2022 were $2.1 billion, $4.9 billion and $24.5 billion, respectively. Reinsurance premiums ceded in 2024, 2023 and 2022 were $12.7 billion, $2.5 billion and $2.7 billion, respectively.

56

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Additionally, reserves on reinsurance assumed were $11.2 billion and $9.8 billion at December 31, 2024 and 2023, respectively. The reserve credit taken on reinsurance ceded was $38.6 billion and $26.0 billion at December 31, 2024 and 2023, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2024 and 2023, the Company’s reinsurance recoverables were $263 million and $251 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The Company previously entered into a reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) effective July 1, 2016, under which the Company ceded blocks of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. Effective December 31, 2016, the Company recaptured certain term and universal life policies that had been ceded to AGC Life and concurrently amended and restated the July 1, 2016 reinsurance treaty (the “A&R Treaty”) with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional current assumption universal life on a yearly renewable term basis.

Effective March 31, 2023, the Company recaptured term life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force term life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $93 million at March 31, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	March 31, 2023 Recapture from AGC Life	March 31, 2023 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$1,538	$(1,738)	$(200)

Commissions on reinsurance ceded	(1,054)	1,054	—

Reserve adjustments on reinsurance ceded	(484)	—	(484)

Total revenue	$—	$(684)	$(684)

Increase in aggregate reserves for life contracts	$1,054	$(1,738)	$(684)

Federal income tax expense (benefit)	(221)	221	—

Net income	$(833)	$833	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$93	$93

Effective September 30, 2023, the Company recaptured universal life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force universal life business on a coinsurance with funds withheld basis. The

57

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $253 million at September 30, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	Sept 30, 2023 Recapture from AGC Life	Sept 30, 2023 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$2,092	$(2,035)	$57

Commissions on reinsurance ceded	(939)	939	—

Reserve adjustments on reinsurance ceded	(1,153)	—	(1,153)

Total Revenue	$—	$(1,096)	$(1,096)

Increase in aggregate reserves for life contracts	$939	$(2,035)	$(1,096)

Federal income tax expense (benefit)	(197)	197	—

Net Income	$(742)	$742	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$253	$253

The Company previously ceded term and universal life insurance business issued from January 1, 2020 to December 31, 2021 to AGC Life on a coinsurance/modified coinsurance basis. Effective October 1, 2023, AGL recaptured this business, resulting in a $66 million decrease in the Company’s net income.

(in millions)	Oct 1, 2023 Recapture from AGC Life

Increase (Decrease)

Summary Of Operations

Premiums	$129

Commissions on reinsurance ceded	(83)

Reserve adjustments on reinsurance ceded	(46)

Total Revenue	$—

Increase in aggregate reserves for life contracts	$83

Federal income tax expense (benefit)	(17)

Net Income	$(66)

The coinsurance/modified coinsurance agreements with AGC Life increased the Company’s pre-tax earnings by $6 million, $63 million (excluding the impact of recaptures) and $91 million in 2024, 2023 and 2022, respectively.

The Company has a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s variable annuity business are ceded to the Company. At December 31, 2024 and 2023, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $17.7 billion and $19.9 billion, respectively. In 2024, 2023 and 2022, the agreement increased the Company’s pre-tax earnings by $278 million, $319

58

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

million and $120 million, respectively. Related to the agreement, included within Other income are assumed expense risk charges of $449 million, $393 million and $88 million for 2024, 2023 and 2022, respectively.

As of December 31, 2024 and 2023, $21 billion and $22 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements.

The Company has an annuity coinsurance/modified coinsurance agreement with Corebridge Bermuda in which Corebridge Bermuda reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. At December 31, 2024 and 2023, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $3.4 billion and $4.1 billion, respectively. In each of 2024, 2023 and 2022, the agreement decreased the Company’s pre-tax earnings by $1 million.

In July 2024, the Company entered into a Variable Quota Share Coinsurance and Coinsurance with Funds Withheld Reinsurance Agreement, effective as of January 1, 2024, with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda a variable quota share percentage of certain fixed indexed annuity and fixed annuity products issued subsequent to December 31, 2023. The agreement was accounted for on a prospective basis from January 1, 2024 and the impact of the agreement as of December 31, 2024 is below.

Cession to
(in millions)	Corebridge Bermuda

Increase (Decrease)

Summary of Operations

Premiums	$(9,327)

Commissions and expense allowances on reinsurance ceded	481

Total Revenue	(8,846)

Annuity benefits	(34)

Surrender benefits and withdrawals for life contracts	(69)

Change in reserves	(10,245)

Interest on funds withheld	266

Net gain from operations before federal income taxes	$1,236

59

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Effective December 31, 2024, the Company entered into a combined coinsurance and coinsurance with funds withheld reinsurance agreement with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda term life insurance policies written from January 1, 2020 to December 31, 2024 and certain structured settlement annuity contracts issued from April 1, 2012 to December 31, 2024. Additionally, the Company will cede newly issued term life insurance policies and certain structured settlement annuity contracts issued starting January 1, 2025. The impact of the agreement as of December 31, 2024 is below.

Cession to
(in millions)	Corebridge Bermuda

Increase (Decrease)

Summary of Operations

Premiums	$(688)

Commissions and expense allowances on reinsurance ceded	31

Total Revenue	(657)

Change in reserves	(687)

Net gain from operations before federal income taxes	$30

Capital and Surplus Account

Change in surplus as a result of reinsurance	$118

17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. On December 23, 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published technical corrections to the proposed regulations that would address the application of CAMT, which were published in September 2024. The technical corrections were open to public comment through January 16, 2025, and certain specifics of application of the CAMT remain subject to future guidance. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

60

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$3,703	$1,976	$5,679	$3,478	$1,993	$5,471	$225	$(17)	$208
Statutory valuation allowance adjustment	—	159	159	—	183	183	—	(24)	(24)
Adjusted gross DTA	3,703	1,817	5,520	3,478	1,810	5,288	225	7	232
DTA non-admitted	2,286	1,817	4,103	2,195	1,810	4,005	91	7	98
Net admitted DTA	1,417	—	1,417	1,283	—	1,283	134	—	134
DTL	122	—	122	119	—	119	3	—	3
Total	$1,295	$—	$1,295	$1,164	$—	$1,164	$131	$—	$131

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2024			December 31, 2023			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Admission calculation components

SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,295	—	1,295	1,164	—	1,164	131	—	131

1. Adjusted gross DTA expected to be realized following the reporting date	1,295	—	1,295	1,164	—	1,164	131	—	131

2. Adjusted gross DTA allowed per limitation threshold	—	—	1,311	—	—	1,164	—	—	147

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	122	—	122	119	—	119	3	—	3

DTA admitted as the result of application of SSAP 101	$1,417	$—	$1,417	$1,283	$—	$1,283	$134	$—	$134

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2024		2023
Ratio percentage used to determine recovery period and threshold limitation amount	734	%	700	%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$8,738		$7,759

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s tax planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

61

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2024	2023	2022
Current income tax expense

Federal	$451	$(52)	$518

Foreign	—	—	—

Subtotal	451	(52)	518
Federal income tax on net capital gains (losses)	(260)	(170)	(397)
Federal income tax incurred	191	(222)	121

	Years Ended December 31,
(in millions)	2024	2023	Change
Deferred tax assets:

Ordinary:

Policyholder reserves	$1,668	$1,644	$24

Investments	184	223	(39)

Deferred acquisition costs	1,301	1,133	168

Fixed assets	411	401	10

Policyholder Dividend Accruals	4	4	—

Compensation and benefits accrual	39	42	(3)

Tax credit carryforward	—	—	—

Net operating loss carry-forward	1	1	—

Other (including items less than 5% of total ordinary tax assets)	95	30	65
Subtotal	3,703	3,478	225

Non-admitted	2,286	2,195	91
Admitted ordinary deferred tax assets	1,417	1,283	134
Capital:
Investments	1,708	1,993	(285)
Net capital loss carryforward	268	—	268

Subtotal	1,976	1,993	(17)

Statutory Valuation Adjustment	159	183	(24)
Non-admitted	1,817	1,810	7
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,417	1,283	134
Deferred tax liabilities:

Ordinary:

Deferred and uncollected premium	51	56	(5)

Policyholder reserves	15	62	(47)

Other (including items less than 5% of total ordinary tax liabilities)	56	1	55
Subtotal	122	119	3
Capital:

Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	$—	$—
Deferred tax liabilities	122	119	3
Net deferred tax assets	$1,295	$1,164	131

62

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

(in millions)	Years Ended December 31,		Change
	2024	2023
Total adjusted deferred tax assets	$5,520	$5,288	$232
Total deferred tax liabilities	122	119	$3
Net adjusted deferred tax assets	$5,398	$5,169	$229
Tax effect of unrealized gains (losses)			(88)
Change in net deferred income tax			141

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2024		December 31, 2023		December 31, 2022

(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate

Income tax expense at applicable rate	$341	$21.0%	$(16)	21.0%	$191	21.0%

Change in valuation adjustment	(24)	$(1.5)	(120)	154.8	303	33.2

Disregarded entities	(3)	$(0.2)	1	(1.2)	(56)	(6.2)

Amortization of interest maintenance reserve	(183)	$(11.3)	(82)	105.5	(97)	(10.4)

Surplus adjustments	17	$1.1	50	(65.0)	(38)	(4.2)

Dividend received deduction	(22)	$(1.4)	(26)	33.2	(14)	(1.6)

Prior year return true-ups and adjustments	(89)	$(5.5)	(84)	108.5	(25)	(2.8)

Other permanent adjustments	(27)	$(1.6)	(3)	3.8	(8)	(0.9)

Change in non-admitted assets	43	$2.8	10	(12.7)	8	0.9

LTIP shortfall deduction	(3)	$(0.2)	(8)	10.7	(4)	(0.4)

Separation adjustment on pensions	$—	$—	$—	—	$(99)	(10.9)

Statutory income tax expense (benefit)	$50	$3.2%	$(278)	358.6%	$161	17.7%

Federal income taxes incurred	$191	$11.8%	$(222)	286.4%	$121	13.3%

Change in net deferred income taxes	(141)	$(8.6)	(56)	72.2	40	4.4

Total statutory income taxes	$50	$3.2%	$(278)	358.6%	$161	17.7%

At December 31, 2024, the Company had no foreign tax credit carryforwards.

At December 31, 2024, the Company had U.S federal operating loss carryforwards of $0.7 million.

At December 31, 2024, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2029	$268
Total	$268

At December 31, 2024, the Company had no alternative minimum tax credits.

At December 31, 2024, the Company had no general business credit carryforwards.

At December 31, 2024, the Company had no CAMT credits.

63

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2022	$—
2023	—
2024	—
Total	$—

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $5.7 billion and concluded that $159 million valuation allowance was required at December 31, 2024. The Company had concluded that $183 million valuation allowance was required on the DTAs of $5.5 billion at December 31, 2023.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2024	2023
Gross unrecognized tax benefits at beginning of year	$7	$7
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	(7)	—
Gross unrecognized tax benefits at end of year	$—	$7

At December 31, 2024 and 2023, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $0.2 million and $7 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2024, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2023, the Company had accrued $(0.1) million for the payment of interest (net of the federal benefit) and penalties. In 2024 and 2023, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2024, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2008-2023 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2024.

The Company joined with AGC Life, VALIC, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.

The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the

64

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2024, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.

The maximum amount, before considering the dividend test discussed below, that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to AGC Life (as immediate parent company), by the Company in 2025 is $1,586 million. The estimated ordinary dividend capacity of the Company is further limited by the fact that the dividend test under Texas insurance law is based on dividends previously paid over a rolling twelve-month period. Consequently, depending on the actual payment dates during 2024, some or all of the dividends estimated to be ordinary in 2024 may require regulatory approval or non-disapproval. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

65

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2024, 2023 and 2022:

Date	Type	Cash or Non-cash	Amount (in millions)
2024
June 26, 2024	Extraordinary	Cash	$200
September 23, 2024	Extraordinary	Cash	357
September 23, 2024	Ordinary	Cash	193
December 23, 2024	Extraordinary	Cash	408
December 23, 2024	Ordinary	Cash	142

2023
March 27, 2023	Ordinary	Cash	$500
June 20, 2023	Ordinary	Cash	500
September 19, 2023	Ordinary	Cash	500
December 20, 2023	Ordinary	Cash	481
December 20, 2023	Extraordinary	Cash	19

2022
March 28, 2022	Ordinary	Cash	$400
June 24, 2022	Ordinary	Cash	400

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding at December 31, 2024.

The following table summarizes the Company’s surplus notes issued and outstanding at December 31, 2024.

(in millions)

1	2	3	4	5	6	7	8

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/ Or Principal
1	10/28/2024	5.725%	$ 500	YES	$ —	$ 500	$ —

1	9	10	11	12	13	14
Item Number	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider)	Current Year Principal paid	Life-To-Date Principal Paid	Date To Maturity
1	$ 5	$ 5	$ —	$ —	$ —	10/28/2027

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

1	15	16	17	18	19

Item Number	Are Surplus Note Payments contractually Linked? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party( Y/N)	Type of Assets Received Upon Issuance

1	NO	NO	NO	YES	N/A

1	20	21	22
Item Number	Principal Amount of Amounts Received under Issuance	Book/Adjusted Carry Value of Asset	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
1	N/A	N/A	NO

On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company with cash. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.

The surplus notes are subordinate in right of payment to the claims of policyholders, claimants and beneficiaries and to all other classes of creditors.

Each payment of principal and interest on the surplus notes may be made only with the prior approval of the Commissioner.

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored U.S. defined benefit pension plans until the Corebridge IPO on September 19, 2022. The Company received an allocation of the Company’s share of expenses.

Prior to August 22, 2022, AIG provided post-employment medical and life benefits for certain retired employees (the “Benefits”). Since August 22, 2022, the Benefits are provided by Corebridge with certain limited exceptions. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2024	2023	2022
Defined benefit plans	$—	$7	$(9)
Postretirement medical and life insurance plans	—	—	1
Total	$—	$7	$(8)

67

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Defined Contribution Plan

The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $26 million, $23 million and $28 million in 2024, 2023 and 2022, respectively.

Share-based and Deferred Compensation Plans

The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s 2023 LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: restricted stock units (“RSUs”) or stock options. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.

The Company recognized compensation expenses of $26 million, $23 million and $31 million for the years ending December 31, 2024, 2023 and 2022, respectively, on the grant date of the awards.

20. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.

The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity at December 31, 2024 is $1.7 billion.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2024	2023
Membership stock - Class B	$7	$7
Activity stock	181	183
Excess stock	20	5
Total	$208	$195

Actual or estimated borrowing capacity as determined by the insurer	$6,132	$6,536

The Company did not hold any Class A at December 31, 2024 or 2023.

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The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2024		December 31, 2023
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$6,649	$5,939	$6,938	$6,239

Maximum amount pledged during reporting period	6,893	6,211	7,070	6,098

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2024	2023
Amount outstanding	$4,423	$4,475
Maximum amount borrowed during reporting period	$4,475	$4,475

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2024 or 2023.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts

10-year floating rate	February 15, 2018	$1,148

10-year floating rate	February 15, 2018	1,277

10-year floating rate	February 15, 2018	175

10-year floating rate	February 6, 2018	87

10-year floating rate	January 25, 2018	31

10-year floating rate	January 31, 2017	67

10-year floating rate	January 12, 2017	57

10-year floating rate	June 14, 2016	254

5-year fixed rate	August 25, 2022	300

5-year fixed rate	March 01, 2023	506

5-year fixed rate	September 12, 2023	521

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and at

December 31, 2024 and $2.9 billion at December 31, 2023. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2024, $1.5 billion are currently expected to expire in 2025, and the remainder by 2030 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2024 and 2023, the Company had $2.1 billion and $2.8 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of

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the total current commitments, $1.0 billion are expected to expire in 2025 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2024, the future minimum lease payments under the operating leases are as follows:

(in millions)
2025	$6
2026	6
2027	3
2028	2
2029	1
Thereafter	3
Total	$21

Rent expense was $16 million, $15 million and $16 million in 2024, 2023 and 2022, respectively.

Contingencies

Legal Matters

Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company has disputed, and expects to continue disputing, any requested rate increases under these agreements. Certain reinsurers may send rate increases in the future and those may result in arbitration. To the extent reinsurers seek retroactive premium increases, the Company’s practice is to assess and accrue its current estimate of probable loss with respect to these matters.

The Company continues to defend against Moriarty v. American General Life Insurance Co. (S.D. Cal.), a putative class action involving Sections 10113.71 and 10113.72 of the California Insurance Code, which was instituted against the Company on July 18, 2017. In general, those statutes require that for life-insurance policies issued and delivered in California: (1) the policy must contain a 60-day grace period following non-payment of premium during which the policy remains in force; (2) the insurer must provide a 30-day pre-lapse notice; and (3) the insurer must notify policy owners of the right to designate a secondary recipient for lapse notices. The plaintiff contends the Company did not comply with these requirements for a policy issued before these statutes went into effect. The plaintiff seeks damages and other relief. The Company asserts various defenses to the plaintiff’s claims and to class certification. In 2022, the District Court held that a trial was necessary to determine whether the Company was liable on the plaintiff’s breach of contract claim, and it denied class certification. In May 2023, the case was reassigned to a new judge. On August 14, 2023, the District Court granted the plaintiff’s motion for summary judgment on the plaintiff’s breach of contract claim. On September 26, 2023, the District Court decided that good cause exists to allow the plaintiff to file a third motion for class certification. At the same time, however, the District Court certified its August 14, 2023 order for interlocutory appeal to the Ninth Circuit and stayed trial court proceedings pending the outcome of the Company’s appeal. The Ninth Circuit granted the Company’s petition for interlocutory appeal on November 21, 2023, which remains pending. The Company filed its opening brief on April 15, 2024. The Ninth Circuit granted the plaintiff’s third request for an extension of time to file an answering brief, which the plaintiff filed on July 22, 2024, and the Company filed its reply on September 11, 2024. On August 13, 2024, the plaintiff filed a motion with the Ninth Circuit to certify a question regarding the interpretation of the California statute – namely, whether an insured can terminate an insurance policy without having complied with the notice and grace period requirements of the California statute. The Company opposed the plaintiff’s motion on August 23, 2024, arguing that there was no basis for certification and disagreeing with the plaintiff’s claimed issue for review. While the Moriarty appeal was pending, the Ninth Circuit issued a published decision in Small v. Allianz Life Insurance Co. of North America, a related case presenting a substantially identical issue. The Ninth Circuit’s decision in Small squarely rejected the theory that the plaintiffs had advanced in that case and in Moriarty and embraced the argument, made by insurers, that any policyholder or beneficiary suing based on supposed breaches of Sections 10113.71 and 10113.72 must prove that the breaches actually caused them harm, for instance by resulting in missed payments or the lapse of the policy. On January 6, 2025, the parties in Moriarty, at the Ninth Circuit’s request, submitted simultaneous supplemental briefing on Small’s effect on the litigation, with the Company taking the position that Small fully disposes of the appeal in its favor and requires vacatur of the summary-judgment order in the plaintiff’s favor. The plaintiff in Small filed a petition for panel rehearing and rehearing en banc on January 23, 2025. The Ninth Circuit denied the Small petition for rehearing (without any judge calling for a vote) on February 19, 2025, and the mandate in that case issued

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on February 27, 2025. On March 4, 2025, the panel in Moriarty issued a memorandum disposition without hearing oral argument, vacating the district court’s summary judgment order and remanding for further proceedings. The panel’s short opinion principally relies on the Ninth Circuit’s decision in Small. The panel also denied the plaintiff’s request to certify a question to the California Supreme Court. On March 11, 2025, the plaintiff sought and obtained a 21-day extension of her deadline to file a petition for panel rehearing or rehearing en banc. That petition is now due on April 8, 2025. The plaintiff has indicated that she principally intends to (as the plaintiff did in Small) ask the full Ninth Circuit to grant rehearing only in order to certify a question to the California Supreme Court. In addition, in Pitt v. Metropolitan Tower Life Insurance Co., a case presenting a distinct question about whether the statutes apply to life insurance policies initially issued and delivered in a state other than California, the Ninth Circuit has certified that extraterritoriality question to the California Supreme Court. The plaintiff in Moriarty filed an amicus letter in Pitt urging the California Supreme Court to accept review of that extraterritoriality question, as well as the distinct causation question at issue in Moriarty. The insurer in Pitt has prepared a reply letter urging rejection of that proposal, which was filed on March 24, 2025.

The Company is also defending other actions in California involving similar issues: Allen v. Protective Life Insurance Co. and American General Life Insurance Co. (E.D. Cal.) was filed in state court on September 26, 2022. After being removed to federal court, the plaintiffs filed a motion on August 11, 2023, seeking leave to amend the complaint to add class action allegations against the Company. The case is stayed pending the resolution of appellate proceedings in Moriarty. Koch Family Insurance Trust v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on May 15, 2024, and removed to federal court on June 28, 2024. Wong v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on July 31, 2024, and removed to federal court on September 4, 2024. People of the State of California v. American General Life Insurance Co., et al. (Cal. Superior Court, San Diego County) was filed on October 17, 2024, against the Company, Lincoln Benefit Life Co., Everlake Life Insurance Co., and Transamerica Life Insurance Co., seeking civil penalties and equitable relief under California Business & Professions Code §§ 17200 et seq. The Company negotiated an agreement to acknowledge voluntary acceptance of service on and as of December 13, 2024. On January 27, 2025, the Company filed a demurrer to the complaint. That demurrer is set for a hearing on June 13, 2025.

These cases are in the early stages, and the Company expects their progress will be influenced by future developments in Moriarty and cases against other insurers involving the same statutes.

The Company has accrued its current estimate of probable loss with respect to these litigation matters.

Various other lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

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timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $39 million and $41 million for GFA at December 31, 2024 and 2023, respectively. The Company has recorded receivables of $73 million and $31 million at December 31, 2024 and 2023, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2024 and 2023. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2024 and 2023, the Company had admitted assets of $49 million and $62 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

The Company did not receive any business interruption insurance recoveries during the periods covered by this report.

22. RELATED PARTY TRANSACTIONS

Affiliate Transactions

In July 2024, the Company entered into a Variable Quota Share Coinsurance and Coinsurance with Funds Withheld Reinsurance Agreement, effective as of January 1, 2024, with Corebridge Bermuda, an affiliated insurance company organized under the laws of Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda a variable quota share percentage of certain fixed indexed annuity and fixed annuity products issued subsequent to December 31, 2023.

Effective December 31, 2024, the Company entered into a combined coinsurance and coinsurance with funds withheld reinsurance agreement with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda term life insurance policies written from January 1, 2020 to December 31, 2024 and certain structured settlement annuity contracts issued from April 1, 2012 to December 31, 2024. Additionally, the Company will cede newly issued term life insurance policies and certain structured settlement annuity contracts issued starting January 1, 2025.

On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.

Corebridge Life Holdings issued two senior promissory notes to the Company in the amount of $150,000,000 and $200,000,000, respectively, in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG for the benefit of the Company, with maturity dates of January 2, 2025 and January 2, 2024, respectively, and original interest rates of 2.52% and 2.40% per year, respectively. On December 30, 2019, the TDI issued a letter allowing AGL to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. On August 1, 2023, the guarantee of these promissory notes was novated from AIG to Corebridge. Effective January 2, 2024, Corebridge Life Holdings amended and restated the $200,000,000 promissory note to the Company, extending the note term to January 2, 2029 and updating the interest rate to 5.314%. The amended and restated promissory note was supported by an amended and restated guarantee issued by Corebridge for the benefit of the Company. On January 8, 2024, the TDI issued a letter allowing the Company to record the total amounts due under the amended and restated promissory note as an admitted asset for the period ending March 31, 2024, and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. Effective January 2, 2025 Corebridge Life Holdings amended and restated the $150,000,000 promissory note to the Company, extending the note term to January 2, 2030 and updating the interest

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rate to 5.178%. The amended and restated promissory note was supported by an amended and restated guarantee issued by Corebridge for the benefit of the Company. On November 20, 2024, in recognition of the future extension of the note, the TDI issued a letter allowing the Company to record the total amounts due under the amended and restated promissory note as an admitted asset for the period ending March 31, 2025, and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25.

Effective January 1, 2011, the Company entered into a Reinsurance Agreement with AGC Life pursuant to which certain blocks of life business issued by the Company were ceded to AGC Life. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Commerce and Insurance (“MDCI”). Amendment 29 to the reinsurance agreement was approved by the TDI and MDCI effective December 31, 2020 to add certain term and universal life policies issued by AGL on or after January 1, 2020 to the reinsurance agreement. Amendment 29 was closed to new business as of December 31, 2021. Effective March 31, 2023, the Company recaptured certain XXX business issued from 2017 through 2019 from the treaty and concurrently ceded the business to an external reinsurer. Effective September 30, 2023, the Company recaptured certain AXXX business from the treaty issued from 2017 through 2019 and concurrently ceded the business to an external reinsurer. Effective October 1, 2023, the Company recaptured certain term and universal life business issued from 2020 through 2021 from the treaty.

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s VA business were ceded to the Company. The ceded reserves and assets supporting the reserves remain on VALIC’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of VALIC’s VA contracts, excluding those issued by VALIC in the State of New York and those that have been previously assumed (through reinsurance) by VALIC. At inception, VALIC ceded $22.9 billion of reserves and received a ceding commission of $1.5 billion from the Company representing the embedded profits in the business ceded. The majority of the initial ceding commission was recognized directly in surplus on an after-tax basis, while a portion of the ceding commission ($0.3 billion) was recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations as an offset to the related tax expense. The after-tax surplus impact will be amortized over the life of the treaty as the after-tax profits emerge on the reinsured business and will be recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations, offset by a corresponding charge to change in surplus as a result of reinsurance with no net impact on capital and surplus. After contract inception, the Company paid a ceding commission and expense allowance to reimburse VALIC for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and VALIC to more efficiently manage the reserve and capital requirements for their VA business.

In December 2022, the Company received capital contributions of $1.9 billion from AGC Life in connection with the Company and VALIC reinsurance transaction.

During the year ended December 31, 2024, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $2 million, $11 million, and $76 million in 2024, 2023 and 2022, respectively. AGLIC Bermuda made distributions to the Company of $0 million in 2024, $738 million in 2023 and $214 million in 2022. Effective May 10, 2024, AGLIC Bermuda was dissolved.

At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.4 million, $71.2 million, $61.3 million, $105.6 million, $48.9 million and $55.9 million respectively.

At December 31, 2023, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.9 million, $73.8 million, $73.3 million, $142.1 million, $49.8 million and $83.7 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid

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and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At both December 31, 2024 and 2023, the Company did not have a balance outstanding under this facility.

Cut-Through Agreement

The Company and Corebridge Bermuda entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event Corebridge Bermuda becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by Corebridge Bermuda. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on Corebridge Bermuda’s books related to this agreement was approximately $280 thousand and $320 thousand for the years ending December 31, 2024 and 2023. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

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Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AGL Loan Investments Corporation	$24	$—	$24	NA

Corebridge Direct - SER B	2	2	—	NA

Corebridge Direct - SER A	2	2	—	NA

Corebridge Direct - Non Voting	1	1	—	NA

American Gen Annuity Svc Corp	—	—	—	NA

UG Corp Com	—	—	—	NA

AGL Alternative Holdings, LLC	266	—	266	NA

Freshwater RTC Holdings LLC	(2)	—	(2)	NA

SA Affordable Housing LLC	220	—	220	NA

SunAmerica Asset Management LLC	21	—	21	NA

Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	NA

SunAmerica Investors 3, LP (Whitehouse Hotel LP)	65	—	65	NA

Kite Stratford Owner, LLC	32	—	32	NA

GRE LB Industrial Joint Venture II, LP	32	—	32	NA

Corebridge Europe Real Estate Fund II LR Feeder, LLC	108	—	108	NA

Bayshore PII Company LLC	10	—	10	NA

Corebridge U.S. Real Estate Fund IV Development Sidecar LP	61	—	61	NA

Corebridge U.S. Real Estate Fund III, LP	104	—	104	NA

Corebridge U.S. Real Estate Fund IV, LP	190	—	190	NA

Touchdown MGP, LLC (Varagon Wildfire Direct Management MGP, LLC)	—	—	—	NA

Corebridge Europe Real Estate Fund I S.C.SP	11	—	11	NA

Bayshore Shopping Center JV LLC	21	—	21	NA

Corebridge U.S. Real Estate Fund II, LP	74	—	74	NA

Corebridge REI LB Southeast Industrial Joint Venture, LP.	70	—	70	NA

Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA

Branch Retail Partners II, LP	(3)	—	(3)	NA

Corebridge Bartlett Investor II LLC	1	—	1	NA

Corebridge Papermill Investor II LLC	1	—	1	NA

Corebridge U.S. LT Apartments JV, LP	29	—	29	NA

Total	$1,314	$5	$1,309

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The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AGL LOAN INVESTMENTS CORPORATION	$69	$—	$69	5/7/2020

AIG Direct - SER B	1	1	—	NA

AIG Direct - SER A	1	1	—	NA

AGLIC INVESTMENTS BERMUDA LTD.	1	—	1	10/3/2020

AIG Direct - NON VOTING	1	1	—	NA

American Gen Annuity Svc Corp	—	—	—	NA

UG Corp COM	—	—	—	NA

AGL Alternative Holdings, LLC	270	—	270

SA Affordable Housing LLC	207	—	207	NA

SunAmerica Asset Management LLC	27	—	27	NA

Corebridge Commercial Real Estate Lending Holdings, LLC	2	—	2	NA

SunAmerica Investors 3, LP	65	—	65	NA

GRE LB Industrial Joint Venture II, LP	33	—	33	NA

Corebridge Europe Real Estate Fund II LR Feeder, LLC	95	—	95	NA

Bayshore PII Company LLC	9	—	9	NA

Corebridge U.S. Real Estate Fund IV Development Sidecar LP	48	—	48	NA

SPAIG North Williams, LLC	(3)	—	(3)	NA

Clinton Grand Holdings LLC	8	—	8	NA

AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1	—	1	NA

Corebridge U.S. Real Estate Fund III, LP	154	—	154	NA

Corebridge U.S. Real Estate Fund IV, LP	179	—	179	NA

Touchdown MGP, LLC	—	—	—	NA

Corebridge Europe Real Estate Fund I S.C.SP	25	—	25	NA

Bayshore Shopping Center JV LLC	24	—	24	NA

Corebridge U.S. Real Estate Fund II, LP	102	—	102	NA

Corebridge REI LB Southeast Industrial JV LLC	74	—	74	NA

Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA

Branch Retail Partners II, LP	(1)	—	(1)	NA

Corebridge Bartlett Investor II LLC	1	—	1	NA

Corebridge Papermill Investor II LLC	1	—	1	NA

Corebridge U.S. LT Apartments JV, LP	34	—	34	NA
Total	$1,402	$3	$1,399

Operating Agreements

The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, Corebridge Institutional Investments, LLC (formerly known as AIG Asset Management (U.S.), LLC), in the amount of $856 million at December 31, 2023.

Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the

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service. The Company was charged $44 million, $48 million and $69 million under such agreements in 2024, 2023 and 2022, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $110 million in 2024, $119 million in 2023 and $112 million in 2022.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, Corebridge Markets, Inc. (See Note 8).

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (“AGLA”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (“SAAL”) and SunAmerica Life Insurance Company (“SALIC”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (“AIG Life”), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (“National Union”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through March 24, 2025, the date the financial statements were issued.

On March 14, 2025, Corebridge Life Holdings issued a promissory note to the Company in the amount of $250 million in exchange for cash. The promissory note was supported by a guarantee issued by Corebridge for the benefit of the Company, with a maturity date of March 14, 2032 and original interest rate of 5.35% per year.

77

Supplemental Information

78

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2024
Investment income earned:
Government bonds	$52
Other bonds (unaffiliated)	6,013
Bonds of affiliates	18
Preferred stocks (unaffiliated)	11
Common stocks (unaffiliated)	13
Common stocks of affiliates	7
Cash and short-term investments	83
Mortgage loans	1,803
Real estate	17
Contract loans	71
Other invested assets	350
Derivative instruments	64
Miscellaneous income	10
Gross investment income	$8,512

Real estate owned - book value less encumbrances	$89

Mortgage loans - book value:
Commercial mortgages	$25,527
Residential mortgages	9,935
Mezzanine loans	952
Farm Loans	27
Total mortgage loans	$36,441

Mortgage loans by standing - book value:
Good standing	$35,530
Good standing with restructured terms	571
Greater than 90 days delinquent	252
Interest overdue more than 90 days, not in foreclosure	24
Foreclosure in process	64
Total mortgage loans	$36,441

Partnerships - statement value	$6,651

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$439
Common stocks	30

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$7,566
Over 1 year through 5 years	33,741
Over 5 years through 10 years	29,643
Over 10 years through 20 years	20,603
Over 20 years	25,672
Total maturity	$117,225

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$68,096
Class 2	42,674
Class 3	3,679
Class 4	2,337
Class 5	411
Class 6	29
Total by class	$117,226

Total bonds, short-term and cash equivalent bond investments publicly traded	47,972
Total bonds, short-term and cash equivalent bond investments privately traded	69,273

Preferred stocks - statement value	$160
Common stocks - market value	234
Short-term investments - book value	200
Cash equivalents - book value	373
Options, caps and floors owned - statement value	1,481
Collar, swap and forward agreements open - statement value	181
Futures contracts open - current value	(6)
Cash on deposit	158

79

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA - (Continued)

(in millions)	December 31, 2024
Life insurance in-force:
Industrial	$679
Ordinary	89,638
Credit	—
Group	3,339

Amount of accidental death insurance in-force under ordinary policies	4,359

Life insurance policies with disability provisions in-force:
Industrial	192
Ordinary	36,710
Group life	29

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	458
Income payable	244

Ordinary - involving life contingencies:
Amount on deposit	370
Income payable	79

Group - not involving life contingencies:
Amount on deposit	1

Annuities:
Ordinary:
Immediate - amount of income payable	$1,430
Deferred, fully paid - account balance	81,004
Deferred, not fully paid - account balance	37,018

Group:
Amount of income payable	688
Fully paid - account balance	588
Not fully paid - account balance	15,027

Accident and health insurance - premiums in-force:
Other	$59
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$13,001
Dividend accumulations - account balance	470

Claim payments in 2024
Group accident & health:
2024	$—
2023	3
2022	—
2021	—
2020	—
Prior	172

Other accident & health:
2024	1
2023	14
2022	1
2021	(79)
2020	(57)
Prior	414

80

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2024

(in millions)

1. The Company’s total admitted assets as of December 31, 2024 are $246.5 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2024 are $172 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets

a. Carlyle Group	OIA	$1,492	0.90%

b. Senior Direct Lending Program LLC	BONDS	1,273	0.70

c. AIG Global Real Estate Investment Corp	OIA	728	0.40

d. Microsoft Corporation	BONDS	605	0.40

e. Exelon Corporation	BONDS	578	0.30

f. Amazon.com, Inc.	BONDS	514	0.30

g. Duke Energy Corporation	BONDS	467	0.30

h. Southern Company, The	BONDS	444	0.30

i. American Electric Power Company, Inc.	BONDS	411	0.20

j. Sempra Energy	BONDS	408	0.20

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$68,096	39.50%	P/RP - 1	$156	0.10%
NAIC - 2	42,674	24.80	P/RP - 2	4	—
NAIC - 3	3,679	2.10	P/RP - 3	—	—
NAIC - 4	2,337	1.40	P/RP - 4	—	—
NAIC - 5	411	0.20	P/RP - 5	1	—
NAIC - 6	29	—	P/RP - 6	—	—

4. Assets held in foreign investments:

	Amount	Percentage of Total Admitted Assets
a. Total admitted assets held in foreign investments	$28,673	16.60%
b. Foreign currency denominated investments	12,588	7.30
c. Insurance liabilities denominated in that same foreign currency	—	—

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$26,564	15.40%
b. Countries rated NAIC - 2	1,568	0.90
c. Countries rated NAIC - 3 or below	540	0.30

81

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$6,657	3.90%
Country 2: Cayman Islands	3,909	2.30
b. Countries rated NAIC - 2
Country 1: Mexico	512	0.30
Country 2: Indonesia	242	0.10
c. Countries rated NAIC - 3 or below
Country 1: Colombia	161	0.10
Country 2: British Virgin Islands	87	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$12,588	7.30%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$12,584	7.30%
b. Countries rated NAIC - 2	3	—
c. Countries rated NAIC - 3 or below	1	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,889	2.80%
Country 2: Ireland	1,934	1.10
b. Countries rated NAIC - 2
Country 1: Peru	3	—
Country 2:	—	—
c. Countries rated NAIC - 3 or below
Country 1: Brazil	1	—
Country 2:	—	—

82

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets

a.	Granite DEBTCO 9 Limited	NAIC 1 - Bonds	$281	0.20%

b.	5555143	MORTGAGE LOAN	263	0.20

c.	5555267	MORTGAGE LOAN	260	0.20

d.	5555184	MORTGAGE LOAN	250	0.10

e.	Greensaif Pipelines Bidco Sarl	NAIC 1 - Bonds	240	0.10

f.	5555239	MORTGAGE LOAN	238	0.10

g.	Silver (BREDS)	Other invested Assest	225	0.10
h.	5555187	MORTGAGE LOAN	218	0.10

i.	5555164	MORTGAGE LOAN	213	0.10

j.	5555261	MORTGAGE LOAN	206	0.10

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,492	0.90%
b.	AIG Global Real Estate Investment Corp	728	0.40
c.	BLACKSTONE GROUP	292	0.20
d.	SUNAMERICA INVESTMENT INC.	240	0.10
e.	Silver (BREDS)	225	0.10
f.	The Spiral	208	0.10
g.	GENERAL ATLANTIC	190	0.10
h.	Think Investments LLC	149	0.10
i.	THOMA BRAVO LLC	137	0.10
j.	TEACHERS INSUR & ANNUITY	116	0.10

83

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,855	1.10%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$333	0.20
b.	Silver (BREDS)	225	0.10
c.	The Spiral	208	0.10

Ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non- diversified
a.	AIG Global Real Estate Investment Corp	$728	$—	$728
b.	Carlyle Group	1,492	1,492	—
c.	Silver (BREDS)	225	—	225
d.	SUNAMERICA INVESTMENT INC.	240	240	—
e.	BLACKSTONE GROUP	292	292	—
f.	The Spiral	208	—	208
g.	GENERAL ATLANTIC	190	190	—
h.	TEACHERS INSUR & ANNUITY	116	116	—
i.	THOMA BRAVO LLC	137	137	—
j.	Think Investments LLC	149	149	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets

a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.20%

b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	272	0.20

c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	263	0.20

d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555267, ESP	260	0.20

e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	250	0.10

f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555239, ESP	238	0.10

g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002954, NY	236	0.10

h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	221	0.10

i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	218	0.10

j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	213	0.10

84

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
a. Construction loans	$1,578	0.90%
b. Mortgage loans over 90 days past due	277	0.20
c. Mortgage loans in the process of foreclosure	64	—
d. Mortgage loans foreclosed	—	—
e. Restructured mortgage loans	571	0.30

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$48	—%	$996	0.60%	$—	—%
b. 91% to 95%	44	—	70	—	—	—
c. 81% to 90%	605	0.40	1,288	0.70	—	—
d. 71% to 80%	3,245	1.90	3,099	1.80	—	—
e. below 70%	5,994	3.50	21,026	12.20	27	—

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		Quarter	Quarter	Quarter

	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a. Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
b. Repurchase agreements	218	0.10	3,067	1,064	4,980
c. Reverse repurchase agreements	20	—	—	—	—
d. Dollar repurchase agreements	—	—	—	—	—
e. Dollar reverse repurchase agreements	—	—	—	—	—

85

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2024

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$—	—%	$—	—%
b. Income generation	—	—	—	—
c. Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

			Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$879	0.50%	$801	$856	$851
b. Income generation	—	—	—	—	—
c. Replications	—	—	1,000	1,000	2,000
d. Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$112	0.10%	$59	$106	$141
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—

86

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2024

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage

Bonds:

U.S. governments	$1,688	1.0	$1,688	$—	$1,688	1.0%

All other governments	1,809	1.1	1,809	$—	1,809	1.1

U.S. states, territories and possessions, etc. guaranteed	188	0.1	188	$—	188	0.1

U.S. political subdivisions of states, territories, and possessions, guaranteed	166	0.1	166	$—	166	0.1

U.S. special revenue and special assessment obligations, etc. non-guaranteed	4,791	2.9	4,791	$—	4,791	2.9

Industrial and miscellaneous	102,779	62.1	102,779	$—	102,779	62.1

Hybrid securities	445	0.3	445	$—	445	0.3

Parent, subsidiaries and affiliates	439	0.3	439	$—	439	0.3

Unaffiliated Bank loans	4,739	2.9	4,739	$—	4,739	2.9

Total long-term bonds	$117,044	70.8	$117,044	$—	$117,044	70.8

Preferred stocks:

Industrial and miscellaneous (Unaffiliated)	$160	0.1	$160	$—	$160	0.1

Parent, subsidiaries and affiliates	—	—	—	$—	—	—

Total preferred stocks	$160	0.1	$160	$—	$160	0.1

Common stocks:

Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—

Industrial and miscellaneous Other (Unaffiliated)	209	0.1	209	$—	209	0.1

Parent, subsidiaries and affiliates Publicly traded	—	—	—	$—	—	—

Parent, subsidiaries and affiliates Other	30	—	25	$—	25	—

Mutual funds	—	—	—	$—	—	—

Total common stocks	$239	0.1	$234	$—	$234	0.1

Mortgage loans:

Farm mortgages	$27	—	$27	$—	$27	—

Residential mortgages	9,935	6.0	9,935	$—	9,935	6.0

Commercial mortgages	25,528	15.4	25,528	$—	25,528	15.4

Mezzanine real estate loans	952	0.6	952	$—	952	0.6

Total valuation allowance	(364)	(0.2)	(364)	$—	(364)	(0.2)

Total mortgage loans	$36,078	21.8	$36,078	$—	$36,078	21.8

Real estate:

Properties occupied by company	$—	—	$—	$—	$—	—

Properties held for production of income	85	0.1	85	$—	85	0.1

Properties held for sale	4	—	4	$—	4	—

Total real estate	$89	0.1	$89	$—	$89	0.1

Cash, cash equivalents and short-term investments:

Cash	$158	0.1	$158	$—	$158	0.1

Cash equivalents	373	0.2	373	$—	373	0.2

Short-term investments	200	0.1	200	$—	200	0.1

Total cash, cash equivalents and short-term investments	731	0.4	731	$—	731	0.4

Contract loans	1,168	0.7	1,144	$—	1,144	0.7

Derivatives	1,779	1.1	1,779	$—	1,779	1.1

Other invested assets	6,566	4.0	6,565	$—	6,565	4.0

Receivables for securities	86	0.1	86	$—	86	0.1

Securities Lending	—	—	—	XXX	XXX	XXX

Other invested assets	1,680	1.0	1,680	$—	1,680	1.0

Total invested assets	$165,620	100.0	$165,590	$—	$165,590	100.0%

87

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

December 31, 2024

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features. Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

88

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (continued)

December 31, 2024

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

89